                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                   Date of fiscal year end: April 30, 2003
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                   Date of reporting period: October 31, 2003
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This Form N-CSR is being filed for the purpose of amending and restating the Form N-CSR filed on January 7, 2004 (Accession No. 0000950156-04-000010), which, as a result of a filing error, contained the report of another registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) INTERMEDIATE
INVESTMENT GRADE
BOND FUND

[graphic omitted]

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND

The fund seeks to provide as high a level of current income as the investment adviser believes is consistent with prudent investment risk. The fund's secondary objective is to protect shareholders' capital.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
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TABLE OF CONTENTS
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MFS PRIVACY POLICY
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LETTER FROM THE CHAIRMAN                           1
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MFS ORIGINAL RESEARCH(R)                           2
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MANAGEMENT REVIEW                                  3
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PERFORMANCE SUMMARY                                6
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PORTFOLIO OF INVESTMENTS                           9
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FINANCIAL STATEMENTS                              25
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NOTES TO FINANCIAL STATEMENTS                     36
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TRUSTEES AND OFFICERS                             46
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       48
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CONTACT INFORMATION                               49
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ASSET ALLOCATION                                  50

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LETTER FROM THE CHAIRMAN
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Dear Shareholders,

[Photo of Jeffrey L. Shames]


In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

Throughout the period, short-term interest rates were largely unchanged as the Federal Reserve Board pursued an accommodative monetary policy designed to stimulate the U.S. economy. However, intermediate-term interest rates rose during June and July. For example, yields on two-year Treasury securities were up slightly more than 33 basis points (0.33%), yields on five-year Treasury notes were up nearly 50 basis points (0.50%), and 10-year bonds rose almost 46 basis points (0.46%). Also during the period, mortgage rates fell to historically low levels in June but then began to rise as the summer progressed.

In our view, the U.S. economy moved out of a period of uncertainty and into a period where investors began to wonder how much the economy would recover instead of if it would recover. In the third quarter, the U.S. gross domestic product increased 7.2% and surprised investors and economists alike. Most attributed the unexpected rise to a variety of factors, including the Fed's accommodative monetary policy, a cash infusion from the tax cuts, and a general improvement in business and consumer sentiment.

FUND POSITIONING

High-grade corporate bonds comprised roughly half of the fund's holdings throughout the period, which was an overweighting relative to our benchmark, the Lehman Brothers Intermediate Government/Credit Index. We believed that corporate securities offered better values and better yields than U.S. Treasury securities of comparable maturities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) We kept average portfolio quality at AA to AA- and maintained a duration of approximately 3.6 years. Duration is a measure of interest-rate sensitivity - the higher the number, the greater the sensitivity.

PORTFOLIO CONCENTRATION 10/31/03

              High Grade Corporates              45.9%
              U.S. Treasuries                    15.1%
              Asset Backed                        9.3%
              Mortgage Backed                     8.9%
              U.S. Agencies                       7.3%
              Commercial Mortgage Backed          5.2%
              International Sovereigns            3.7%
              Residential Mortgage Backed         2.4%
              Emerging Markets Debt               1.6%
              Municipal                           0.4%
              High Yield Corporates               0.2%

The portfolio is actively managed, and current holdings may be different.

DETRACTORS FROM FUND PERFORMANCE

The fund's mortgage-backed bonds underperformed equivalent Treasury securities as prepayments and volatility affected valuations. In the months leading up to the June low, refinancing activity had reached a feverish pitch as mortgage holders took advantage of falling rates. Mortgage rates bottomed in June when the average commitment rate from Freddie Mac (Federal Home Loan Mortgage Corporation) reached 5.25% for a 30-year fixed mortgage, and rose to roughly 6.10% at the end of October 2003.

Relative performance was also hurt by fund holdings with five-year and longer maturities because rates rose more in the 4- to 10-year maturities than in the very short end of the range. As a result, the total return for a 2-year Treasury security was better than that of a 5-year Treasury for the period.

CORPORATE BONDS A PLUS

Our overweighting in corporate bonds contributed to fund performance because of their yield advantage over similar maturity U.S. Treasury bonds and a general increase in bond prices. On average, one- to 10-year corporate bond yields ranged between 120 and 95 basis points (1.20% and 0.95%) higher than their Treasury counterparts. Corporate bonds, particularly those from the auto industry and the telecommunications sector, rebounded from distressed levels at the start of 2003.

In 2002, investor concerns about the amount of the auto industry's debt and the size of its pension obligations depressed bond prices. In addition, the group's bonds were negatively impacted when rating agencies downgraded Ford and General Motors. As a result, yield premiums for the industry rose as investors became concerned about liquidity and credit risk. However, in 2003, changing economic conditions, continued consumer spending, and increased liquidity in the capital markets helped to allay investor concerns. As a result, the relative performance of these bonds during the period was better than that of similar maturity U.S. Treasury securities.

Telecommunications bond prices relative to Treasuries had been severely depressed in 2002 because of accounting problems and over leverage. When companies addressed those issues, their bonds began to rebound from the depressed levels of third quarter 2002. That rebound continued into 2003 and throughout the reporting period as these companies raised additional capital and refocused on their cash flow.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
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The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 10/31/03
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Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
       Share           inception
       class              date          6-mo      1-yr       3-yr      Life*
  ----------------------------------------------------------------------------
         A             12/31/1998        --         5.40%      8.55%     6.89%
  ----------------------------------------------------------------------------
         B              3/1/2002         --         4.41%      8.04%     6.58%
  ----------------------------------------------------------------------------
         C              3/1/2002         --         4.41%      8.04%     6.58%
  ----------------------------------------------------------------------------
         I             12/31/1998        --         5.56%      8.68%     6.95%
  ----------------------------------------------------------------------------
        R1**           12/31/2002        --         5.09%      8.45%     6.83%
  ----------------------------------------------------------------------------
       R2***           10/31/2003       N/A           N/A        N/A       N/A
  ----------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Average intermediate investment
  grade debt fund+                       0.75%      5.66%      7.61%     5.76%
  ----------------------------------------------------------------------------
  Lehman Brothers Intermediate
  Government/Credit Index#             0.96%        5.43%      8.46%     6.67%
  ----------------------------------------------------------------------------
  Lehman Brothers Intermediate
  Credit Index#                        1.82%        9.19%      9.60%     7.19%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.


--------------------
Average annual
with sales charge
--------------------
       Share
       class                            6-mo      1-yr       3-yr      Life*
  ----------------------------------------------------------------------------
         A                               --         0.39%      6.81%     5.82%
  ----------------------------------------------------------------------------
         B                               --         0.41%      7.18%     6.25%
  ----------------------------------------------------------------------------
         C                               --         3.41%      8.04%     6.58%
  ----------------------------------------------------------------------------
  Class I, R1 and R2 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

  ----------------------------------------------------------------------------
         A                             1.00%        5.40%     27.91%    38.00%
  ----------------------------------------------------------------------------
         B                             0.58%        4.41%     26.12%    36.07%
  ----------------------------------------------------------------------------
         C                             0.58%        4.41%     26.10%    36.04%
  ----------------------------------------------------------------------------
         I                             1.18%        5.56%     28.37%    38.34%
  ----------------------------------------------------------------------------
        R1**                           0.83%        5.09%     27.54%    37.60%
  ----------------------------------------------------------------------------
       R2***                            N/A           N/A        N/A       N/A
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.
    * For the period from the commencement of the fund's investment operations, December 31, 1998, through October 31, 2003. Index information is from January 2, 1999.
   ** Effective November 3, 2003, Class R shares have been renamed R1 shares. *** R2 shares commenced investment operations on October 31, 2003, therefore no performance information is available.
    + Source: Lipper Inc., an independent firm that reports mutual fund performance.
    # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS INTERMEDIATE CREDIT INDEX - measures the performance of the U.S. intermediate-term, investment-grade bond market.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX - measures the performance of the investment-grade bond market and includes bonds with maturities up to 10 years.

Note to Shareholders - Effective May 14, 2003, the benchmark of the fund has been changed to the Lehman Brothers Intermediate Government/Credit Index. We believe that this index better reflects the fund's investment policies and objectives.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Prior to March 1, 2002, the fund was available only to MFS employees and had limited assets. Between February 1, 1999 and March 1, 2002, a significant portion of the fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. For example, had these expense subsidies and waivers not been in effect for Class A, average annual returns without sales charge would have been 8.19% and 6.44% for the 3-year and Life periods, respectively.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03
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The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.6%
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                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
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U.S. Bonds - 84.7%
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Advertising & Broadcasting - 0.9%
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Clear Channel Communications Co., 4.625s, 2008                           $1,030            $1,059,909
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Reed Elsevier Capital, Inc., 6.125s, 2006                                   365               398,019
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                                                                                           $1,457,928
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Aerospace - 0.9%
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BAE Systems Holding, Inc., 6.4s, 2011##                                    $400              $428,676
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Boeing Capital Corp., 5.75s, 2007                                           690               739,284
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Northrop Grumman Corp., 7s, 2006                                            280               309,200
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                                                                                           $1,477,160
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Airlines - 0.3%
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American Airlines, Inc., 3.857s, 2010                                      $400              $393,116
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Continental Airlines, Inc., 6.545s, 2019                                     74                73,377
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                                                                                             $466,493
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Alcoholic Beverages - 0.7%
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Miller Brewing Co., 4.25s, 2008##                                        $1,200            $1,211,824
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Automotive - 3.5%
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DaimlerChrysler NA Holding Corp., 7.4s, 2005                               $600              $634,277
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Ford Motor Credit Co., 6.125s, 2004                                          78                79,124
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Ford Motor Credit Co., 6.875s, 2006                                       1,568             1,641,058
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Ford Motor Credit Co., 7.25s, 2011                                          125               126,961
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Ford Motor Credit Co., 7s, 2013                                             750               737,282
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General Motors Acceptance Corp., 7.625s, 2004                                 5                 5,171
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General Motors Acceptance Corp., 4.5s, 2006                                 200               203,072
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General Motors Acceptance Corp., 6.125s, 2006                               810               856,220
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General Motors Acceptance Corp., 6.75s, 2006                                350               373,171
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General Motors Acceptance Corp., 7.25s, 2011                                433               456,267
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General Motors Corp., 7.2s, 2011                                            293               307,292
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Lear Corp., 7.96s, 2005                                                     450               483,750
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                                                                                           $5,903,645
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Banks & Credit Companies - 4.5%
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Associates Corp., 5.8s, 2004                                                $10               $10,209
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Bank of America Corp., 6.5s, 2006                                           200               218,023
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Bank of America Corp., 7.5s, 2006                                           125               141,279
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CitiFinancial Credit Co., 6.25s, 2008                                       750               822,632
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25s, 2010                                                275               319,933
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125s, 2011                          160               172,911
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 5.875s, 2006                          535               577,975
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.625s, 2008                           43                44,736
-----------------------------------------------------------------------------------------------------
First Interstate Bancorp, 9.125s, 2004                                      180               183,327
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Natexis AMBS Co. LLC, 8.44s to 2008, 4.605s to 2049##                       800               937,625
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NCNB Texas National Bank, 9.5s, 2004                                         75                78,395
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Popular North America, Inc., 6.125s, 2006                                   605               658,251
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Popular North America, Inc., 3.875s, 2008                                   750               744,109
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Socgen Real Estate Co., 7.64s to 2007, 3.792s to 2049##                   1,140             1,285,196
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Unicredito Italiano Capital Trust, 9.2s, 2049##                             500               621,457
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UFJ Finance Aruba AEC, 6.75s, 2013                                          270               282,676
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Wachovia Corp., 7.8s, 2010                                                  250               298,996
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Wells Fargo & Co., 6.45s, 2011                                              200               223,527
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                                                                                           $7,621,257
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Biotechnology - 0.4%
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Baxter International, Inc., 5.25s, 2007                                    $650              $694,775
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Broadcast & Cable TV - 1.1%
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Comcast Cable Communications, Inc., 8.375s, 2007                           $350              $404,546
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Comcast Cable Communications, Inc., 5.85s, 2010                             200               212,475
-----------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75s, 2011                               4                 4,427
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.5s, 2004                                        422               439,201
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875s, 2008                                      500               496,778
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125s, 2012                                      100               113,500
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8s, 2012                                        150               194,859
-----------------------------------------------------------------------------------------------------
                                                                                           $1,865,786
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Brokerage & Asset Managers - 1.5%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.625s, 2005                                    $275              $301,818
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625s, 2005                               400               454,657
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25s, 2007                                 120               139,955
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 4s, 2008                                    250               253,635
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 2.47s, 2006                                            400               400,927
-----------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8s, 2007                                      675               727,826
-----------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.875s, 2006                           300               322,913
-----------------------------------------------------------------------------------------------------
                                                                                           $2,601,731
-----------------------------------------------------------------------------------------------------
Building - 0.1%
-----------------------------------------------------------------------------------------------------
Masco Corp., 6.75s, 2006                                                   $100              $109,472
-----------------------------------------------------------------------------------------------------

Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375s, 2007                            $500              $530,943
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5s, 2007                                                  181               188,490
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75s, 2008                                               350               372,221
-----------------------------------------------------------------------------------------------------
                                                                                           $1,091,654
-----------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5s, 2005                                  $15               $16,295
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5s, 2007                                  1,044             1,105,920
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7s, 2007                                  133               155,708
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5s, 2008                                  450               449,159
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75s, 2011                                  200               212,750
-----------------------------------------------------------------------------------------------------
                                                                                           $1,939,832
-----------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.3%
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.875s, 2006                                                $155              $170,327
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2010                                                  290               312,763
-----------------------------------------------------------------------------------------------------
                                                                                             $483,090
-----------------------------------------------------------------------------------------------------
Containers
-----------------------------------------------------------------------------------------------------
Pactiv Corp., 7.2s, 2005                                                    $30               $32,758
-----------------------------------------------------------------------------------------------------

Corporate Asset-Backed - 15.2%
-----------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivable Trust, 5.37s, 2008                       $405              $417,888
-----------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027s, 2033                          750               746,275
-----------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8s, 2033                                       1,500             1,500,000
-----------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79s, 2009                                 295               307,346
-----------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47s, 2010                                 600               589,209
-----------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15s, 2008                              275               278,111
-----------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37s, 2029                     255               279,084
-----------------------------------------------------------------------------------------------------
CIT Home Equity Loan Trust, 4.57s, 2023                                       3                 3,464
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65s, 2008                            500               539,395
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Master Trust I, 5.5s, 2006                              25                25,308
-----------------------------------------------------------------------------------------------------
CNH Equipment Trust, 1.37s, 2006                                             24                24,139
-----------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3s, 2008                                               7                 7,146
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8s, 2030                            310               322,970
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04s, 2030                            30                32,789
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03s, 2031                            70                79,510
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 7.701s, 2032 (Interest Only)##           5,707               323,210
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89s, 2009                                     278               281,278
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52s, 2009##                                   172               173,478
-----------------------------------------------------------------------------------------------------
Criimi Mae Corp., 7s, 2033##                                                150               161,712
-----------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, 4.21s, 2005                                       6                 6,141
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage and Asset Receiving Corp.,
6.538s, 2031 (Corporate Asset-Backed)                                       825               902,486
-----------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.146s, 2005 (Interest Only)                 100                 1,218
-----------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77s, 2008##                                 400               396,125
-----------------------------------------------------------------------------------------------------
DriveTime Auto Owner Trust, 1.918s, 2008##                                  700               693,000
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.875s, 2023 (Interest Only)                  1,174               223,417
-----------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436s, 2007##                          650               650,000
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38s, 2029          500               561,516
-----------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.92s, 2038                               535               534,749
-----------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, 6.06s, 2030                                  4                 4,275
-----------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44s, 2009                                     400               405,617
-----------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 1.57s, 2032                               106               106,070
-----------------------------------------------------------------------------------------------------
Hyundai Automobile Receivables Trust, 2.8s, 2007##                          350               353,682
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.9s, 2006                                    183               185,343
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 2.33s, 2007                                 1,290             1,298,909
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.27s, 2011                                   135               136,362
-----------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48s, 2030            1,000             1,105,036
-----------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78s, 2031               70                78,873
-----------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.84s,
2035 (Interest Only)                                                      7,884               209,092
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39s, 2030                         500               546,505
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.889s, 2030                        170               185,021
-----------------------------------------------------------------------------------------------------
Morgan (J.P.) Commercial Mortgage Finance Corp., 6.613s, 2030               630               697,676
-----------------------------------------------------------------------------------------------------
Morgan (J.P.) Commercial Mortgage Finance Corp., 7.325s, 2031                14                14,958
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 6.01s, 2030                                         5                 4,889
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 7.622s, 2031 (Interest Only)                    4,627               190,610
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663s, 2030                                275               305,956
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337s, 2031                                600               661,726
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.51s, 2031 (Interest Only)               2,553                83,675
-----------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65s, 2024                          777               863,479
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476s, 2030                                     500               555,662
-----------------------------------------------------------------------------------------------------
PSE&G Transition Funding LLC, 5.74s, 2007                                     8                 8,720
-----------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 1.57s, 2008##                            750               750,000
-----------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49s, 2029                      300               303,458
-----------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 2.99s, 2022##                              1,000             1,000,938
-----------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 2.25s, 2032##                                500               500,195
-----------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 3.39s, 2033                                  650               647,156
-----------------------------------------------------------------------------------------------------
Summit Acceptance Auto Receivables Trust, 7.51s, 2007##                     152               151,988
-----------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.46s, 2043                            381               380,934
-----------------------------------------------------------------------------------------------------
TIAA Commercial Real Estate Securitization Trust, 7.17s, 2032##             597               648,989
-----------------------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust, 2.48s, 2008                           1,000             1,000,609
-----------------------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust, 3.24s, 2009                             520               529,031
-----------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17s, 2014                              7                 7,358
-----------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.112s, 2033                                       500               500,518
-----------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177s, 2033                                       450               450,466
-----------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.567s, 2033                                       400               405,291
-----------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, 2.39s, 2007                                      400               402,575
-----------------------------------------------------------------------------------------------------
                                                                                          $25,742,606
-----------------------------------------------------------------------------------------------------
Defense Electronics
-----------------------------------------------------------------------------------------------------
Raytheon Co., 5.7s, 2003                                                    $29               $29,000
-----------------------------------------------------------------------------------------------------
Raytheon Co., 6.15s, 2008                                                    20                21,551
-----------------------------------------------------------------------------------------------------
                                                                                              $50,551
-----------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
-----------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875s, 2011                                 $250              $282,118
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625s, 2005                                            275               300,023
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375s, 2007                                             45                46,297
-----------------------------------------------------------------------------------------------------
                                                                                             $628,438
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 1.0%
-----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9s, 2006                                           $1,100            $1,163,138
-----------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45s, 2006                                             210               225,841
-----------------------------------------------------------------------------------------------------
Phillips Petroleum Co., 8.5s, 2005                                          210               230,942
-----------------------------------------------------------------------------------------------------
                                                                                           $1,619,921
-----------------------------------------------------------------------------------------------------
Entertainment - 2.3%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.975s, 2004                                        $228              $237,727
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 5.625s, 2005                                       1,129             1,184,856
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.875s, 2012                                         100               110,720
-----------------------------------------------------------------------------------------------------
Disney (Walt) Co., 6.75s, 2006                                              490               534,676
-----------------------------------------------------------------------------------------------------
Liberty Media Corp., 2.64s, 2006                                            750               746,979
-----------------------------------------------------------------------------------------------------
News America, Inc., 4.75s, 2010                                           1,000             1,016,973
-----------------------------------------------------------------------------------------------------
Viacom, Inc., 7.75s, 2005                                                   105               114,370
-----------------------------------------------------------------------------------------------------
                                                                                           $3,946,301
-----------------------------------------------------------------------------------------------------
Financial Institutions - 1.5%
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85s, 2004                                   $78               $80,518
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2006                                    850               906,798
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2007                                    240               256,164
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 8s, 2005                                           120               130,708
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 4.625s, 2008                                       350               362,725
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75s, 2011                                         20                22,382
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 6.375s, 2012                                       125               136,125
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 7s, 2012                                           170               193,064
-----------------------------------------------------------------------------------------------------
SLM Corp., 5.375s, 2013                                                     400               408,365
-----------------------------------------------------------------------------------------------------
                                                                                           $2,496,849
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.5%
-----------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.625s, 2009                                          $128              $138,240
-----------------------------------------------------------------------------------------------------
General Mills, Inc., 5.125s, 2007                                           375               399,310
-----------------------------------------------------------------------------------------------------
Kellogg Co., 6s, 2006                                                       205               220,779
-----------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625s, 2006                                             580               603,583
-----------------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 6s, 2004                                               200               204,406
-----------------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 3.875s, 2007                                           400               404,103
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.625s, 2004                                             205               212,684
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25s, 2011                                              310               367,193
-----------------------------------------------------------------------------------------------------
                                                                                           $2,550,298
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-----------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85s, 2012                                            $345              $380,904
-----------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5s, 2005                                                810               843,954
-----------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75s, 2012                                                80                86,603
-----------------------------------------------------------------------------------------------------
                                                                                           $1,311,461
-----------------------------------------------------------------------------------------------------
Full Faith and Credit - 0.2%
-----------------------------------------------------------------------------------------------------
AID to Israel, 6.6s, 2008                                                   $15               $16,254
-----------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., 5.25s, 2006                                   325               346,967
-----------------------------------------------------------------------------------------------------
                                                                                             $363,221
-----------------------------------------------------------------------------------------------------
Government Sponsored Entities - 7.0%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25s, 2006                                      $1,700            $1,694,094
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.625s, 2008                                         15                14,992
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7s, 2005                                  325               352,317
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.875s, 2007                            3,000             3,190,152
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.875s, 2010                            2,750             3,182,270
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2004                                 250               260,143
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.25s, 2010                              2,425             2,851,306
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125s, 2012                               315               349,192
-----------------------------------------------------------------------------------------------------
                                                                                          $11,894,466
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.1%
-----------------------------------------------------------------------------------------------------
Harrahs Operating Co., Inc., 7.125s, 2007                                   $85               $95,485
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                                  3                 3,401
-----------------------------------------------------------------------------------------------------
                                                                                              $98,886
-----------------------------------------------------------------------------------------------------
Home Loans
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.08s, 2031                                $48               $48,321
-----------------------------------------------------------------------------------------------------

Industrial - 0.2%
-----------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375s, 2006                                              $400              $418,352
-----------------------------------------------------------------------------------------------------

Insurance - 1.2%
-----------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85s, 2006##                          $260              $278,661
-----------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1s, 2007##                            375               401,956
-----------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911s, 2005                                                 300               309,808
-----------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375s, 2012                                                 300               308,163
-----------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75s, 2008                                     400               399,372
-----------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65s, 2007##                          335               376,212
-----------------------------------------------------------------------------------------------------
                                                                                           $2,074,172
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
-----------------------------------------------------------------------------------------------------
Allstate Corp., 7.2s, 2009                                                 $225              $261,540
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7s, 2007                         150               157,051
-----------------------------------------------------------------------------------------------------
SAFECO Corp., 4.2s, 2008                                                    400               405,598
-----------------------------------------------------------------------------------------------------
SAFECO Corp., 4.875s, 2010                                                  300               307,126
-----------------------------------------------------------------------------------------------------
SAFECO Corp., 7.25s, 2012                                                    85                97,269
-----------------------------------------------------------------------------------------------------
                                                                                           $1,228,584
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-----------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., 6.25s, 2006                                            $460              $501,019
-----------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2s, 2012                                                155               163,611
-----------------------------------------------------------------------------------------------------
                                                                                             $664,630
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
-----------------------------------------------------------------------------------------------------
HCA, Inc., 7.125s, 2006                                                    $360              $385,580
-----------------------------------------------------------------------------------------------------
HCA, Inc., 8.75s, 2010                                                      235               270,489
-----------------------------------------------------------------------------------------------------
                                                                                             $656,069
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
-----------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                            $395              $470,768
-----------------------------------------------------------------------------------------------------

Multi Family Agency Bonds - 0.3%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.085s, 2006                              $116              $126,366
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.29s, 2006                                 46                49,430
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.65s, 2008                                187               196,132
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.722s, 2009                                71                76,056
-----------------------------------------------------------------------------------------------------
                                                                                             $447,984
-----------------------------------------------------------------------------------------------------
Municipals - 0.4%
-----------------------------------------------------------------------------------------------------
Lakeville, MN Independent School District #194, 4.5s, 2012                 $660              $702,134
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.2%
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP, 8s, 2005                                 $15               $16,195
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP, 5.35s, 2007                              120               127,944
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP, 6.75s, 2011                              110               123,815
-----------------------------------------------------------------------------------------------------
                                                                                             $267,954
-----------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-----------------------------------------------------------------------------------------------------
Halliburton Co., 5.5s, 2010##                                              $700              $707,535
-----------------------------------------------------------------------------------------------------

Oils - 0.2%
-----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125s, 2007                                          $310              $339,128
-----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875s, 2012                                            15                16,476
-----------------------------------------------------------------------------------------------------
                                                                                             $355,604
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.3%
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                          $500              $516,545
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.4%
-----------------------------------------------------------------------------------------------------
Wyeth Co., 5.875s, 2004                                                    $240              $243,982
-----------------------------------------------------------------------------------------------------
Wyeth Co., 4.125s, 2008                                                     450               457,555
-----------------------------------------------------------------------------------------------------
                                                                                             $701,537
-----------------------------------------------------------------------------------------------------
Photographic Products - 0.3%
-----------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                             $480              $489,480
-----------------------------------------------------------------------------------------------------

Pollution Control - 0.3%
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 7s, 2004                                           $114              $118,812
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 7s, 2006                                             90                99,684
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375s, 2010                                         57                65,917
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375s, 2012                                        250               272,450
-----------------------------------------------------------------------------------------------------
                                                                                             $556,863
-----------------------------------------------------------------------------------------------------
Real Estate - 1.6%
-----------------------------------------------------------------------------------------------------
Equity Office Properties Operating, LP, 7.75s, 2007                        $655              $750,240
-----------------------------------------------------------------------------------------------------
Equity Office Properties Operating, LP, 6.8s, 2009                          155               173,174
-----------------------------------------------------------------------------------------------------
Highwoods Properties, Inc., 7.19s, 2004##                                   200               202,627
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5s, 2006                                              300               340,688
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                                250               264,227
-----------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.75s, 2004                                        120               124,124
-----------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375s, 2007                                       125               136,972
-----------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625s, 2007                                          705               744,630
-----------------------------------------------------------------------------------------------------
                                                                                           $2,736,682
-----------------------------------------------------------------------------------------------------
Residential Mortgage-Backed - 0.4%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 3.108s, 2035                             $750              $744,844
-----------------------------------------------------------------------------------------------------

Single Family Agency Bonds - 6.2%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2017                               $695              $715,495
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2017                                  226               234,463
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2018                                  987             1,003,166
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2033                                999             1,007,503
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2015                                     4                 4,747
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2015                                   3                 2,847
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2016                                 169               174,204
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017                                 625               643,809
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                                   362               376,795
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2017                                 259               273,013
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.5s, 2018                               1,246             1,245,306
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2018                                 2,559             2,600,240
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2018                                 704               725,387
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2033                                 498               503,211
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6s, 2033                                969             1,000,799
-----------------------------------------------------------------------------------------------------
                                                                                          $10,510,985
-----------------------------------------------------------------------------------------------------
Structured Deal Agency Bonds - 2.4%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2017                               $700              $717,782
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2021                                  605               629,075
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2022                                1,000             1,044,258
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017                                 370               381,214
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2018                                 700               723,379
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.204s, 2014                            170               178,743
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.471s, 2015                             77                80,516
-----------------------------------------------------------------------------------------------------
U.S. Veteran Affairs Department, 6s, 2021                                   300               310,374
-----------------------------------------------------------------------------------------------------
                                                                                           $4,065,341
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------------
Kroger Co., 7.8s, 2007                                                     $270              $310,277
-----------------------------------------------------------------------------------------------------

Supranational - 0.7%
-----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75s, 2005                                 $120              $126,447
-----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875s, 2012                                 200               220,045
-----------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development, 4.77s, 2005            750               778,350
-----------------------------------------------------------------------------------------------------
                                                                                           $1,124,842
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
-----------------------------------------------------------------------------------------------------
AT&T Corp., 6.5s, 2006                                                     $760              $841,631
-----------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                                     468               528,641
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6s, 2007                                              800               847,775
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                        350               378,580
-----------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875s, 2012                                        375               411,396
-----------------------------------------------------------------------------------------------------
                                                                                           $3,008,023
-----------------------------------------------------------------------------------------------------
Tobacco - 0.4%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc., 7s, 2013                                               $568              $573,268
-----------------------------------------------------------------------------------------------------
Reynolds (R.J.) Tobacco Holdings, Inc., 7.25s, 2012                         125               121,250
-----------------------------------------------------------------------------------------------------
                                                                                             $694,518
-----------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
-----------------------------------------------------------------------------------------------------
Federal Express Corp., 9.65s, 2012                                         $100              $131,382
-----------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 13.2%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2006                                          $1,250            $1,396,582
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                             2,100             2,110,172
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007                                         1,500             1,587,071
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125s, 2007###                                      3,195             3,580,646
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625s, 2008                                           110               107,830
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2008                                             2,500             2,501,368
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2010                                           4,000             4,640,156
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5s, 2011                                             2,750             2,934,442
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2012                                         2,510             2,548,042
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2013                                            953               949,129
-----------------------------------------------------------------------------------------------------
                                                                                          $22,355,438
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
-----------------------------------------------------------------------------------------------------
Beaver Valley II Funding, 9s, 2017                                         $225              $261,640
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35s, 2007                               525               572,268
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8s, 2005                                        400               404,026
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 6s, 2004                                                    188               192,757
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45s, 2006                                                 750               813,418
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05s, 2011                                                 400               451,656
-----------------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2s, 2004                                        10                10,207
-----------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95s, 2011                                      375               418,257
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5s, 2006                                               300               315,260
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45s, 2011                                              340               361,159
-----------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25s, 2006                                        500               505,851
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625s, 2007                               310               317,086
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5s, 2008                                 119               115,696
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875s, 2012                                75                77,601
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375s, 2004                                    696               714,242
-----------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625s, 2005                                        180               197,361
-----------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5s, 2007                                       325               341,646
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05s, 2007                                          610               658,054
-----------------------------------------------------------------------------------------------------
PSE&G Energy Holdings, Inc., 7.75s, 2007                                    189               190,890
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875s, 2006                                               430               470,813
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2011                                                100               116,909
-----------------------------------------------------------------------------------------------------
Reliant Energy Resources Corp., 8.125s, 2005                                241               259,414
-----------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125s, 2008##                                              375               401,820
-----------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375s, 2007                                 363               387,851
-----------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875s, 2006                                        572               611,950
-----------------------------------------------------------------------------------------------------
                                                                                           $9,167,832
-----------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
-----------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15s, 2006                                                 $175              $189,638
-----------------------------------------------------------------------------------------------------

Wireless Communications - 0.3%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35s, 2006                                  $236              $258,938
-----------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                                  183               195,441
-----------------------------------------------------------------------------------------------------
                                                                                             $454,379
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $143,461,116
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 12.9%
-----------------------------------------------------------------------------------------------------
Australia - 0.4%
-----------------------------------------------------------------------------------------------------
Suprannuation Members Home Loans Global Financing,
1.37s, 2029 (Corporate Asset-Backed)                                       $401              $401,285
-----------------------------------------------------------------------------------------------------
WMC Finance USA, 5.125s, 2013 (Metals & Mining)                             200               195,201
-----------------------------------------------------------------------------------------------------
                                                                                             $596,486
-----------------------------------------------------------------------------------------------------
Brazil - 0.5%
-----------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 1.75s, 2008
(Corporate Asset-Backed)##                                                 $500              $500,000
-----------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911s, 2011
(Corporate Asset-Backed)##                                                  310               304,575
-----------------------------------------------------------------------------------------------------
                                                                                             $804,575
-----------------------------------------------------------------------------------------------------
Canada - 2.5%
-----------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75s, 2011 (Energy - Independent)              $200              $220,027
-----------------------------------------------------------------------------------------------------
Hydro Quebec, 6.3s, 2011                                                    265               297,268
-----------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25s, 2006                                           475               495,112
-----------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5s, 2007                                       500               506,996
-----------------------------------------------------------------------------------------------------
Province of Ontario, 7s, 2005                                                80                86,777
-----------------------------------------------------------------------------------------------------
Province of Ontario, 6s, 2006                                             1,200             1,288,639
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 7.875s, 2012 (Broadcast & Cable TV)                     250               275,000
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.25s, 2013 (Broadcast & Cable TV)                      375               375,000
-----------------------------------------------------------------------------------------------------
Telus Corp., 7.5s, 2007 (Telecommunications - Wireline)                     425               471,993
-----------------------------------------------------------------------------------------------------
Telus Corp., 8s, 2011 (Telecommunications - Wireline)                       225               258,676
-----------------------------------------------------------------------------------------------------
                                                                                           $4,275,488
-----------------------------------------------------------------------------------------------------
Chile - 0.8%
-----------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375s, 2012
(Metals & Mining)##                                                        $250              $267,841
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35s, 2013
(Utilities - Electric Power)                                                750               807,325
-----------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875s, 2011 (Utilities -
Electric Power)                                                             300               341,266
-----------------------------------------------------------------------------------------------------
                                                                                           $1,416,432
-----------------------------------------------------------------------------------------------------
France - 0.5%
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 7.2s, 2006 (Telecommunications -
Wireline)                                                                  $505              $565,557
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75s, 2011 (Telecommunications -
Wireline)                                                                   135               162,867
-----------------------------------------------------------------------------------------------------
                                                                                             $728,424
-----------------------------------------------------------------------------------------------------
Germany - 2.2%
-----------------------------------------------------------------------------------------------------
Bayerische Landesbank, 1.16s, 2005 (Banks & Credit
Companies)                                                                 $275              $275,052
-----------------------------------------------------------------------------------------------------
Bayerische Landesbank, 6.375s, 2005 (Banks & Credit
Companies)                                                                  400               432,902
-----------------------------------------------------------------------------------------------------
Deutsche Telekom AG, 8.25s, 2005 (Telecommunications -
Wireline)                                                                   665               726,559
-----------------------------------------------------------------------------------------------------
Deutsche Telekom AG, 5.25s, 2013 (Telecommunications -
Wireline)                                                                   200               198,767
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4s, 2004 (Financial
Institutions)                                                               205               214,213
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5s, 2005 (Financial
Institutions)                                                               800               808,653
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25s, 2005 (Financial
Institutions)                                                                25                25,913
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375s, 2006 (Financial
Institutions)                                                               670               667,434
-----------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg Girozentrale, 7.875s, 2004
(Banks & Credit Companies)                                                   15                15,463
-----------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg Girozentrale, 5.125s, 2007
(Banks & Credit Companies)                                                  300               319,245
-----------------------------------------------------------------------------------------------------
                                                                                           $3,684,201
-----------------------------------------------------------------------------------------------------
Hong Kong - 0.5%
-----------------------------------------------------------------------------------------------------
PCCW Capital II Ltd., 6s, 2013 (Telecommunications -
Wireline)##                                                                $800              $796,520
-----------------------------------------------------------------------------------------------------

Iceland - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Iceland, 6.125s, 2004                                          $300              $303,288
-----------------------------------------------------------------------------------------------------

Ireland - 0.7%
-----------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625s, 2008 (Banks & Credit Companies)                  $1,250            $1,246,162
-----------------------------------------------------------------------------------------------------

Italy - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.625s, 2005                                             $25               $26,080
-----------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25s, 2013 (Telecommunications -
Wireline)##                                                               1,000               992,222
-----------------------------------------------------------------------------------------------------
                                                                                           $1,018,302
-----------------------------------------------------------------------------------------------------
Kazakhstan - 0.2%
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Companies)##                                                        $250              $275,000
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks &
Credit Companies)##                                                         150               149,250
-----------------------------------------------------------------------------------------------------
                                                                                             $424,250
-----------------------------------------------------------------------------------------------------
Mexico - 0.3%
-----------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5s, 2011 (Banks &
Credit Companies)##                                                        $165              $185,212
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010 (Oil
Services)                                                                   335               391,950
-----------------------------------------------------------------------------------------------------
                                                                                             $577,162
-----------------------------------------------------------------------------------------------------
Netherlands - 0.3%
-----------------------------------------------------------------------------------------------------
Coca Cola HBC Finance B.V., 5.125s, 2013 (Food & Non
Alcoholic Beverages)##                                                     $550              $550,176
-----------------------------------------------------------------------------------------------------

Singapore - 0.4%
-----------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks & Credit
Companies)##                                                               $635              $712,911
-----------------------------------------------------------------------------------------------------

Sweden - 0.2%
-----------------------------------------------------------------------------------------------------
AB Spintab, 7.5s, 2006 (Banks & Credit Companies)                          $150              $166,699
-----------------------------------------------------------------------------------------------------
AB Spintab, 7.5s, 2049 (Banks & Credit Companies)##                         175               194,481
-----------------------------------------------------------------------------------------------------
                                                                                             $361,180
-----------------------------------------------------------------------------------------------------
Tunisia - 0.2%
-----------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375s, 2012 (Banks & Credit
Companies)                                                                 $260              $286,000
-----------------------------------------------------------------------------------------------------

United Kingdom - 2.4%
-----------------------------------------------------------------------------------------------------
Abbey National First Capital B.V., 8.2s, 2004 (Bank &
Credit Companies)                                                          $425              $451,016
-----------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit
Companies)##                                                                170               208,528
-----------------------------------------------------------------------------------------------------
British Telecommunications PLC, 2.435s, 2003
(Telecommunications - Wireline)                                              14                14,016
-----------------------------------------------------------------------------------------------------
British Telecommunications PLC, 7.875s, 2005
(Telecommunications - Wireline)                                             250               276,811
-----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875s, 2008 (Food & Non Alcoholic
Beverages)##                                                              1,200             1,190,701
-----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125s, 2013 (Food & Non Alcoholic
Beverages)##                                                                300               297,572
-----------------------------------------------------------------------------------------------------
LASMO (USA), Inc., 7.5s, 2006 (Energy - Intergrated)                        175               196,797
-----------------------------------------------------------------------------------------------------
National Westminster Bancorp PLC, 7.75s, 2049 (Banks &
Credit Companies)                                                           550               630,637
-----------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2s, 2007 (Corporate Asset- Backed)               750               776,993
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 8.817s, 2049 (Banks &
Credit Companies)                                                            10                10,896
-----------------------------------------------------------------------------------------------------
                                                                                           $4,053,967
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $21,835,524
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $164,033,953)                                              $165,296,640
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.2%
-----------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 11/03/03,
at Amortized Cost                                                        $2,082            $2,081,880
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $166,115,833)                                        $167,378,520
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                       1,953,254
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $169,331,774
-----------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.
### Security segregated as collateral for an open futures contract.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composi the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $166,115,833)           $167,378,520
-----------------------------------------------------------------------------------------------------
Cash                                                                     277
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,408,693
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                       45,660
-----------------------------------------------------------------------------------------------------
Interest receivable                                                1,785,641
-----------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                              4,297
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $170,623,088
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $612,703
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    75,818
-----------------------------------------------------------------------------------------------------
Distribution payable                                                 599,290
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       1,624
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    1,129
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           750
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $1,291,314
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $169,331,774
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $169,354,319
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    1,223,748
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain
on investments                                                      (226,140)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                 (1,020,153)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $169,331,774
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  16,443,584
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities  (unaudited) - continued

Class A shares
  Net assets                                                     $43,092,134
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,183,622
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.30
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.30)                                                  $10.81
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $14,578,389
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,415,156
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.30
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $6,434,209
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 624,387
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.30
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $105,000,972
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              10,198,465
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                    $10.30
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $186,010
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  18,065
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                    $10.30
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,060
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,889
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                    $10.30
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                                            $2,673,402
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $345,606
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,458
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        76,033
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 70,454
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 79,512
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 27,268
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                   274
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      4,835
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          18,881
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          34,327
-----------------------------------------------------------------------------------------------------
  Printing                                                               28,157
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                137
-----------------------------------------------------------------------------------------------------
  Postage                                                                 1,458
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          57,700
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $746,100
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (990)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor          (193,201)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $551,909
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,121,493
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                               $89,427
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      31,974
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                             $121,401
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $(1,171,466)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     (38,939)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                        $(1,210,405)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                           $(1,089,004)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $1,032,489
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS                YEAR
                                                                   ENDED                  ENDED
                                                                  10/31/03               4/30/03
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                               $2,121,493             $1,518,421
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                       121,401                332,653
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           (1,210,405)             2,406,857
----------------------------------------------------------------   -----------           ------------
Increase in net assets from operations                              $1,032,489             $4,257,931
----------------------------------------------------------------   -----------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                            $(901,403)           $(1,019,402)
-----------------------------------------------------------------------------------------------------
  Class B                                                             (289,223)              (307,813)
-----------------------------------------------------------------------------------------------------
  Class C                                                              (98,722)               (90,332)
-----------------------------------------------------------------------------------------------------
  Class I                                                           (1,775,409)              (745,297)
-----------------------------------------------------------------------------------------------------
  Class R1                                                              (2,264)                  (618)
-----------------------------------------------------------------------------------------------------
From net realized gain on investments
-----------------------------------------------------------------------------------------------------
  Class A                                                                   --                (34,938)
-----------------------------------------------------------------------------------------------------
  Class B                                                                   --                (12,353)
-----------------------------------------------------------------------------------------------------
  Class C                                                                   --                 (3,560)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --                (19,465)
----------------------------------------------------------------   -----------           ------------
Total distributions declared to shareholders                       $(3,067,021)           $(2,233,778)
----------------------------------------------------------------   -----------           ------------
Net increase in net assets from fund share transactions            $67,862,287            $98,861,950
----------------------------------------------------------------   -----------           ------------
Total increase in net assets                                       $65,827,755           $100,886,103
----------------------------------------------------------------   -----------           ------------

NET ASSETS

At beginning of period                                            $103,504,019             $2,617,916
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,020,153 and $74,625,
respectively)                                                     $169,331,774           $103,504,019
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                            YEAR ENDED 4/30                         PERIOD
                                           ENDED            ----------------------------------------------------       ENDED
                                         10/31/03              2003          2002          2001          2000        4/30/99*
CLASS A                                 (UNAUDITED)

Net asset value, beginning of period  $10.43             $9.92           $9.85           $9.38           $9.88          $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)             $0.16             $0.35           $0.49           $0.67           $0.64           $0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.06)             0.68            0.23            0.48           (0.49)          (0.14)
-----------------------------------  -------       -----------     -----------     -----------     -----------      ----------
Total from investment
operations                             $0.10             $1.03           $0.72           $1.15           $0.15           $0.04
-----------------------------------  -------       -----------     -----------     -----------     -----------      ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.23)           $(0.51)         $(0.59)         $(0.68)         $(0.65)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --             (0.01)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --           (0.06)             --              --              --
-----------------------------------  -------       -----------     -----------     -----------     -----------      ----------
Total distributions declared to
shareholders                          $(0.23)           $(0.52)         $(0.65)         $(0.68)         $(0.65)         $(0.16)
-----------------------------------  -------       -----------     -----------     -----------     -----------      ----------
Net asset value, end of period        $10.30            $10.43           $9.92           $9.85           $9.38           $9.88
-----------------------------------  -------       -----------     -----------     -----------     -----------      ----------
Total return (%)(+)                     1.00++           10.59            7.47           12.63            1.62            0.44++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                            YEAR ENDED 4/30                         PERIOD
                                           ENDED            ----------------------------------------------------       ENDED
                                         10/31/03              2003          2002          2001          2000        4/30/99*
CLASS A (CONTINUED)                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              0.75+             0.75             0.41            0.03            0.04           0.27+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.14+             3.48             5.62            7.02            6.69           5.53+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        36                79               75             133             147            155
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $43,092           $36,151           $1,391            $235          $1,022         $1,005
------------------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has voluntarily agreed under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. Prior to March 1, 2002, MFS had voluntarily agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. Prior to February 1, 1999, the fund paid MFS a fee not greater than 1.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $0.14             $0.28           $(0.29)          $0.28           $0.25         $(0.09)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              1.17+             1.41             9.37            4.13            4.10           8.60+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            2.72+             2.82            (3.34)           2.92            2.63          (2.80)+
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
     * For the period from the commencement of the fund's investment operations, December 31, 1998, through April 30, 1999.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                SIX MONTHS              YEAR               PERIOD
                                                                   ENDED               ENDED               ENDED
                                                                 10/31/03             4/30/03             4/30/02*
CLASS B                                                        (UNAUDITED)

Net asset value, beginning of period                              $10.43                $9.92              $10.03
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                         $0.12                $0.27               $0.07
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.06)                0.67               (0.10)
----------------------------------------------------------   -----------          -----------         -----------
Total from investment operations                                   $0.06                $0.94              $(0.03)
----------------------------------------------------------   -----------          -----------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.19)              $(0.42)             $(0.07)
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                               --                (0.01)                 --
-----------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                  --                   --               (0.01)
----------------------------------------------------------   -----------          -----------         -----------
Total distributions declared to shareholders                      $(0.19)              $(0.43)             $(0.08)
----------------------------------------------------------   -----------          -----------         -----------
Net asset value, end of period                                    $10.30               $10.43               $9.92
----------------------------------------------------------   -----------          -----------         -----------
Total return (%)                                                    0.58++               9.66               (0.27)++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.60+                1.60                1.61+
-----------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         2.30+                2.63                4.49+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    36                   79                  75
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $14,578              $15,603                $234
-----------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has voluntarily agreed under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                       $0.11                $0.22              $(0.07)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------

Expenses##                                                          1.82+                2.06               10.47+
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        2.08+                2.17               (4.37)+
-----------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses by $0.01, and to decrease the ratio of net investment income to average net assets by 0.52%.
     * For the period from the inception of Class B shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                SIX MONTHS              YEAR               PERIOD
                                                                   ENDED               ENDED               ENDED
                                                                 10/31/03             4/30/03             4/30/02*
CLASS C                                                         (UNAUDITED)

Net asset value, beginning of period                              $10.43                $9.92              $10.03
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                         $0.12                $0.26               $0.07
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.06)                0.68               (0.10)
----------------------------------------------------------   -----------          -----------         -----------
Total from investment operations                                   $0.06                $0.94              $(0.03)
----------------------------------------------------------   -----------          -----------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.19)              $(0.42)             $(0.07)
-----------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                  --                   --               (0.01)
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                               --                (0.01)                 --
----------------------------------------------------------   -----------          -----------         -----------
Total distributions declared to shareholders                      $(0.19)              $(0.43)             $(0.08)
----------------------------------------------------------   -----------          -----------         -----------
Net asset value, end of period                                    $10.30               $10.43               $9.92
----------------------------------------------------------   -----------          -----------         -----------
Total return (%)                                                    0.58++               9.63               (0.27)++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.60+                1.60                1.61+
-----------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         2.26+                2.60                4.35+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    36                   79                  75
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $6,434               $4,671                 $13
-----------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has voluntarily agreed under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                       $0.11                $0.21              $(0.07)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                          1.82+                2.06               10.47+
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        2.04+                2.14               (4.51)+
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses by $0.01, and to decrease the ratio of net investment income to average net assets by 0.51%.
     * For the period from the inception of Class C shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                            YEAR ENDED 4/30                         PERIOD
                                           ENDED            ----------------------------------------------------       ENDED
                                         10/31/03              2003          2002          2001          2000        4/30/99*
CLASS I                                 (UNAUDITED)

Net asset value, beginning of period  $10.42             $9.92           $9.84           $9.38           $9.87          $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)             $0.17             $0.34           $0.59           $0.68           $0.65           $0.19
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.05)             0.69            0.14            0.46           (0.49)          (0.16)
------------------------------------  ------       -----------     -----------     -----------     -----------      ----------
Total from investment operations       $0.12             $1.03           $0.73           $1.14           $0.16           $0.03
------------------------------------  ------       -----------     -----------     -----------     -----------      ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.24)           $(0.52)         $(0.59)         $(0.68)         $(0.65)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --            $(0.01)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --           (0.06)             --              --              --
------------------------------------   -----       -----------     -----------     -----------     -----------      ----------
Total distributions declared to
shareholders                          $(0.24)           $(0.53)         $(0.65)         $(0.68)         $(0.65)         $(0.16)
------------------------------------  ------       -----------     -----------     -----------     -----------      ----------
Net asset value, end of period        $10.30            $10.42           $9.92           $9.84           $9.38           $9.87
------------------------------------  ------       -----------     -----------     -----------     -----------      ----------
Total return (%)                        1.18++           10.65            7.60           12.52            1.72            0.33++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                            YEAR ENDED 4/30                         PERIOD
                                         ENDED            ----------------------------------------------------       ENDED
                                       10/31/03              2003          2002          2001          2000        4/30/99*
CLASS I (CONTINUED)                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                              0.60+             0.60             0.13            0.03            0.04           0.27+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.25+             3.58             5.90            6.96            6.80           5.43+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        36                79               75             133             147            155
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $105,001           $47,031             $980            $915              $0+++          $0+++
------------------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has voluntarily agreed under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fees for the periods indicated. Prior to March 1, 2002, MFS had voluntarily agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management fees.
    Prior to February 1, 1999, the fund paid MFS a fee not greater than 1.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $0.16             $0.30           $(0.30)          $0.28           $0.30         $(0.09)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              0.82+             1.06             8.99            4.13            3.75           8.25+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            3.03+             3.12            (2.96)           2.86            3.09          (2.55)+
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
     * For the period from the commencement of the fund's investment operations, December 31, 1998, through April 30, 1999.
     + Annualized.
    ++ Not annualized.
   +++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED     PERIOD ENDED
                                                                        10/31/03           4/30/03*
CLASS R1                                                              (UNAUDITED)

Net asset value, beginning of period                                    $10.43              $10.34
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.14               $0.10
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 (0.05)               0.14###
------------------------------------------------------------------------------         -----------
Total from investment operations                                         $0.09               $0.24
------------------------------------------------------------------------------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.22)             $(0.15)
------------------------------------------------------------------------------         -----------
Net asset value, end of period                                          $10.30              $10.43
------------------------------------------------------------------------------         -----------
Total return (%)                                                          0.83++              2.36++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.10+               1.10+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.76+               3.06+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          36                  79
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $186                 $48
--------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has voluntarily agreed under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.13               $0.09
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------
Expenses##                                                                1.32+               1.56+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.54+               2.60+
--------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

All other securities (other than short-term obligations) and futures contracts in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities or futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices.

Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations.

Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                                4/30/03               4/30/02
Distributions declared from:
-----------------------------------------------------------------------------
  Ordinary income                            $2,229,087               $90,645
-----------------------------------------------------------------------------
  Long-term capital gain                          4,691                    --
-----------------------------------------------------------------------------
Total distributions declared                 $2,233,778               $90,645
-----------------------------------------------------------------------------

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $543,714
---------------------------------------------------------------------------
Post-October capital loss deferral                               (16,624)
---------------------------------------------------------------------------
Unrealized appreciation                                        1,856,640
---------------------------------------------------------------------------
Other temporary differences                                     (371,743)
---------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2003 were 0.35% of average daily net assets on an annualized basis.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A, Class B, Class C, Class I, Class R1 and Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At
October 31, 2003, aggregate unreimbursed expenses amounted to $5,764.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services. No administrative service fee from class R2 shares were paid to MFS as of October 31, 2003.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,298 for the six months ended October 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1 and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                     CLASS A      CLASS B      CLASS C     CLASS R1     CLASS R2

Distribution Fee                                       0.10%        0.75%        0.75%        0.25%        0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                            0.25%        0.25%        0.25%        0.25%        0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                0.35%        1.00%        1.00%        0.50%        0.50%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
October 31, 2003, amounted to:

                                                     CLASS A      CLASS B      CLASS C     CLASS R1     CLASS R2
Service Fee Retained by MFD                             $915           $8           $3           $1          $--
------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum of the Class A distribution fee, and 0.10% per annum portion of the Class A service fee that is not currently being charged, will be implemented on such a date as the Trustees of the Trust may determine.
Fees incurred under the distribution plan during the six months ended October 31, 2003 were as follows:

                                                                  CLASS A      CLASS B      CLASS C     CLASS R1
Effective Annual Percentage Rates                                   0.15%        1.00%        1.00%        0.50%
------------------------------------------------------------------------------------------------------------------

Class R2 shares, which commenced operations on October 31, 2003, did not incur any fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                                               CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed        $--      $22,975    $1,479
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES               SALES

U.S. government securities                     $52,085,124         $33,886,158
------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $59,802,461         $14,412,331
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                    $167,271,622
        ---------------------------------------------------------------
        Gross unrealized appreciation                       $1,498,256
        ---------------------------------------------------------------
        Gross unrealized depreciation                       (1,391,358)
        ---------------------------------------------------------------
        Net unrealized appreciation                           $106,898
        ---------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended                          Year ended
                                             10/31/03                                4/30/03
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                          1,375,047         $14,284,608          3,620,157           $36,808,485
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        23,243             241,799             18,576               191,160
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (681,384)         (7,054,328)          (312,134)           (3,191,231)
------------------------------------------------------------------------------------------------------------
Net increase                           716,906          $7,472,079          3,326,599           $33,808,414
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            350,835          $3,661,513          1,713,055           $17,528,658
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        23,664             246,407             22,185               228,330
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (455,326)         (4,706,230)          (262,852)           (2,699,734)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (80,827)          $(798,310)         1,472,388           $15,057,254
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            276,205          $2,872,375            567,241            $5,806,103
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions         6,705              69,782              6,123                63,025
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (106,271)         (1,104,008)          (126,964)           (1,298,344)
------------------------------------------------------------------------------------------------------------
Net increase                           176,639          $1,838,149            446,400            $4,570,784
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                          5,572,827         $57,983,552          4,398,671           $45,228,052
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       151,178           1,569,477             57,928               597,300
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (37,142)           (381,555)           (43,778)             (447,132)
------------------------------------------------------------------------------------------------------------
Net increase                         5,686,863         $59,171,474          4,412,821           $45,378,220
------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                             13,542            $139,292              4,527               $46,876
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           174               1,802                 44                   453
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (217)             (2,219)                (5)                  (51)
------------------------------------------------------------------------------------------------------------
Net increase                            13,499            $138,875              4,566               $47,278
------------------------------------------------------------------------------------------------------------

                                           Period ended
                                            10/31/03**
                                    SHARES             AMOUNT

CLASS R2 SHARES
Shares sold                              3,889             $40,020
------------------------------------------------------------------
Net increase                             3,889             $40,020
------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003 was $496. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                                                   UNREALIZED
DESCRIPTION                           EXPIRATION                 CONTRACTS        POSITION        DEPRECIATION
5 Year U.S. Treasury Notes            December 2003                 25              Long                $(38,939)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $(38,939)
-------------------------------------------------------------------------------------------------------------------

At October 31, 2003, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                         ABBY M. O'NEILL (born 04/27/28)
Chairman                                                     Trustee
Massachusetts Financial Services Company,                    Private investor; Rockefeller Financial Services, Inc.
Chairman                                                     (investment advisers), Chairman and
                                                             Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                        LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                    Trustee
Chief Executive Officer and Director                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                            WILLIAM J. POORVU (born 04/10/35)
Trustee                                                      Trustee
Massachusetts Financial Services Company,                    Private investor; Harvard University Graduate School
President, Chief Investment Officer and                      of Business Administration, Class of 1961
Director                                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                             CBL & Associates Properties, Inc. (real estate
INDEPENDENT TRUSTEES                                         investment trust), Director

LAWRENCE H. COHN, M.D. (born 03/11/37)                       J. DALE SHERRATT (born 09/23/38)
Trustee                                                      Trustee
Brigham and Women's Hospital, Chief of Cardiac               Insight Resources, Inc. (acquisition planning
Surgery; Harvard Medical School, Professor of Surgery        specialists), President; Wellfleet Investments (investor
                                                             in health care companies), Managing General Partner
WILLIAM R. GUTOW (born 09/27/41)                             (since 1993); Cambridge Nutraceuticals (professional
Trustee                                                      nutritional products), Chief Executive Officer (until
Private investor and real estate consultant;                 May 2001)
Capitol Entertainment Management Company
(video franchise), Vice Chairman                             ELAINE R. SMITH (born 04/25/46)
                                                             Trustee
J. ATWOOD IVES (born 05/01/36)                               Independent health care industry consultant
Trustee
Private investor; KeySpan Corporation (energy related        WARD SMITH (born 09/13/30)
services), Director; Eastern Enterprises (diversified        Trustee
services company), Chairman, Trustee and Chief               Private investor
Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500
    Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                               ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                        Assistant Treasurer
Massachusetts Financial Services Company, Chief              Massachusetts Financial Services Company, Vice
Executive Officer and Director                               President (since August 2000); UAM Fund Services,
                                                             Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                      RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior             Treasurer
Vice President and Associate General Counsel                 Massachusetts Financial Services Company, Senior
                                                             Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                             York, Senior Vice President (September 2000 to July
Secretary and Clerk                                          2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior             Executive Vice President and Chief Financial Officer
Vice President, General Counsel and Secretary                (prior to September 2000); Lexington Funds,
                                                             Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                          ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice               Assistant Treasurer
President (since April 2003); Brown Brothers                 Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President (November              Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President                 JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                     Assistant Treasurer
                                                             Massachusetts Financial Services Company, Senior
                                                             Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the
Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January
1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                               CUSTODIAN
Massachusetts Financial Services Company                         Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
James J. Calmas(1)

(1)MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

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Ask your investment professional how MFS can help you move toward the goals you've set.

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            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone          24 hours a day, 365 days a
bond outlooks                required            year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             IBF-SEM-12/03 16M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) LIMITED MATURITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) LIMITED MATURITY FUND

The fund seeks as high a level of current income as is believed to be consistent with prudent investing. It's secondary objective seeks to protect shareholders' capital.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              22
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     38
----------------------------------------------------
TRUSTEES AND OFFICERS                             48
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       50
----------------------------------------------------
CONTACT INFORMATION                               51

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Throughout the period, short-term interest rates were largely unchanged as the Federal Reserve Board pursued an accommodative monetary policy designed to stimulate the U.S. economy. However, intermediate-term interest rates rose during June and July. For example, yields on two-year Treasury securities were up slightly more than 33 basis points (0.33%), those of five-year Treasury notes were up nearly 50 basis points (0.50%), and 10-year bonds rose almost 46 basis points (0.46%). Also during the period, mortgage rates fell to historically low levels in June but then began to rise as the summer progressed.

In our view, the U.S. economy moved out of a period of uncertainty and into a period where investors began to wonder how much the economy would recover instead of if it would recover. In the third quarter, the U.S. gross domestic product increased 7.2% and surprised investors and economists alike. Most attributed the unexpected rise to a variety of factors, including the Fed's accommodative monetary policy, a cash infusion from the tax cuts, and a general improvement in business and consumer sentiment.

PORTFOLIO CONCENTRATION 10/31/03

              High-grade Porporates              50.6%
              Asset Backed                       13.6%
              Mortgage Backed                    10.2%
              U.S. Agencies                       8.1%
              Commercial Mortgaged Backed         5.9%
              International Sovereigns            5.5%
              Residential Mortgage Backed         2.7%
              Cash & Other                        2.5%
              Emerging Markets Debt               0.9%

              The portfolio is actively managed, and current holdings may be different.

FUND POSITIONING

High-grade corporate bonds comprised roughly half of the fund's holdings throughout the period, which was an overweighting relative to our benchmark, the Lehman Brothers 1-3-year Government/Credit Index. We believed that corporate securities offered better values and better yields than U.S. Treasury securities of comparable maturities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) We kept average portfolio quality at AA to AA- and maintained a duration of approximately 1.7 years. Duration is a measure of interest-rate sensitivity - the higher the number, the greater the sensitivity.

DETRACTORS FROM FUND PERFORMANCE

The fund's mortgage-backed bonds underperformed equivalent Treasury securities as prepayments and volatility affected valuations. In the months leading up to the June low, refinancing activity had reached a feverish pitch as mortgage holders took advantage of falling rates. Mortgage rates bottomed in June when the average commitment rate from Freddie Mac (Federal Home Loan Mortgage Corporation) reached 5.25% for a 30-year fixed mortgage, and rose to roughly 6.10% at the end of October 2003.

Relative returns were also hurt by fund holdings with 5-year maturities because rates rose more in the 4- to 10-year maturities than in the very short end of the range. As a result, the total return for a 2-year Treasury security was better than that of a 5-year Treasury for the period.

CORPORATE BONDS A PLUS

Our overweighting in corporate bonds contributed to fund performance because of their yield advantage over similar maturity U.S. Treasury bonds. On average, one- to five-year corporate bond yields ranged between 110 and 80 basis points (1.10% and 0.80%) higher than their Treasury counterparts. Corporate bonds, particularly those from the auto industry and the telecommunications sector, rebounded from distressed levels at the start of 2003.

In 2002, investor concerns about the amount of the auto industry's debt and the size of its pension obligations depressed bond prices. In addition, the group's bonds were negatively impacted when rating agencies downgraded Ford and General Motors. As a result, yield premiums for the industry rose as investors became concerned about liquidity and credit risk. However, in 2003, changing economic conditions, continued consumer spending, and increased liquidity in the capital markets helped to allay investor concerns. As a result, the relative performance of these bonds during the period was better than that of similar maturity U.S. Treasury securities.

Telecommunications bond prices relative to Treasuries had been severely depressed in 2002 because of accounting problems and over leverage. When companies addressed those issues, their bonds began to rebound from the depressed levels of third quarter 2002. That rebound continued into 2003 and throughout the reporting period as these companies raised additional capital and refocused on their cash flow.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------


The opinions expressed in this report are those of the Portfolio Manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

               Class
  Share      inception
  class        date        6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A         2/26/92       --       3.94%         5.62%      5.18%      5.22%
------------------------------------------------------------------------------
    B         9/7/93        --       2.98%         4.82%      4.38%      4.36%
------------------------------------------------------------------------------
    C         7/1/94        --       2.91%         4.74%      4.29%      4.37%
------------------------------------------------------------------------------
    I         1/2/97        --       3.94%         5.74%      5.32%      5.29%
------------------------------------------------------------------------------
   R1**      12/31/02       --       3.71%         5.55%      5.13%      5.20%
------------------------------------------------------------------------------
  R2***      10/31/03       --        N/A            N/A        N/A        N/A
------------------------------------------------------------------------------
   529A       7/31/02       --       3.51%         5.50%      5.10%      5.19%
------------------------------------------------------------------------------
   529B       7/31/02       --       2.77%         5.14%      4.89%      5.08%
------------------------------------------------------------------------------
   529C       7/31/02       --       2.74%         5.17%      4.91%      5.09%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short-term
investment grade
debt fund+                  0.64%       3.07%      5.29%      4.96%      5.13%
------------------------------------------------------------------------------
Lehman Brothers
One- to
Three-Year Government/
Credit Index#               0.86%       3.25%      6.46%      5.74%      5.88%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
Average annual
with sales charge
----------------------

  Share
  class                    6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A                       --          1.34%      4.73%      4.65%      4.96%
------------------------------------------------------------------------------
    B                       --         -0.99%      3.91%      4.05%      4.36%
------------------------------------------------------------------------------
    C                       --          1.92%      4.74%      4.29%      4.37%
------------------------------------------------------------------------------
   529A                     --          0.92%      4.61%      4.57%      4.92%
------------------------------------------------------------------------------
   529B                     --         -1.19%      4.23%      4.57%      5.08%
------------------------------------------------------------------------------
   529C                     --          1.75%      5.17%      4.91%      5.09%
------------------------------------------------------------------------------
  I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative
without sales charge
----------------------

------------------------------------------------------------------------------
    A                       0.76%       3.94%     17.83%     28.71%     66.40%
------------------------------------------------------------------------------
    B                       0.37%       2.98%     15.18%     23.91%     53.23%
------------------------------------------------------------------------------
    C                       0.33%       2.91%     14.89%     23.39%     53.41%
------------------------------------------------------------------------------
    I                       0.83%       3.94%     18.23%     29.56%     67.49%
------------------------------------------------------------------------------
   R1**                     0.63%       3.71%     17.58%     28.43%     66.04%
------------------------------------------------------------------------------
  R2***                       N/A         N/A        N/A        N/A        N/A
------------------------------------------------------------------------------
   529A                     0.62%       3.51%     17.42%     28.26%     65.81%
------------------------------------------------------------------------------
   529B                     0.26%       2.77%     16.24%     26.97%     64.14%
------------------------------------------------------------------------------
   529C                     0.25%       2.74%     16.34%     27.08%     64.28%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares. *** R2 shares commenced investment operations on October 31, 2003, therefore no performance information is available.

INDEX DEFINITION

LEHMAN BROTHERS ONE- TO THREE-YEAR GOVERNMENT/CREDIT INDEX - measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the reduction of the maximum 2.50% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529
Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers, the results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund at 10/31/03. It is categorized by broad-based asset classes.

Bonds - 99.4%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 86.2%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications Co., 4.625s, 2008                         $4,320              $4,445,444
-----------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125s, 2006                               3,713               4,048,893
-----------------------------------------------------------------------------------------------------
                                                                                           $8,494,337
-----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75s, 2007                                      $5,130              $5,496,420
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7s, 2006                                        3,385               3,738,005
-----------------------------------------------------------------------------------------------------
                                                                                           $9,234,425
-----------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------
American Airlines, 3.857s, 2010                                        $1,440              $1,415,218
-----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379s, 2011                                       784                 799,511
-----------------------------------------------------------------------------------------------------
                                                                                           $2,214,729
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.9%
-----------------------------------------------------------------------------------------------------
Diageo PLC, 7.125s, 2004                                               $2,923              $3,063,579
-----------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25s, 2008#                                        6,550               6,614,537
-----------------------------------------------------------------------------------------------------
                                                                                           $9,678,116
-----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 20.5%
-----------------------------------------------------------------------------------------------------
Americredit Automobile Receivable Trust, 5.37s, 2008                   $2,900              $2,992,287
-----------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027s, 2033                      5,000               4,975,166
-----------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8s, 2033                                     4,270               4,270,000
-----------------------------------------------------------------------------------------------------
Banamex Credit Card, 6.25s, 2003#                                         301                 302,183
-----------------------------------------------------------------------------------------------------
Brazilian Diversified, 1.75s, 2008#                                     3,000               3,000,000
-----------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79s, 2009                             4,017               4,185,117
-----------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47s, 2010                             4,500               4,419,066
-----------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15s, 2008                          6,400               6,472,392
-----------------------------------------------------------------------------------------------------
Centex Home Equity, 5.93s, 2025                                           342                 344,669
-----------------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716s, 2004#                               3,064               3,146,133
-----------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37s, 2029                 2,175               2,382,315
-----------------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 1.55s, 2011                      2,530               2,530,000
-----------------------------------------------------------------------------------------------------
CIT Home Equity Loan Trust, 4.57s, 2023                                   343                 342,883
-----------------------------------------------------------------------------------------------------
Citibank Credit Card, 6.65s, 2008                                       3,375               3,640,918
-----------------------------------------------------------------------------------------------------
CNH Equipment Test, 1.37s, 2006                                         5,310               5,314,572
-----------------------------------------------------------------------------------------------------
CNH Equipment Test, 4.3s, 2008                                          1,077               1,090,018
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8s, 2030                          410                 426,321
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.911s, 2032 (Interest Only)#         35,241               1,995,822
-----------------------------------------------------------------------------------------------------
Continental Airlines Co., 1.58s, 2011                                   2,197               2,196,953
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89s, 2009                                 2,272               2,297,102
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5s, 2009#                                   972                 983,110
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52s, 2009#                                  617                 624,434
-----------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, 4.21s, 2005                                 2,529               2,545,358
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage and Asset Receiving Corp., 6.538s, 2031               4,840               5,294,584
-----------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.906s, 2005 (Interest Only)            28,200                 343,324
-----------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77s, 2008#                              3,149               3,118,494
-----------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918s, 2008#                               4,780               4,732,200
-----------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, 4.08s, 2031                                      2,958               2,977,767
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
Through Security, 3.108s, 2035                                          3,588               3,563,333
-----------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436s, 2007#                       3,950               3,950,000
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage, 7.38s, 2029            3,860               4,334,899
-----------------------------------------------------------------------------------------------------
Fleet Credit Card Master Trust, 1.34s, 2007                             1,305               1,306,765
-----------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.92s, 2038                           3,555               3,553,334
-----------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, 6.06s, 2030                                    1,468               1,536,803
-----------------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.34s, 2015                                         750                 750,325
-----------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44s, 2009                                 4,400               4,461,787
-----------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 1.57s, 2032                           2,557               2,556,034
-----------------------------------------------------------------------------------------------------
Household Private Label Credit Card, 1.57s, 2008                        3,250               3,230,563
-----------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8s, 2007#                             6,900               6,972,594
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.9s, 2006                                3,913               3,964,735
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 2.33s, 2007                               2,355               2,371,264
-----------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.27s, 2011                                 500                 505,045
-----------------------------------------------------------------------------------------------------
Impac CMB Trust, 1.44s, 2033                                            4,979               4,978,978
-----------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.533s, 2030                                                            1,250               1,334,001
-----------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.613s, 2030                                                            4,785               5,299,016
-----------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
7.325s, 2031                                                            1,051               1,129,336
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 6.48s, 2030                       3,600               3,978,130
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 0.564s, 2035
(Interest Only)                                                        81,090               2,150,691
-----------------------------------------------------------------------------------------------------
Medallion Trust, 1.38s, 2031                                              653                 652,995
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65s, 2030                       930                 959,251
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39s, 2030                     3,710               4,055,065
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.889s, 2030                    2,180               2,372,620
-----------------------------------------------------------------------------------------------------
MFN Automobile Receivables Trust, 5.07s, 2007#                            325                 325,696
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.01s, 2030                           628                 666,431
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 0.984s, 2031
(Interest Only)                                                        39,196               1,614,684
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.930s, 2031 (Interest Only)           36,744               1,204,170
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337s, 2031                            4,885               5,387,555
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.716s, 2030 (Interest Only)                40,922               1,131,990
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476s, 2030                                 2,350               2,611,610
-----------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 5.72s, 2003                                           371                 371,041
-----------------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 1.41s, 2025                             192                 192,227
-----------------------------------------------------------------------------------------------------
PSE&G Transition Funding LLC, 5.74s, 2007                               1,912               1,973,579
-----------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 1.57s, 2008#                         4,600               4,600,000
-----------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49s, 2029                           1,800               1,820,750
-----------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 1.484s, 2035#                         3,500               3,500,000
-----------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 2.25s, 2032#                             4,000               4,001,560
-----------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 3.39s, 2033                              4,270               4,251,319
-----------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 1.67s, 2009                                       499                 503,624
-----------------------------------------------------------------------------------------------------
Summit Acceptance Auto Investment LLC, 7.51s, 2007#                       456                 455,963
-----------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.46s, 2043                        4,652               4,647,395
-----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032#                     3,903               4,240,512
-----------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48s, 2008                                 670                 670,408
-----------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 1.48s, 2009                               2,450               2,452,476
-----------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24s, 2009                               4,494               4,572,050
-----------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17s, 2014                        1,152               1,169,980
-----------------------------------------------------------------------------------------------------
WAMU Mortgage Certificate, 3.112s, 2033                                 3,750               3,753,885
-----------------------------------------------------------------------------------------------------
WAMU Mortgage Certificate, 3.18s, 2033                                  2,750               2,752,849
-----------------------------------------------------------------------------------------------------
WAMU Mortgage Certificate, 3.567s, 2033                                 3,450               3,495,637
-----------------------------------------------------------------------------------------------------
WFS Financial 2002, 2.39s, 2007                                         4,910               4,941,605
-----------------------------------------------------------------------------------------------------
                                                                                         $214,219,748
-----------------------------------------------------------------------------------------------------
Automotive - 3.3%
-----------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp., 7.4s, 2005                         $5,300              $5,602,784
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.75s, 2004                                        975                 985,130
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125s, 2004                                     2,920               2,962,074
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875s, 2006                                     7,905               8,273,318
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.36s, 2004                            3,641               3,723,570
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.5s, 2006                             2,350               2,386,098
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125s, 2006                           4,735               5,005,189
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75s, 2006                            2,650               2,825,438
-----------------------------------------------------------------------------------------------------
Lear Corp., 7.96s, 2005                                                 2,450               2,633,750
-----------------------------------------------------------------------------------------------------
                                                                                          $34,397,351
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.3%
-----------------------------------------------------------------------------------------------------
Associates Corp. North America, 5.8s, 2004                             $2,710              $2,766,666
-----------------------------------------------------------------------------------------------------
Commercial Credit Co., 7.875s, 2004                                     3,189               3,329,759
-----------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25s, 2008                                      2,500               2,742,108
-----------------------------------------------------------------------------------------------------
Credit Suisse First Bank of America, Inc., 5.875s, 2006                 5,425               5,860,774
-----------------------------------------------------------------------------------------------------
Credit Suisse First Bank of America, Inc., 4.625s, 2008                 1,250               1,300,475
-----------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44s, 2049#                                      4,324               5,067,866
-----------------------------------------------------------------------------------------------------
NationsBank Corp., 6.5s, 2006                                             600                 654,070
-----------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5s, 2006                                           3,920               4,430,510
-----------------------------------------------------------------------------------------------------
NationsBank-Texax, 9.5s, 2004                                           1,500               1,567,894
-----------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125s, 2006                               4,210               4,580,556
-----------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875s, 2008                               3,000               2,976,435
-----------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049#                                    6,570               7,406,788
-----------------------------------------------------------------------------------------------------
Wells Fargo Co., 7.8s, 2010                                             2,543               2,763,384
-----------------------------------------------------------------------------------------------------
                                                                                          $45,447,285
-----------------------------------------------------------------------------------------------------
Biotechnology - 0.4%
-----------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25s, 2007                                $4,100              $4,382,429
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.2%
-----------------------------------------------------------------------------------------------------
Comcast Cable Communications, 8.375s, 2007                             $4,818              $5,568,861
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.5s, 2004                                    4,933               5,134,069
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875s, 2008                                  1,500               1,490,336
-----------------------------------------------------------------------------------------------------
                                                                                          $12,193,266
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.625s, 2005                                $4,035              $4,428,493
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625s, 2005                           3,420               3,887,316
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 4s, 2008                                2,425               2,460,264
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47s, 2006                                  2,920               2,926,766
-----------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8s, 2007                                  5,385               5,806,430
-----------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.875s, 2006                       1,300               1,399,292
-----------------------------------------------------------------------------------------------------
                                                                                          $20,908,561
-----------------------------------------------------------------------------------------------------
Building - 0.4%
-----------------------------------------------------------------------------------------------------
Masco Corp., 6.75s, 2006                                               $3,475              $3,804,152
-----------------------------------------------------------------------------------------------------

Chemicals - 0.8%
-----------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375s, 2007                        $4,605              $4,889,990
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.25s, 2004                                           2,250               2,283,979
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5s, 2007                                              1,660               1,728,691
-----------------------------------------------------------------------------------------------------
                                                                                           $8,902,660
-----------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5s, 2007                               $8,239              $8,727,655
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5s, 2008                              3,125               3,119,156
-----------------------------------------------------------------------------------------------------
                                                                                          $11,846,811
-----------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.875s, 2006                                            $2,700              $2,966,989
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2008                                                750                 814,004
-----------------------------------------------------------------------------------------------------
                                                                                           $3,780,993
-----------------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------------
Tenneco Packaging, Inc., 7.2s, 2005                                    $2,640              $2,882,669
-----------------------------------------------------------------------------------------------------

Defense Electronics - 0.2%
-----------------------------------------------------------------------------------------------------
Raytheon Co., 5.7s, 2003                                               $2,458              $2,458,000
-----------------------------------------------------------------------------------------------------

Energy - Independent - 0.4%
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625s, 2005                                       $2,600              $2,836,576
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375s, 2007                                        1,155               1,188,293
-----------------------------------------------------------------------------------------------------
                                                                                           $4,024,869
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 1.4%
-----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9s, 2006                                         $5,800              $6,132,909
-----------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45s, 2006                                         3,240               3,484,406
-----------------------------------------------------------------------------------------------------
Phillips Petroleum Co., 8.5s, 2005                                      5,000               5,498,625
-----------------------------------------------------------------------------------------------------
                                                                                          $15,115,940
-----------------------------------------------------------------------------------------------------
Entertainment - 2.5%
-----------------------------------------------------------------------------------------------------
Liberty Media Corp., 2.64s, 2006                                       $4,500              $4,481,874
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.625s, 2008                               4,524               5,023,006
-----------------------------------------------------------------------------------------------------
Time Warner, Inc., 7.975s, 2004                                         3,970               4,139,372
-----------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625s, 2005                                         4,945               5,189,649
-----------------------------------------------------------------------------------------------------
Viacom, Inc., 7.75s, 2005                                               2,560               2,788,457
-----------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75s, 2006                                            3,880               4,233,763
-----------------------------------------------------------------------------------------------------
                                                                                          $25,856,121
-----------------------------------------------------------------------------------------------------
Financial Institutions - 1.4%
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85s, 2004                              $4,807              $4,962,170
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2006                                3,150               3,360,486
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2007                                  660                 704,452
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 8s, 2005                                       3,700               4,030,159
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 4.625s, 2008                                   1,580               1,637,444
-----------------------------------------------------------------------------------------------------
                                                                                          $14,694,711
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.9%
-----------------------------------------------------------------------------------------------------
General Mills, Inc., 5.125s, 2007                                      $5,000              $5,324,125
-----------------------------------------------------------------------------------------------------
Kellogg Co., 6s, 2006                                                   2,430               2,617,042
-----------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625s, 2006                                         3,665               3,814,019
-----------------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 3.875s, 2007                                       3,750               3,788,464
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.625s, 2004                                         3,211               3,331,361
-----------------------------------------------------------------------------------------------------
Whitman Corp., 6s, 2004                                                   925                 945,379
-----------------------------------------------------------------------------------------------------
                                                                                          $19,820,390
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
-----------------------------------------------------------------------------------------------------
Westvaco Corp., 6.85s, 2004                                            $3,600              $3,768,397
-----------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5s, 2005                                            5,440               5,668,034
-----------------------------------------------------------------------------------------------------
                                                                                           $9,436,431
-----------------------------------------------------------------------------------------------------
Industrial - 0.3%
-----------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375s, 2006                                          $2,540              $2,656,538
-----------------------------------------------------------------------------------------------------

Insurance - 1.5%
-----------------------------------------------------------------------------------------------------
AIG SunAmerica, 7.6s, 2005#                                              $400                $436,895
-----------------------------------------------------------------------------------------------------
AIG SunAmerica, 5.85s, 2006#                                            2,615               2,802,691
-----------------------------------------------------------------------------------------------------
AIG SunAmerica, 5.1s, 2007#                                             2,305               2,470,693
-----------------------------------------------------------------------------------------------------
Metlife, Inc., 3.911s, 2005                                             3,375               3,485,335
-----------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75s, 2008                                 2,700               2,695,761
-----------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65s, 2007#                                  3,380               3,795,808
-----------------------------------------------------------------------------------------------------
                                                                                          $15,687,183
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.0%
-----------------------------------------------------------------------------------------------------
Allstate Corp., 5.375s, 2006                                           $3,080              $3,320,345
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7s, 2007                     1,750               1,832,264
-----------------------------------------------------------------------------------------------------
Safeco Corp., 4.2s, 2008                                                5,040               5,110,535
-----------------------------------------------------------------------------------------------------
                                                                                          $10,263,144
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-----------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25s, 2006                                        $4,225              $4,601,747
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.5%
-----------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125s, 2006                                       $4,565              $4,889,371
-----------------------------------------------------------------------------------------------------

Mortgage Backed - 9.8%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2018 - 2021                      $5,790              $5,911,782
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2017                           17,526              18,008,880
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2017                              2,614               2,717,092
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.5s, 2018                             5,481               5,479,345
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2018 - 2022                       15,520              15,886,941
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2016 - 2050                     23,464              24,187,096
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                               8,704               9,053,050
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.011s, 2011                             128                 130,704
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2017                             3,027               3,185,154
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.65s, 2008                            2,335               2,451,656
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2015                                 903                 958,955
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.085s, 2006                           1,737               1,895,493
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.29s, 2006                              699                 759,564
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.355s, 2006                           1,525               1,662,190
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2015 - 2050                        588                 627,831
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.204s, 2014                        1,969               2,065,163
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.471s, 2015                        1,958               2,052,200
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7s, 2009 - 2010                        11                  11,590
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2007 - 2011                   1,196               1,282,669
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2004 - 2009                     688                 756,903
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12.5s, 2011                           100                 114,203
-----------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6s, 2021                            3,300               3,414,116
-----------------------------------------------------------------------------------------------------
                                                                                         $102,612,577
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 5.35s, 2007                             $4,380              $4,669,952
-----------------------------------------------------------------------------------------------------

Oils - 0.2%
-----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125s, 2007                                      $2,365              $2,587,215
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.8%
-----------------------------------------------------------------------------------------------------
Wyeth, 5.875s, 2004                                                    $4,335              $4,406,926
-----------------------------------------------------------------------------------------------------
Wyeth, 4.125s, 2008                                                     3,550               3,609,601
-----------------------------------------------------------------------------------------------------
                                                                                           $8,016,527
-----------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7s, 2004                                       $296                $308,493
-----------------------------------------------------------------------------------------------------
WMX Technologies, Inc., 6.375s, 2003                                    3,341               3,351,384
-----------------------------------------------------------------------------------------------------
WMX Technologies, Inc., 7s, 2006                                        1,751               1,939,416
-----------------------------------------------------------------------------------------------------
                                                                                           $5,599,293
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
-----------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.34s, 2003                                       $3,350              $3,358,271
-----------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.84s, 2004                                          800                 816,958
-----------------------------------------------------------------------------------------------------
                                                                                           $4,175,229
-----------------------------------------------------------------------------------------------------
Real Estate - 2.0%
-----------------------------------------------------------------------------------------------------
EOP Operating Limited Partnership, 7.375s, 2003                        $3,628              $3,633,794
-----------------------------------------------------------------------------------------------------
EOP Operating Limited Partnership, 7.75s, 2007                          3,445               3,945,920
-----------------------------------------------------------------------------------------------------
Highwoods, 7.19s, 2004#                                                 1,130               1,144,845
-----------------------------------------------------------------------------------------------------
Kimco Reality Corp., 6.73s, 2005                                          855                 917,269
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5s, 2006                                          2,900               3,293,315
-----------------------------------------------------------------------------------------------------
Simon Debartolo Group LP, 6.75s, 2004                                   2,823               2,920,012
-----------------------------------------------------------------------------------------------------
Vornado Reality Trust, 5.625s, 2007                                     4,800               5,069,818
-----------------------------------------------------------------------------------------------------
                                                                                          $20,924,973
-----------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------
Golden Funding Corp., 1.663s, 2005#                                    $2,500              $2,502,665
-----------------------------------------------------------------------------------------------------

Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------------
Kroger Co., 7.8s, 2007                                                 $2,815              $3,234,928
-----------------------------------------------------------------------------------------------------

Supranational - 0.6%
-----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75s, 2005                             $1,644              $1,732,322
-----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875s, 2005                               865                 951,451
-----------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development,
4.77s, 2005                                                             3,750               3,891,750
-----------------------------------------------------------------------------------------------------
                                                                                           $6,575,523
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
-----------------------------------------------------------------------------------------------------
AT&T Corp., 7s, 2006                                                   $3,815              $4,224,769
-----------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                                 3,256               3,677,893
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6s, 2007                                          5,350               5,669,496
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                    3,620               3,915,595
-----------------------------------------------------------------------------------------------------
                                                                                          $17,487,753
-----------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625s, 2008                                       $2,850              $2,842,507
-----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 8.4%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.875s, 2004                                  $13,450             $13,676,310
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25s, 2006                                    13,305              13,258,778
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.375s, 2003                          3,000               3,005,262
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7s, 2005                              8,260               8,954,278
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.25s, 2006                           8,500               9,046,507
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.875s, 2007                          8,000               8,507,072
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2004                            20,000              20,811,460
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2021                               3,600               3,746,250
-----------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., 5.25s, 2006                               6,500               6,939,335
-----------------------------------------------------------------------------------------------------
                                                                                          $87,945,252
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.0%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2005##                                      $4,000              $4,336,092
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75s, 2005                                        5,885               6,345,684
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375s, 2006                                       2,750               2,758,594
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                           5,400               5,426,157
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007                                       9,000               9,522,423
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625s, 2008                                       2,575               2,524,203
-----------------------------------------------------------------------------------------------------
                                                                                          $30,913,153
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.6%
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35s, 2007                          $4,606              $5,020,701
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8s, 2005                                    4,000               4,040,256
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 6s, 2004                                                4,507               4,621,045
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45s, 2006                                             3,250               3,524,810
-----------------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2s, 2004                                   1,603               1,636,134
-----------------------------------------------------------------------------------------------------
Firstenegy Corp., 5.5s, 2006                                            3,285               3,452,092
-----------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25s, 2006                                    4,320               4,370,553
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625s, 2007                           4,140               4,234,636
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5s, 2008                             1,076               1,046,129
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375s, 2004                                5,173               5,308,584
-----------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625s, 2005                                    1,147               1,257,627
-----------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5s, 2007                                   3,826               4,021,968
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05s, 2007                                      4,010               4,325,896
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875s, 2006                                           3,225               3,531,098
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2007                                            1,283               1,295,830
-----------------------------------------------------------------------------------------------------
Reliant Energy Resources Corp., 8.125s, 2005                            4,569               4,918,108
-----------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875s, 2004                                         2,800               2,918,362
-----------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 6.125s, 2008#                                       2,641               2,829,884
-----------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375s, 2007                             1,250               1,335,575
-----------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875s, 2006                                    5,544               5,931,204
-----------------------------------------------------------------------------------------------------
                                                                                          $69,620,492
-----------------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
-----------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15s, 2006                                             $3,700              $4,009,487
-----------------------------------------------------------------------------------------------------

Wireless Communications - 0.7%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35s, 2006                              $2,162              $2,372,134
-----------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                              4,462               4,765,349
-----------------------------------------------------------------------------------------------------
                                                                                           $7,137,483
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $902,746,986
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 13.2%
-----------------------------------------------------------------------------------------------------
Australia - 0.4%
-----------------------------------------------------------------------------------------------------
SMHL Global Fund, 1.37s, 2029 (Asset Backed)                           $3,932              $3,932,596
-----------------------------------------------------------------------------------------------------

Austria
-----------------------------------------------------------------------------------------------------
Oesterreich Kontrollbank, 5.5s, 2006 (Banks & Credit Cos.)               $220                $234,781
-----------------------------------------------------------------------------------------------------

Brazil - 0.2%
-----------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher, 5.911s, 2011 (Asset-Backed)#               $2,050              $2,014,125
-----------------------------------------------------------------------------------------------------

Canada - 2.4%
-----------------------------------------------------------------------------------------------------
Province of British Columbia, 4.625s, 2006                             $1,500              $1,579,941
-----------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25s, 2006                                       5,020               5,232,557
-----------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5s, 2007                                   4,820               4,887,441
-----------------------------------------------------------------------------------------------------
Province of Ontario, 7s, 2005                                             800                 867,763
-----------------------------------------------------------------------------------------------------
Province of Ontario, 6s, 2006                                           7,350               7,892,915
-----------------------------------------------------------------------------------------------------
Telus Corp., 7.5s, 2007 (Wireless Communications)                       4,275               4,747,700
-----------------------------------------------------------------------------------------------------
                                                                                          $25,208,317
-----------------------------------------------------------------------------------------------------
France - 0.5%
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 7.2s, 2006 (Telecommunications -
Wireline)                                                              $4,541              $5,085,534
-----------------------------------------------------------------------------------------------------

Germany - 3.6%
-----------------------------------------------------------------------------------------------------
Bayerische Landesbank, 1.16s, 2005 (Banks & Credit Cos.)               $6,590              $6,591,239
-----------------------------------------------------------------------------------------------------
Deutsche Telekom, 7.75s, 2005 (Telecommunications -
Wireline)                                                               4,315               4,714,439
-----------------------------------------------------------------------------------------------------
Deutsche Telekom, 3.875s, 2008 (Telecommunications -
Wireline)                                                               1,650               1,644,859
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4s, 2004 (Financial
Institutions)                                                           2,600               2,716,852
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5s, 2005 (Financial
Institutions)                                                           7,500               7,581,120
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25s, 2005 (Financial
Institutions)                                                             225                 233,215
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75s, 2007 (Financial
Institutions)                                                           2,000               2,121,220
-----------------------------------------------------------------------------------------------------
Kredit Wiederauf, 2.375s, 2006 (Banks & Credit Cos.)                    4,580               4,562,459
-----------------------------------------------------------------------------------------------------
Landesbank Baden Wurttemberg, 7.875s, 2004 (Banks &
Credit Cos.)                                                            4,945               5,097,850
-----------------------------------------------------------------------------------------------------
Landesbank Baden Wurttemberg, 5.125s, 2007 (Banks &
Credit Cos.)                                                            1,000               1,064,149
-----------------------------------------------------------------------------------------------------
Landwirtschaft Rentenbank, 4.5s, 2006 (Banks & Credit Cos.)             1,000               1,054,019
-----------------------------------------------------------------------------------------------------
                                                                                          $37,381,421
-----------------------------------------------------------------------------------------------------
Iceland - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Iceland, 6.125s, 2004                                      $2,792              $2,822,597
-----------------------------------------------------------------------------------------------------

Ireland - 1.1%
-----------------------------------------------------------------------------------------------------
Chalet Finance PLC, 1.36s, 2013 (Asset-Backed)                         $4,800              $4,830,130
-----------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.625s, 2008 (Banks & Credit Cos.)                      6,100               6,081,273
-----------------------------------------------------------------------------------------------------
                                                                                          $10,911,403
-----------------------------------------------------------------------------------------------------
Kazakhstan - 0.2%
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)#                                                          $2,200              $2,420,000
-----------------------------------------------------------------------------------------------------

Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4s, 2008 (Telecommunications -
Wireline)#                                                             $4,100              $4,094,965
-----------------------------------------------------------------------------------------------------

Mexico - 0.6%
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)#                      $2,443              $2,742,267
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 6.5s, 2005 (Oil Services)                          3,450               3,605,250
-----------------------------------------------------------------------------------------------------
                                                                                           $6,347,517
-----------------------------------------------------------------------------------------------------

New Zealand - 0.2%
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 10.625s, 2005                               $2,146              $2,510,213
-----------------------------------------------------------------------------------------------------

Sweden - 0.2%
-----------------------------------------------------------------------------------------------------
Spintab AB, 7.5s, 2049 (Banks & Credit Cos.)                           $1,125              $1,250,235
-----------------------------------------------------------------------------------------------------
Spintab AB, 7.5s, 2049 (Banks & Credit Cos.)#                           1,150               1,278,027
-----------------------------------------------------------------------------------------------------
                                                                                           $2,528,262
-----------------------------------------------------------------------------------------------------
United Kingdom - 3.1%
-----------------------------------------------------------------------------------------------------
Abbey First National, 8.2s, 2004 (Banks & Credit Cos.)                 $4,205              $4,462,405
-----------------------------------------------------------------------------------------------------
British Telecom PLC, 2.435s, 2003 (Telecommunications -
Wireline)                                                               3,453               3,457,054
-----------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875s, 2005 (Telecommunications -
Wireline)                                                               2,350               2,602,023
-----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875s, 2008 (Food & Non
Alcoholic Beverages)#                                                   8,080               8,017,388
-----------------------------------------------------------------------------------------------------
Lasmo (USA), Inc., 7.5s, 2006 (Energy - Integrated)                     1,705               1,917,361
-----------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75s, 2049 (Banks &
Credit Cos.)                                                            1,110               1,272,740
-----------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2s, 2007 (Asset-Backed)                      5,900               6,112,341
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817s, 2049 (Banks & Credit Cos.)              4,540               4,946,739
-----------------------------------------------------------------------------------------------------
                                                                                          $32,788,051
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $138,279,782
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,022,554,260)                                          $1,041,026,768
-----------------------------------------------------------------------------------------------------

Repurchase Agreement
-----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 10/31/03, due 11/03/03, total to
be received $54,005 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                         $54                 $54,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,022,608,260)                                    $1,041,080,768
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                       6,139,671
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,047,220,439
-----------------------------------------------------------------------------------------------------
 # SEC Rule 144A restriction.
## Security segregated as collateral for an open futures contract.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS
Investments, at value (identified cost, $1,022,608,260)       $1,041,080,768
-----------------------------------------------------------------------------------------------------
Cash                                                                     192
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,307,866
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    6,512,404
-----------------------------------------------------------------------------------------------------
Interest receivable                                               11,722,805
-----------------------------------------------------------------------------------------------------
Other assets                                                           2,282
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,061,626,317
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $3,437,471
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts         143,125
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  5,129,433
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 5,201,045
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      10,018
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      3,148
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       267,596
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               214,042
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $14,405,878
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,047,220,439
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,076,708,535
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            17,684,247
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (39,626,694)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income      (7,545,649)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,047,220,439
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 154,874,267
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $527,743,009
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              77,943,650
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.77
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$6.77)                                                     $6.94
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $229,027,737
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              33,962,426
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.74
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $229,618,903
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              33,950,131
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.76
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $57,358,028
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,504,313
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.74
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $505,236
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  74,597
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.77
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,020
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,911
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.77
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                      $1,236,800
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 182,726
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.77
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$6.77)                                                     $6.94
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $683,967
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 101,597
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.73
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $1,006,739
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 148,916
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.76
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                                           $20,561,617
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $2,072,058
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 9,547
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      569,453
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               388,497
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,137,831
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             1,130,740
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  760
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              2,080
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              3,133
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              4,396
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       1,485
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         783
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       1,099
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    40,681
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        195,312
-----------------------------------------------------------------------------------------------------
  Printing                                                              53,434
-----------------------------------------------------------------------------------------------------
  Postage                                                               23,820
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         16,991
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             4,314
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        491,905
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $6,148,319
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (10,076)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and
  distributor                                                         (260,908)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $5,877,335
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $14,684,282
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $(1,921,678)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                  (232,256)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          $(2,153,934)
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation
  Investments                                                      $(5,947,619)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                   (320,104)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                        $(6,267,723)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                           $(8,421,657)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $6,262,625
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    SIX MONTHS               YEAR
                                                                      ENDED                 ENDED
                                                                     10/31/03              4/30/03
                                                                   (UNAUDITED)
OPERATIONS

Net investment income                                              $14,684,282            $26,181,092
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                    (2,153,934)            (7,884,383)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           (6,267,723)            19,229,286
-------------------------------------------------------------     ------------           ------------
Increase in net assets from operations                              $6,262,625            $37,525,995
-------------------------------------------------------------     ------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                         $(11,446,287)          $(19,905,095)
-----------------------------------------------------------------------------------------------------
  Class B                                                           (4,449,256)            (8,092,921)
-----------------------------------------------------------------------------------------------------
  Class C                                                           (4,032,790)            (5,499,319)
-------------------------------------------------------------     ------------           ------------
  Class I                                                           (1,023,001)              (505,449)
-------------------------------------------------------------     ------------           ------------
  Class R1                                                              (6,382)                (1,179)
-------------------------------------------------------------     ------------           ------------
  Class 529A                                                           (24,627)               (13,104)
-------------------------------------------------------------     ------------           ------------
  Class 529B                                                           (10,788)                (8,027)
-------------------------------------------------------------     ------------           ------------
  Class 529C                                                           (14,995)                (8,225)
-------------------------------------------------------------     ------------           ------------
Total distributions declared to shareholders                      $(21,008,126)          $(34,033,319)
-------------------------------------------------------------     ------------           ------------
Net increase in net assets from fund share transactions            $92,271,876           $478,044,178
-------------------------------------------------------------     ------------           ------------
Total increase in net assets                                       $77,526,375           $481,536,854
-------------------------------------------------------------     ------------           ------------

NET ASSETS

At beginning of period                                            $969,694,064           $488,157,210
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $7,545,649 and
$1,221,805, respectively)                                       $1,047,220,439           $969,694,064
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS A                             (UNAUDITED)

Net asset value, beginning of
period                                $6.87             $6.84           $6.86           $6.66             $6.87           $6.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

 Net investment income(S)             $0.11             $0.27           $0.34           $0.42             $0.40           $0.43
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments           (0.06)             0.10            0.03            0.20             (0.22)          (0.14)
-------------------------------     -------            ------          ------          ------            ------          ------
Total from investment
operations                            $0.05             $0.37           $0.37           $0.62             $0.18           $0.29
-------------------------------     -------            ------          ------          ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income          $(0.15)           $(0.34)         $(0.34)         $(0.42)           $(0.39)         $(0.41)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                --           (0.05)          (0.00)+++            --              --
-------------------------------     -------            ------          ------          ------            ------          ------
Total distributions declared
to shareholders                      $(0.15)           $(0.34)         $(0.39)         $(0.42)           $(0.39)         $(0.41)
-------------------------------     -------            ------          ------          ------            ------          ------
Net asset value, end of period        $6.77             $6.87           $6.84           $6.86             $6.66           $6.87
-------------------------------     -------            ------          ------          ------            ------          ------
Total return (%)(+)                    0.76++            5.58            5.52            9.52              2.71            4.26
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS A (CONTINUED)                 (UNAUDITED)
RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                              0.77+             0.75            0.80            0.82            0.86            0.84
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.19+             3.92            5.02            6.20            5.87            6.14
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        26                53              53              58              74             278
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $527,743          $490,000        $293,435        $209,687        $115,752        $134,086
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent expenses were over this limitation and the waiver had not been place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.11             $0.26           $0.34           $0.42              --              --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              0.82+             0.80            0.85            0.85              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.14+             3.87            4.97            6.17              --              --
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS B                             (UNAUDITED)
Net asset value, beginning of
period                                $6.84             $6.81           $6.83           $6.64             $6.85           $6.97
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

 Net investment income(S)             $0.08             $0.21           $0.29           $0.37             $0.34           $0.38
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments           (0.05)             0.11            0.03            0.19             (0.21)          (0.14)
-------------------------------     -------            ------          ------          ------            ------          ------
Total from investment
operations                            $0.03             $0.32           $0.32           $0.56             $0.13           $0.24
-------------------------------     -------            ------          ------          ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income          $(0.13)           $(0.29)         $(0.29)         $(0.37)           $(0.34)         $(0.36)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                --           (0.05)          (0.00)+++            --              --
-------------------------------     -------            ------          ------          ------            ------          ------
Total distributions declared
to shareholders                      $(0.13)           $(0.29)         $(0.34)         $(0.37)           $(0.34)         $(0.36)
-------------------------------     -------            ------          ------          ------            ------          ------
Net asset value, end
of period                             $6.74             $6.84           $6.81           $6.83             $6.64           $6.85
-------------------------------     -------            ------          ------          ------            ------          ------
Total return (%)                       0.37++            4.76            4.73            8.61              1.91            3.48
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS B (CONTINUED)                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                              1.55+             1.54            1.58            1.59            1.65            1.61
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             2.43+             3.14            4.25            5.41            5.09            5.33
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        26                53              53              58              74             278
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $229,028          $244,736        $120,535         $77,012         $45,214         $52,883
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.08             $0.21           $0.29           $0.37              --              --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              1.60+             1.59            1.63            1.63              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             2.38+             3.09            4.20            5.37              --              --
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS C                             (UNAUDITED)
Net asset value, beginning of
period                                 $6.86             $6.83           $6.85           $6.66           $6.86           $6.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

 Net investment income(S)              $0.08             $0.20           $0.28           $0.36           $0.34           $0.36
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments            (0.06)             0.11            0.03            0.19           (0.21)          (0.14)
-------------------------------      -------            ------          ------          ------          ------          ------
Total from investment
operations                             $0.02             $0.31           $0.31           $0.55           $0.13           $0.22
-------------------------------      -------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income           $(0.12)           $(0.28)         $(0.28)         $(0.36)         $(0.33)         $(0.35)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                   --                --           (0.05)          (0.00)+++          --              --
-------------------------------      -------            ------          ------          ------          ------          ------
Total distributions declared to
shareholders                          $(0.12)           $(0.28)         $(0.33)         $(0.36)         $(0.33)         $(0.35)
-------------------------------      -------            ------          ------          ------          ------          ------
Net asset value, end
of period                              $6.76             $6.86           $6.83           $6.85           $6.66           $6.86
-------------------------------      -------            ------          ------          ------          ------          ------
Total return (%)                        0.33++            4.68            4.64            8.50            1.99            3.23
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS C (CONTINUED)                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                              1.62+             1.60            1.65            1.67            1.71            1.69
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             2.34+             3.01            4.12            5.33            5.03            5.19
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        26                53              53              58              74             278
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $229,619          $203,529         $72,888         $26,233         $22,825         $24,228
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.08             $0.20           $0.27           $0.36              --              --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              1.67+             1.65            1.70            1.70              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             2.29+             2.96            4.07            5.30              --              --
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS I                             (UNAUDITED)
Net asset value, beginning of
period                                $6.84             $6.82           $6.84           $6.65             $6.85           $6.98
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

 Net investment income(S)             $0.11             $0.25           $0.35           $0.42             $0.42           $0.43
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments           (0.05)             0.12            0.03            0.20             (0.22)          (0.14)
-------------------------------     -------            ------          ------          ------            ------          ------
Total from investment
operations                            $0.06             $0.37           $0.38           $0.62             $0.20           $0.29
-------------------------------     -------            ------          ------          ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income          $(0.16)           $(0.35)         $(0.35)         $(0.43)           $(0.40)         $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                --           (0.05)          (0.00)+++            --              --
-------------------------------     -------            ------          ------          ------            ------          ------
Total distributions declared
to shareholders                      $(0.16)           $(0.35)         $(0.40)         $(0.43)           $(0.40)         $(0.42)
-------------------------------     -------            ------          ------          ------            ------          ------
Net asset value, end
of period                             $6.74             $6.84           $6.82           $6.84             $6.65           $6.85
-------------------------------     -------            ------          ------          ------            ------          ------
Total return (%)                       0.83++            5.59            5.70            9.60              3.02            4.28
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 4/30
                                       ENDED            ----------------------------------------------------------------------
                                      10/31/03           2003            2002          2001              2000           1999
CLASS A (CONTINUED)                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                              0.63+             0.60            0.65            0.67            0.71            0.69
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.28+             3.81            5.17            6.32            6.00            6.21
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        26                53              53              58              74             278
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $57,358           $29,075          $1,299            $888            $684          $1,459
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.11             $0.24           $0.35           $0.42              --              --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              0.68+             0.65            0.70            0.70              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.23+             3.76            5.12            6.29              --              --
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED     PERIOD ENDED
                                                                        10/31/03           4/30/03*
CLASS R1                                                              (UNAUDITED)
Net asset value, beginning of period                                     $6.87               $6.86
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.10               $0.08
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 (0.06)               0.03
-------------------------------------------------------------------     ------              ------
Total from investment operations                                         $0.04)              $0.11
-------------------------------------------------------------------     ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.14)             $(0.10)
-------------------------------------------------------------------     ------              ------
Net asset value, end of period                                           $6.77               $6.87
-------------------------------------------------------------------     ------              ------
Total return (%)                                                          0.63++              1.65++
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):

Expenses##                                                                1.05+               1.00+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.83+               3.33+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                          26                  53
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $505                 $85
-----------------------------------------------------------------------------------------------------

(S) The investment adviser and the distributor contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.09               $0.07
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.20+               1.15+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.68+               3.18+
-----------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R1, December 31, 2002, through April 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                             SIX                              SIX                            SIX
                                            MONTHS         PERIOD            MONTHS         PERIOD          MONTHS       PERIOD
                                            ENDED           ENDED            ENDED          ENDED           ENDED         ENDED
                                           10/31/03       4/30/03*          10/31/03       4/30/03*        10/31/03     4/30/03*
                                         (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 529A                       CLASS 529B                   CLASS 529C
Net asset value, beginning of period        $6.87          $6.80             $6.83          $6.77           $6.86        $6.79
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                   $0.10          $0.15             $0.07          $0.13           $0.07        $0.12
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                      (0.06)          0.16             (0.05)          0.13           (0.05)        0.15
--------------------------------------     ------          -----             -----          -----           -----        -----
Total from investment operations            $0.04          $0.31             $0.02          $0.26           $0.02        $0.27
--------------------------------------     ------          -----             -----          -----           -----        -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                $(0.14)        $(0.24)           $(0.12)        $(0.20)         $(0.12)      $(0.20)
--------------------------------------     ------          -----             -----          -----           -----        -----
Net asset value, end of period              $6.77          $6.87             $6.73          $6.83           $6.76        $6.86
--------------------------------------     ------          -----             -----          -----           -----        -----
Total return (%)(+)                          0.62++         4.27++            0.26++         3.60++          0.25++       3.70++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses#                                    1.13+          1.10+             1.88+          1.85+           1.88+        1.85+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                        2.84+          3.23+             2.09+          2.63+           2.08+        2.51+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             26             53                26             53              26           53
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)  $1,237         $1,011              $684           $524          $1,007         $734
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser (and the distributor in the case of Class 529A) contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had been in place, the net investment income per share and the ratios would have been:

Net investment income                       $0.09          $0.15             $0.07          $0.13           $0.07        $0.12
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   1.28+          1.25+             1.93+          1.90+           1.93+        1.90+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                        2.69+          3.08+             2.04+          2.58+           2.03+        2.46+
--------------------------------------------------------------------------------------------------------------------------------
  * For  the period from the inception of Classes 529A, 529B, and 529C, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                              4/30/03        4/30/02
        Distributions declared from:
        Ordinary income                   $34,033,319    $20,819,872
        ------------------------------------------------------------

As of April 30, 2003, the components of accumulated losses on a tax basis were as follows:

        Undistributed ordinary income                     $2,210,745
        -------------------------------------------------------------
        Capital loss carryforward                        (25,752,876)
        -------------------------------------------------------------
        Unrealized appreciation                           15,408,556
        -------------------------------------------------------------
        Other temporary differences                       (6,609,020)
        -------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

        EXPIRATION DATE
        April 30, 2005                             $(2,906,238)*
        --------------------------------------------------------
        April 30, 2006                              (1,767,089)*
        --------------------------------------------------------
        April 30, 2007                              (4,524,994)*
        --------------------------------------------------------
        April 30, 2008                              (4,772,473)*
        --------------------------------------------------------
        April 30, 2009                              (2,874,797)
        --------------------------------------------------------
        April 30, 2011                              (8,907,285)
        --------------------------------------------------------
        Total                                     $(25,752,876)
        --------------------------------------------------------
        * Includes amounts associated with the May 19, 2000 acquisition of MFS Intermediate Income Fund. The total capital loss carryforward related to the acquisition was $5,976,273.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2003 were 0.35% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $1,073 for inactive trustees for the six months ended October 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services. No administrative service fee from class R2 shares were paid to MFS as of October 31, 2003.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $63,143 and $552 for the six months ended October 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                       CLASS A     CLASS B     CLASS C     CLASS R1     CLASS R2     CLASS 529A     CLASS 529B     CLASS 529C

Distribution
Fee                      0.10%       0.75%       0.75%        0.25%        0.25%          0.25%          0.75%          0.75%
-----------------------------------------------------------------------------------------------------------------------------
Service
Fee                      0.25%       0.25%       0.25%        0.25%        0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------------
Total
Distribution
Plan                     0.35%       1.00%       1.00%        0.50%        0.50%          0.50%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31,
2003, amounted to:

                              CLASS A      CLASS B      CLASS C     CLASS R1     CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by
MFD                            $8,886         $185         $352           $1             $4             $1             $9
---------------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. A portion of the class A service fee is being paid by the fund. The remaining 10% per annum of Class A service fee not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

A portion of the Class R1 and Class R2 distribution fee (0.10%) is currently being waived.

A portion of the 529A distribution fee is being paid by the fund. Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine. A portion of the Class 529A service fee (0.10%) is currently being waived.

Except in the case of the 0.25% per annum Class B and 529B service fees paid upon sale of the Class B and Class 529B shares in the first year, the Class B and Class 529B service fee is 0.15% per annum and may be increased to 0.25% per annum on such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2003 were as follows:

                              CLASS A      CLASS B      CLASS C     CLASS R1     CLASS 529A     CLASS 529B     CLASS 529C

Total Distribution Plan         0.15%        0.93%        1.00%        0.40%          0.25%          1.00%          1.00%
-------------------------------------------------------------------------------------------------------------------------

Class R2 shares, which commenced operations on October 31, 2003, did not incur any fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                           CLASS A   CLASS B   CLASS C   CLASS 529B   CLASS 529C

Contingent Deferred Sales
Charges Imposed            $24,044  $390,669   $308,906      --          $50
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                         $145,886,484    $145,886,569
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $223,331,692    $114,417,042
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                               $1,035,812,499
        ------------------------------------------------------------
        Gross unrealized appreciation                   $12,820,200
        ------------------------------------------------------------
        Gross unrealized depreciation                    (7,551,931)
        ------------------------------------------------------------
        Net unrealized appreciation                      $5,268,269
        ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended                           Year ended
                                              10/31/03                                 4/30/03
                                     SHARES             AMOUNT              SHARES               AMOUNT

CLASS A SHARES
Shares sold                         24,358,214        $166,393,134         50,528,040          $345,478,580
------------------------------------------------------------------------------------------------------------

Shares issued to shareholders
in reinvestment of
distributions                        1,134,389           7,757,406          1,945,280            13,307,478
------------------------------------------------------------------------------------------------------------

Shares reacquired                  (18,918,750)       (129,069,565)       (23,998,763)         (164,006,416)
------------------------------------------------------------------------------------------------------------

Net increase                         6,573,853         $45,080,975         28,474,557          $194,779,642
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          6,303,190         $42,928,335         26,906,225          $183,263,812
------------------------------------------------------------------------------------------------------------

Shares issued to shareholders
in reinvestment of
distributions                          487,336           3,318,916            834,359             5,685,818
------------------------------------------------------------------------------------------------------------

Shares reacquired                   (8,616,614)        (58,574,906)        (9,644,667)          (65,630,804)
------------------------------------------------------------------------------------------------------------

Net increase (decrease)             (1,826,088)       $(12,327,655)        18,095,917          $123,318,826
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                         11,474,910         $78,438,726         25,915,682          $177,058,161
------------------------------------------------------------------------------------------------------------

Shares issued to shareholders
in reinvestment of
distributions                          304,453           2,078,687            387,484             2,648,594
------------------------------------------------------------------------------------------------------------

Shares reacquired                   (7,504,262)        (51,156,013)        (7,294,777)          (49,774,026)
------------------------------------------------------------------------------------------------------------
Net increase                         4,275,101         $29,361,400         19,008,389          $129,932,729
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                          4,221,435         $28,774,593          4,086,620           $27,842,713
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          136,133             926,306             58,886               401,769
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (104,136)           (709,617)           (85,133)             (579,262)
------------------------------------------------------------------------------------------------------------
Net increase                         4,253,432         $28,991,282          4,060,373           $27,665,220
------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                            100,378            $688,734             12,271               $84,049
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              716               4,888                126                   866
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (38,894)           (267,262)                --                    --
------------------------------------------------------------------------------------------------------------
Net increase                            62,200            $426,360             12,397               $84,915
------------------------------------------------------------------------------------------------------------

                                           Period ended
                                            10/31/03**
                                    SHARES             AMOUNT

CLASS R2 SHARES
Shares sold                              5,911             $40,020
-------------------------------------------------------------------

                                            Six months ended                         Period ended
                                                10/31/03                              4/30/03***
                                        SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529A SHARES
Shares sold                             56,535            $388,265            146,500            $1,004,256
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            3,535              24,172              1,356                 9,301
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (24,574)           (168,111)              (626)               (4,289)
------------------------------------------------------------------------------------------------------------
Net increase                            35,496            $244,326            147,230            $1,009,268
------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1, December 31, 2002, through April 30, 2003.
 ** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.
*** For the period from the inception of Class 529A, July 31, 2002, through April 30, 2003.

                                            Six months ended                         Period ended
                                                10/31/03                              4/30/03***
                                       SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529B SHARES
Shares sold                             30,745            $209,051             81,851              $557,176
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            1,551              10,548                948                 6,460
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (7,472)            (50,617)            (6,026)              (41,019)
------------------------------------------------------------------------------------------------------------
Net increase                            24,824            $168,982             76,773              $522,617
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                             66,950            $457,172            106,109              $725,171
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            2,128              14,537                885                 6,054
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (27,117)           (185,523)               (39)                 (264)
------------------------------------------------------------------------------------------------------------
Net increase                            41,961            $286,186            106,955              $730,961
------------------------------------------------------------------------------------------------------------
*** For the period from the inception of Class 529B and 529C, July 31, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003, was $3,503. The fund had no borrowings during the six months ended October 31, 2003.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                  UNREALIZED
DESCRIPTION               EXPIRATION     CONTRACTS    POSITION      DEPRECIATION

U.S. Treasury Notes
5-Year Future             December-03    827          Short         $(788,261)
--------------------------------------------------------------------------------

At October 31, 2003, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./ Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
James J. Calmas(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            MQL-SEM-12/03 102M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) MUNICIPAL LIMITED MATURITY FUND

[graphic omitted]

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL LIMITED MATURITY FUND

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with prudent investing, while seeking protection of shareholders' capital.


-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     38
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       48
----------------------------------------------------
CONTACT INFORMATION                               49
----------------------------------------------------
ASSET ALLOCATION                                  50

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period ended October 31, 2003, interest rates on shorter-maturity municipal issues (maturities of less than nine years or so) ranged from unchanged to modestly lower. Municipal bonds with maturities over about nine years saw their rates rise slightly. Those facts, however, belie the tremendous volatility in the bond market over that time. In early 2003 and into the first part of the period, we saw a confluence of factors that were positive for bond prices. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that prompted a "flight to quality" by many investors and pushed interest rates down to four-decade lows by spring 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Although stocks had been rising since late March, the catalyst for the bond market appeared to be the Federal Reserve Board's decision on June 25 to lower rates by one-quarter percent rather than one-half percent as many investors had expected. From that date through the end of August, bond rates rose sharply. Rates settled back down slightly in the final months of the period.

Shorter-term municipal bonds in general slightly outperformed Treasuries over the period, as yields in the first nine years of the municipal yield curve were unchanged or modestly lower, while Treasury yields were generally higher across the yield curve. Yields for municipal bonds with maturities over about nine years rose modestly over the period. (The principal value and interest on U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

PORTFOLIO CONCENTRATION 10/31/03
QUALITY RATINGS

              "AAA"                              68.2%
              "AA"                               10.4%
              "A"                                 8.9%
              "BBB"                               9.2%
              Other                               3.3%

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE RELATIVE TO LIPPER PEERS

With rates relatively steady for the period as a whole, portfolio returns came mainly from coupon yield. The fund's underperformance relative to its Lipper peers was mainly a result of the fund's underweighting in lower-rated debt that offered higher coupon yields. Historically, this fund has tended to be overweighted in higher-quality, somewhat less risky debt. That strategy hurt performance in a period when investors became more optimistic about the economy and seemed willing to take on more risk in search of higher yields.

More specifically, performance was hurt by our underweighting in tobacco bonds, utility bonds, and some other corporate-backed industrial bonds. Tobacco bonds are state bonds backed by payments under the Master Settlement Agreement (MSA) between the states and the major tobacco companies, in which the states agreed to drop their lawsuits against the firms in return for a series of payments. As the period began, Philip Morris was in the midst of legal problems that threatened to bankrupt the firm and cast doubt upon the tobacco industry's ability to continue payments under the MSA. This doubt caused tobacco bonds to fall in price. As the period progressed, tobacco bonds rose and fell with the industry's legal fortunes. In the end, tobacco bond prices were up modestly for the six-month period, and our underweighting in the area detracted from performance.

Similarly, an underweighting in utility bonds detracted from results as that sector performed well. As utility firms in general repaired their balance sheets, sold off trading operations, and secured their bank lines of credit, the industry seemed to shake off the taint of the Enron scandal and return to investor favor.

An underweighting in corporate-backed bonds in other sectors was also slightly negative for performance, as corporate-backed issues in general rallied as investors became more confident about the U.S. economy. Spreads on corporate-backed bonds, which had widened on investor uncertainty in late 2002 and early 2003, tightened during the period.

Relative to its Lipper peers, the fund's positioning on the yield curve was a positive for performance. The fund was overweighted in the two best-performing areas of the curve, bonds in the 6-to-8-year maturity range and the 4-to-6- year maturity range.

PERFORMANCE RELATIVE TO BENCHMARKS

The fund has two benchmarks, the Lehman Brothers 3-year Municipal Bond Index and the Lehman Brothers 5-year Municipal Bond Index. While the fund's holdings encompass a range of maturities up to about 10 years, the fund is limited to an average maturity of no more than 5 years under normal market conditions. Over the period, the portfolio's average maturity was about 4.75 years.

As mentioned above, bonds in the 4-to-6-year maturity range were one of the best performing groups over the period. This environment hurt the fund's performance relative to the Lehman 5-year benchmark, because that benchmark had all of its assets in the strong performing 4-to-6-year group, while the fund also had assets in other, weaker-performing maturity ranges. The portfolio performed approximately in line with the Lehman 3-year benchmark.

    Respectfully,

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

-------------------------------------------------------------------------------
  Visit mfs.com for our latest economic and investment outlook.
  o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.
  o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
       Share          inception
       class            date         6-mo    1-yr     3-yr     5-yr     10-yr
  ----------------------------------------------------------------------------
         A            3/17/1992       --      4.06%    5.53%    4.42%    4.12%
  ----------------------------------------------------------------------------
         B            9/7/1993        --      3.13%    4.70%    3.60%    3.29%
  ----------------------------------------------------------------------------
         C            7/1/1994        --      3.18%    4.64%    3.54%    3.30%
  ----------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Average short/intermediate-term
  municipal debt fund+               1.33%    3.95%    5.29%    4.07%    4.35%
  ----------------------------------------------------------------------------
  Lehman Brothers Three-Year
  Municipal Bond Index#              1.23%    3.86%    5.74%    4.85%    4.92%
  ----------------------------------------------------------------------------
  Lehman Brothers Five-Year
  Municipal Bond Index#              1.69%    5.26%    6.96%    5.51%    5.44%
  ----------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

   ----------------------------------------------------------------------------
        A                            --      1.46%    4.65%    3.90%    3.85%
  ----------------------------------------------------------------------------
        B                            --     -0.87%    3.78%    3.25%    3.29%
  ----------------------------------------------------------------------------
        C                            --      2.18%    4.64%    3.54%    3.30%
  ----------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

  ----------------------------------------------------------------------------
         A                          1.26%     4.06%   17.54%   24.17%   49.71%
  ----------------------------------------------------------------------------
         B                          0.74%     3.13%   14.76%   19.32%   38.29%
  ----------------------------------------------------------------------------
         C                          0.83%     3.18%   14.58%   19.00%   38.39%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS THREE-YEAR MUNICIPAL BOND INDEX - measures the performance of the medium-term (2 to 4 years) municipal bond market.

LEHMAN BROTHERS FIVE-YEAR MUNICIPAL BOND INDEX - measures the performance of the medium-term (4 to 6 years) municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 2.50% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-------------------------------------------------------------------------------------------------------
Municipal Bonds - 95.4%
-------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 4.5%
-------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25s, 2013             $1,500            $1,614,360
-------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), "A", AMBAC,
6s, 2005                                                                  1,900             2,003,854
-------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., FSA, 5.5s, 2008                        250               276,398
-------------------------------------------------------------------------------------------------------
Dallas Fort Worth International Airport, "A", AMBAC,
6s, 2013                                                                  1,000             1,136,490
-------------------------------------------------------------------------------------------------------
Dallas Fort Worth International Airport, Refunding &
Improvement "A", FGIC, 5.5s, 2003                                           400               400,000
-------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey,
Port District Project "A", FSA, 5.25s, 2009                                 550               618,343
-------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., MBIA, 6s, 2006                    1,000             1,116,940
-------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "B", FSA, 4.35s, 2004                    500               510,580
-------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.25s, 2007                              375               414,116
-------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.75s, 2010                              175               200,205
-------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, FGIC,
5.25s, 2009                                                                 500               549,210
-------------------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4s, 2006                            500               523,685
-------------------------------------------------------------------------------------------------------
Port Seattle, WA, FGIC, 5.5s, 2007                                          500               551,075
-------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp., Airport Rev.,
"A", FGIC, 5s, 2012                                                         750               801,172
-------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport
Rev., FSA, 5s, 2009                                                         200               221,642
-------------------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Detroit
Metropolitan "D", FGIC, 5.25s, 2006                                       1,000             1,096,360
-------------------------------------------------------------------------------------------------------
                                                                                          $12,034,430
-------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical) "B", 4.75s, 2033                                                 $330              $343,910
-------------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Dow Chemical), 4.6s, 2014                          350               370,832
-------------------------------------------------------------------------------------------------------
                                                                                             $714,742
-------------------------------------------------------------------------------------------------------
General Obligation - General Purpose - 14.7%
-------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75s, 2009                        $235              $270,809
-------------------------------------------------------------------------------------------------------
Broward County, FL, 5s, 2008                                                500               551,735
-------------------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5s, 2005                                     440               466,206
-------------------------------------------------------------------------------------------------------
Chicago, IL, MBIA, 5s, 2008                                               1,250             1,375,688
-------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25s, 2011                                                   705               789,642
-------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.75s, 2005                                  500               527,885
-------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 6s, 2011(+++)                                310               366,668
-------------------------------------------------------------------------------------------------------
Dickson County, TN, FGIC, 4s, 2007                                          820               875,965
-------------------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail), 5s, 2009                                     870               960,611
-------------------------------------------------------------------------------------------------------
Gulf Shores Alabama, "C", FSA, 5s, 2012                                   1,460             1,603,255
-------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5s, 2008                                       425               462,613
-------------------------------------------------------------------------------------------------------
Henderson, NV, Parks and Recreation, FGIC, 6s, 2006                         340               377,182
-------------------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5s, 2008                                               350               389,841
-------------------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank) "A", 5.25s, 2006            275               296,288
-------------------------------------------------------------------------------------------------------
King County, WA, "B", 4.75s, 2009                                         1,500             1,624,200
-------------------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4s, 2008                                        1,000             1,064,500
-------------------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25s, 2007                                          530               567,879
-------------------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75s, 2007                                    1,000             1,094,890
-------------------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5s, 2007                                           500               545,980
-------------------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5s, 2011                                           1,000             1,103,050
-------------------------------------------------------------------------------------------------------
Nassau County, NY, "G", MBIA, 5.35s, 2009                                 1,000             1,120,670
-------------------------------------------------------------------------------------------------------
New York, NY, 5.25s, 2012                                                   265               286,226
-------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75s, 2011                                              375               417,690
-------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25s, 2009                                              250               274,835
-------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5s, 2009                                               780               867,602
-------------------------------------------------------------------------------------------------------
New York, NY, "J", 5s, 2010                                               1,000             1,078,800
-------------------------------------------------------------------------------------------------------
New York, NY, "K", 5s, 2010                                                 370               398,775
-------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5s, 2010                                            820               912,004
-------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5s, 2009                                       1,000             1,116,610
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25s, 2008                                       2,000             2,240,660
-------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement), AMBAC, 5.5s, 2007                          250               277,700
-------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5s, 2009                                      1,000             1,105,950
-------------------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC,
3.25s, 2007                                                                 500               519,170
-------------------------------------------------------------------------------------------------------
Puerto Rico, "C", 6s, 2013                                                  800               898,448
-------------------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5s, 2009                                              865               936,622
-------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625s, 2012                                    500               565,470
-------------------------------------------------------------------------------------------------------
State of California, FSA, 5.25s, 2010                                     2,000             2,242,040
-------------------------------------------------------------------------------------------------------
State of California, 5s, 2011                                             2,250             2,409,165
-------------------------------------------------------------------------------------------------------
State of Hawaii, "C", FSA, 5.25s, 2008                                      500               557,105
-------------------------------------------------------------------------------------------------------
State of Illinois, FGIC, 5s, 2005                                           500               522,970
-------------------------------------------------------------------------------------------------------
State of Washington, "A", MBIA, 4s, 2008                                  1,000             1,063,560
-------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5s, 2008                                     500               551,465
-------------------------------------------------------------------------------------------------------
State of Washington, "R", 5.375s, 2007                                      750               839,737
-------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125s, 2011                                            400               444,960
-------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5s, 2010                                    1,000             1,106,990
-------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5s, 2010                           500               569,925
-------------------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25s, 2007                                              795               824,312
-------------------------------------------------------------------------------------------------------
                                                                                          $39,464,348
-------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.2%
-------------------------------------------------------------------------------------------------------
Jefferson County, KY, FSA, 0s, 2004                                      $1,000              $990,510
-------------------------------------------------------------------------------------------------------
Jersey City, NJ, Refunding & General Improvement "A",
AMBAC, 4s, 2007                                                             500               532,145
-------------------------------------------------------------------------------------------------------
Kauai County, HI, FGIC, 6.25s, 2019(+++)                                    375               450,870
-------------------------------------------------------------------------------------------------------
Madison & St. Clair Counties, IL, School Building, FGIC,
4.25s, 2005                                                                 500               518,375
-------------------------------------------------------------------------------------------------------
Montgomery County, MD, 5.375s, 2005                                         500               524,470
-------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificates Indebtedness, FSA, 5.5s, 2010                 500               573,680
-------------------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0s, 2005                                500               486,525
-------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5s, 2012                                              300               325,485
-------------------------------------------------------------------------------------------------------
Springfield, MA, MBIA, 5s, 2011                                           1,000             1,098,710
-------------------------------------------------------------------------------------------------------
State of Mississippi, 5.5s, 2006(+++)                                       250               277,957
-------------------------------------------------------------------------------------------------------
State of Mississippi, 6.2s, 2008(+++)                                       445               508,960
-------------------------------------------------------------------------------------------------------
State of Ohio, "E", 5.5s, 2008                                            1,450             1,639,704
-------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25s, 2008                                  500               557,470
-------------------------------------------------------------------------------------------------------
                                                                                           $8,484,861
-------------------------------------------------------------------------------------------------------
General Obligations - Schools - 10.6%
-------------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF,
4.25s, 2008                                                                $500              $535,910
-------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, 5.25s, 2011                   500               552,140
-------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5s, 2011                          600               662,958
-------------------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5s, 2006                       500               535,345
-------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6s, 2011                             315               365,756
-------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA,
0s, 2008                                                                    500               429,930
-------------------------------------------------------------------------------------------------------
Cook County, IL, High School District Number 205, "D",
FSA, 0s, 2004                                                               500               496,530
-------------------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA,
3.25s, 2006                                                                 500               518,560
-------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF,
5s, 2008                                                                    500               552,125
-------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0s, 2009                 1,000               843,600
-------------------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site
Improvement) "B", FGIC, 5s, 2010                                          2,000             2,221,780
-------------------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC, 4s, 2006               500               526,885
-------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, 5.5s, 2013                                 1,115             1,257,898
-------------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5s, 2007                              1,540             1,660,305
-------------------------------------------------------------------------------------------------------
Jackson County, MI, Reorganized School District 7, FSA,
4.375s, 2011                                                              1,750             1,866,882
-------------------------------------------------------------------------------------------------------
Kane McHenry Cook & De Kalb Counties, IL, Capital
Appreciation, 0s, 2003                                                      750               749,340
-------------------------------------------------------------------------------------------------------
Kaufman, TX, Independent School District, PSF, 0s, 2005                     500               491,165
-------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 4.8s, 2004                                           400               402,364
-------------------------------------------------------------------------------------------------------
Lake County, IL, Community School District, Capital
Appreciation "B", FGIC, 0s, 2005                                            500               482,270
-------------------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public
School), 4s, 2008                                                           500               531,310
-------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15s, 2010(+++)                        100               112,965
-------------------------------------------------------------------------------------------------------
Mauston, WI, Joint School District, FGIC, 5.55s, 2005                       500               529,710
-------------------------------------------------------------------------------------------------------
McHenry & Kane Counties, IL, FGIC, 0s, 2004                                 350               349,360
-------------------------------------------------------------------------------------------------------
Mesquite, TX, Independent School District, PSF, 0s, 2004                    685               678,390
-------------------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5s, 2006                           250               267,748
-------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF,
4.4s, 2007                                                                  700               751,184
-------------------------------------------------------------------------------------------------------
Mishawaka, IN (School Building Corp.), AMBAC, 4.5s, 2007                    320               344,115
-------------------------------------------------------------------------------------------------------
New Albany, Floyd County School Building (First Mortgage)
FGIC, 5.5s, 2007                                                            250               276,530
-------------------------------------------------------------------------------------------------------
North Lawrence, IN, FSA, 5s, 2008                                           500               549,985
-------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6s, 2020(+++)                            250               294,680
-------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, FSA, 5.25s, 2007                  500               551,795
-------------------------------------------------------------------------------------------------------
Oklahoma County, OK, Independent School District, FGIC,
5s, 2009                                                                  2,000             2,235,260
-------------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, 5s, 2011                             500               552,570
-------------------------------------------------------------------------------------------------------
Portage, IN, High School, First Mortgage, 2.15s, 2005                       255               257,109
-------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, 6.5s, 2011                     500               594,980
-------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF,
5.375s, 2012                                                                570               639,534
-------------------------------------------------------------------------------------------------------
State of Ohio, "A", 5.25s, 2004                                             450               461,560
-------------------------------------------------------------------------------------------------------
State of South Carolina, 5.75s, 2007                                        500               557,975
-------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5s, 2007                                                    465               508,101
-------------------------------------------------------------------------------------------------------
Unionville Chadds Ford, PA School, MBIA, 4s, 2004                           490               498,335
-------------------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875s, 2007                   410               459,040
-------------------------------------------------------------------------------------------------------
Warren Township, IN, First Mortgage, FGIC, 4.5s, 2005                       500               519,320
-------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5s, 2012                     300               337,737
-------------------------------------------------------------------------------------------------------
Will County, IL, School District, FSA, 0s, 2003                             525               525,000
-------------------------------------------------------------------------------------------------------
                                                                                          $28,536,036
-------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 10.3%
-------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(University Pittsburgh Medical Center) "B", 5.5s, 2005                   $1,000            $1,055,690
-------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 4.7s, 2005                                320               333,094
-------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona
Hospital), AMBAC, 5.375s, 2006                                              460               501,943
-------------------------------------------------------------------------------------------------------
California Statewide Community (Kaiser Permanente) "D",
4.35s, 2036                                                                 600               626,184
-------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic
Health Initiatives) "A", 5s, 2008                                           500               532,500
-------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development,
Healthcare Systems (McKenna Memorial) "A", 3.625s, 2005                     195               197,130
-------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development,
Healthcare Systems (McKenna Memorial) "A", 4s, 2006                         170               172,101
-------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4s, 2008                    500               513,910
-------------------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester
Medical Center), 4.75s, 2005                                                500               522,470
-------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., 5.125s, 2006                            200               214,080
-------------------------------------------------------------------------------------------------------
Erie County, OH, Hospital Facilities Rev. (Firelands
Regional Medical Center), 4s, 2004                                          420               427,589
-------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority
(Northeast GA Health System), 3.5s, 2005                                    500               511,530
-------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC,
5s, 2008                                                                    500               553,710
-------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist
Health), 3.35s, 2032                                                        500               513,190
-------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital) "A", 5s, 2007                        500               529,015
-------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25s, 2005                     300               314,679
-------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Childrens
Memorial Hospital), AMBAC, 5.75s, 2011                                      250               282,595
-------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 4s, 2004                                                   825               835,667
-------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 4s, 2004                                                415               424,254
-------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5s, 2007                                                 440               489,984
-------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.
(Ascension Health), 5.5s, 2008                                              500               552,740
-------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy
Cross Health Systems Corp.), MBIA, 5.375s, 2008                           1,000             1,122,830
-------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis
Medical Center), 6s, 2010                                                   210               236,013
-------------------------------------------------------------------------------------------------------
Kent Hospital Finance Authority, MI, Rev. (Spectrum
Health), 5.25s, 2009                                                        750               811,417
-------------------------------------------------------------------------------------------------------
Kentucky Ecomomic Development Finance Authority (Norton
Healthcare, Inc.), 6.125s, 2010                                             150               159,821
-------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Regional), 4.75s, 2005                                                      500               528,760
-------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5s, 2005                           225               231,991
-------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5s, 2006                           240               249,902
-------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial
Medical Center), 5.25s, 2008                                                800               843,872
-------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical
Research Corp.), 5.75s, 2006                                                260               282,584
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(Baystate Medical Center), 5s, 2009                                         235               250,853
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(Berkshire Health) "E", 4.5s, 2005                                          260               270,156
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(Covenant Health), 5s, 2007                                                 190               199,692
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(Jordan Hospital), 4.8s, 2006                                               600               592,782
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(Partners Healthcare) "E", 5s, 2007                                       1,000             1,082,780
-------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Crittendon
Hospital) "A", 5.5s, 2013                                                   310               331,133
-------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health
System), 5.5s, 2007(+++)                                                    750               847,230
-------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW
Mississippi Medical), 5s, 2014                                              500               493,535
-------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical
Center), FSA, 5.15s, 2005                                                   250               266,150
-------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), 3.25s, 2005                                                265               269,277
-------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), 3.6s, 2006                                                 250               253,220
-------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter
Hospital), 4.6s, 2007                                                       395               414,399
-------------------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Oklahoma
Hospital Assn.), AMBAC, 5.25s, 2004                                         250               256,030
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's
Hospital), MBIA, 5s, 2032                                                   750               823,627
-------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital
Financing (Lifespan Obligation Group), 5.75s, 2010                          250               266,235
-------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities (Medcentral
Health), 5.4s, 2003                                                         200               200,182
-------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community
Medical Center), MBIA, 5.25s, 2006                                          935             1,017,243
-------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital
Facilities Rev. (Palmetto Health Alliance) "A", 4s, 2004                    260               262,600
-------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital
Facilities Rev. (Palmetto Health Alliance) "A", 4.25s, 2005                 290               298,175
-------------------------------------------------------------------------------------------------------
South Dakota Health & Educational (Prairie Lakes Health
Care Systems), 3.1s, 2005                                                   215               218,109
-------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, FSA, 3.5s, 2004                     660               667,293
-------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, MBIA, 6s, 2007                      675               763,222
-------------------------------------------------------------------------------------------------------
St. Cloud, MN (St. Cloud Hospital), FSA, 5.5s, 2006                         260               283,179
-------------------------------------------------------------------------------------------------------
State of Wisconsin Health & Educational Facilities
(Wheaton Franciscan Services), 5s, 2007                                     260               278,239
-------------------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7s, 2010                             220               242,194
-------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing
Facilities Board Rev. (Wellmont Health Systems), 4s, 2005                   500               515,435
-------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 4.5s, 2006                                               500               520,420
-------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 5s, 2007                                                 500               528,320
-------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension
Health), 5.5s, 2009                                                         250               277,913
-------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston
Medical Center), 6.5s, 2005(+++)                                             80                87,359
-------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston
Medical Center), 6.5s, 2005                                                  20                21,613
-------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 3.75s, 2003                       410               410,250
-------------------------------------------------------------------------------------------------------
Wisconsin Health & Higher Educational Facilities
(Agnesian Healthcare Inc.), 5s, 2006                                         65                69,113
-------------------------------------------------------------------------------------------------------
                                                                                          $27,849,203
-------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.0%
-------------------------------------------------------------------------------------------------------
Massachusetts Port Authority (US Airways), MBIA, 5s, 2006                   $50               $53,809
-------------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 0.2%
-------------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management), 4.2s, 2027                     $400              $403,972
-------------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 0.9%
-------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser
Busch), 5.1s, 2012                                                         $375              $401,119
-------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific), 5.35s, 2010                                                       610               628,525
-------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay),
3s, 2011                                                                    575               591,882
-------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Federal Express), 5.05s, 2012                    400               422,012
-------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), 6s, 2006              100               104,634
-------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (USX
Corp.), 5.05s, 2017                                                         300               316,068
-------------------------------------------------------------------------------------------------------
                                                                                           $2,464,240
-------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.9%
-------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.) "A", 5s, 2013                   $750              $770,723
-------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), 5.25s, 2010                                      250               267,703
-------------------------------------------------------------------------------------------------------
Ohio State Air Quality Development Authority Rev.,
(Meadwestvaco), 2s, 2023                                                  1,250             1,250,362
-------------------------------------------------------------------------------------------------------
                                                                                           $2,288,788
-------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
-------------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority (Multipurpose Stadium)
Facility Rev., "A", MBIA, 5s, 2010                                       $1,000            $1,114,090
-------------------------------------------------------------------------------------------------------
George L Smith II Georgia World Congress Center Authority
Rev. (Domed Stadium), MBIA, 6s, 2011                                      1,000             1,129,110
-------------------------------------------------------------------------------------------------------
                                                                                           $2,243,200
-------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.3%
-------------------------------------------------------------------------------------------------------
District of Columbia Tax, FSA, 0s, 2005                                    $600              $578,088
-------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev., FSA, 0s, 2010                  500               398,605
-------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art
Institute Chicago), 3.35s, 2034                                           1,550             1,548,016
-------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev., 5.25s, 2005                    500               524,435
-------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev., "A", FSA,
5.5s, 2011                                                                  500               572,100
-------------------------------------------------------------------------------------------------------
                                                                                           $3,621,244
-------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.5%
-------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, 4.35s, 2007                       $215              $224,533
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority, "A", FSA, 5s, 2008                     500               557,305
-------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Housing, "A",
MBIA, 3.2s, 2004                                                            500               510,300
-------------------------------------------------------------------------------------------------------
                                                                                           $1,292,138
-------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.2%
-------------------------------------------------------------------------------------------------------
Fayetteville, AK, Sales & Use, 3.2s, 2007                                  $165              $165,583
-------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5s, 2007                           1,000             1,099,590
-------------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75s, 2011                         845               976,144
-------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75s, 2012                                                                 425               482,868
-------------------------------------------------------------------------------------------------------
Washington, DC, Convention Center, AMBAC, 4.75s, 2005                       345               366,652
-------------------------------------------------------------------------------------------------------
                                                                                           $3,090,837
-------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0.0%
-------------------------------------------------------------------------------------------------------
Chicago, IL, GNMA, 5.4s, 2010                                               $20               $21,263
-------------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                           50                52,000
-------------------------------------------------------------------------------------------------------
                                                                                              $73,263
-------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 1.4%
-------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, 7.25s, 2010                          $140              $143,513
-------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, 6.7s, 2016                             85                86,654
-------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, 8.4s, 2021                             75                77,356
-------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Single Family
Program Authority, 6.3s, 2012                                               215               231,762
-------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, MBIA, 5.35s, 2010                     230               240,773
-------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency, Variable Residential
Housing Finance, "C", 3s, 2021                                              500               502,510
-------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 5.45s, 2006                                                           270               284,688
-------------------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease
Purchase Program) "A", 5.1s, 2005                                           200               210,666
-------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, GNMA, 7.6s, 2015                           220               238,548
-------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, 4.9s, 2008                      665               704,780
-------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15s, 2007                                                  300               307,542
-------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Housing, AMBAC,
4.9s, 2005                                                                 $160              $167,851
-------------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev.,
5s, 2006                                                                    600               630,090
-------------------------------------------------------------------------------------------------------
                                                                                           $3,826,733
-------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.9%
-------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Republic Services, Inc.), 4.95s, 2012                                     $250              $247,565
-------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation, Series VII, 4.75s, 2007               500               507,785
-------------------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., AMBAC, 3.8s, 2005                  375               387,653
-------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid
Waste Disposal Rev. (American Ref-Fuel, Inc.), 5.625s, 2024                 300               312,735
-------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden
Martin), 5.9s, 2005                                                         500               530,655
-------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5s, 2010                       400               446,616
-------------------------------------------------------------------------------------------------------
                                                                                           $2,433,009
-------------------------------------------------------------------------------------------------------
State and Local Appropriation - 9.6%
-------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5s, 2009                    $1,000            $1,085,220
-------------------------------------------------------------------------------------------------------
Alaska Certificates Participation (Alaska Psychiatric
Institute), AMBAC, 4s, 2006                                                 500               529,475
-------------------------------------------------------------------------------------------------------
Arizona Certificates Participation, "A", MBIA, 5s, 2006                     500               540,550
-------------------------------------------------------------------------------------------------------
Columbia, SC, Certificates Participation, AMBAC, 5s, 2011                   650               719,004
-------------------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5s, 2010                          725               801,002
-------------------------------------------------------------------------------------------------------
District of Columbia Certificates Participation, AMBAC,
5.25s, 2008                                                               1,500             1,653,690
-------------------------------------------------------------------------------------------------------
Escambia County, FL, School Board, MBIA, 3.5s, 2005                         500               514,095
-------------------------------------------------------------------------------------------------------
Hamilton County, IN, FSA, 5s, 2010                                          605               668,422
-------------------------------------------------------------------------------------------------------
Hamilton County, IN, Public Building Corp., AMBAC, 3.5s, 2004             1,010             1,027,624
-------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., AMBAC, 5.3s, 2007                                   350               384,304
-------------------------------------------------------------------------------------------------------
Kosciusko County, IN, Building Corp., FSA, 3.5s, 2004                       600               603,588
-------------------------------------------------------------------------------------------------------
Macon County and Decatur, IL, FGIC, 6.5s, 2005                              325               344,624
-------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., FSA, 5s, 2011(+++)                      1,500             1,681,890
-------------------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5s, 2006                                 1,000             1,094,750
-------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, MBIA, 5s, 2009                   500               555,970
-------------------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit
Administration Grants) "B", AMBAC, 5.5s, 2007                               650               727,428
-------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
MBIA, 5.25s, 2011                                                         1,270             1,423,733
-------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25s, 2009                 1,000             1,129,480
-------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., AMBAC, 5.4s, 2006                  1,000             1,079,960
-------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building),
5.75s, 2008                                                                 425               483,455
-------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building),
FSA, 5s, 2009                                                             1,290             1,434,596
-------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration
Building), 5.375s, 2013                                                   1,000             1,120,340
-------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25s, 2011                                           1,900             2,136,797
-------------------------------------------------------------------------------------------------------
Salt Lake City, UT, Redevelopment Agency, "A", FSA,
3.75s, 2004                                                                 500               504,470
-------------------------------------------------------------------------------------------------------
State of Oregon, AMBAC, 5.5s, 2008                                          500               566,555
-------------------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev.,
FSA, 0s, 2005                                                               685               667,409
-------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75s, 2011                                                160               182,488
-------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Building Rev., Building
Revenue, "B", AMBAC, 6.25s, 2006                                          1,000             1,100,900
-------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A", 5.25s, 2012                  1,000             1,047,430
-------------------------------------------------------------------------------------------------------
                                                                                          $25,809,249
-------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.0%
-------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E",
AMBAC, 4.5s, 2009                                                          $100              $103,565
-------------------------------------------------------------------------------------------------------

Tax Assessment - 1.4%
-------------------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25s, 2005                     $575              $601,973
-------------------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25s, 2007                    1,250             1,371,588
-------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, AMBAC, 0s, 2006                               1,000               937,550
-------------------------------------------------------------------------------------------------------
Lewisville, TX, 4.125s, 2031                                                500               526,360
-------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligation (Riverfront Redevelopment),
4.125s, 2008                                                                285               304,100
-------------------------------------------------------------------------------------------------------
                                                                                           $3,741,571
-------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%
-------------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125s, 2009                      $500              $579,430
-------------------------------------------------------------------------------------------------------
Collier County, FL, Gas Tax Rev., AMBAC, 5s, 2010                         1,045             1,164,861
-------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, FSA, 5.25s, 2008                      250               280,365
-------------------------------------------------------------------------------------------------------
District of Columbia Tax Increment (Gallary Palace), FSA,
4s, 2006                                                                    370               390,713
-------------------------------------------------------------------------------------------------------
Florida State Board of Education, Lottery Rev., FGIC, 5.5s, 2011            150               169,721
-------------------------------------------------------------------------------------------------------
State of Wisconsin, 6s, 2004                                                500               516,185
-------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, 5.5s, 2005                       1,000             1,060,460
-------------------------------------------------------------------------------------------------------
                                                                                           $4,161,735
-------------------------------------------------------------------------------------------------------
Tobacco - 1.3%
-------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed
Bonds, 5.2s, 2008                                                          $450              $449,788
-------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "A", 5s, 2021                     500               491,350
-------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "B", 5.25s, 2016                2,335             2,373,994
-------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, 4.375s, 2019                        250               232,138
-------------------------------------------------------------------------------------------------------
                                                                                           $3,547,270
-------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.0%
-------------------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5s, 2006                  $550              $597,069
-------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6s, 2008                 235               269,980
-------------------------------------------------------------------------------------------------------
Delaware Transportation Authority Systems Rev., FGIC,
4.75s, 2012                                                               1,000             1,059,160
-------------------------------------------------------------------------------------------------------
Du Page County, IL, Transport Rev., FSA, 5.5s, 2011                       1,000             1,128,380
-------------------------------------------------------------------------------------------------------
New Mexico State Highway Commission, 5.5s, 2006                             430               472,131
-------------------------------------------------------------------------------------------------------
New York Thruway Authority Highway & Bridge Trust Fund,
"A", FGIC, 5.25s, 2010                                                    1,000             1,126,470
-------------------------------------------------------------------------------------------------------
New York Thruway Authority Highway & Bridge Trust Fund,
"C", FGIC, 5.5s, 2006                                                     1,200             1,309,692
-------------------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC,
5.5s, 2007                                                                1,000             1,110,700
-------------------------------------------------------------------------------------------------------
Texas Turnpike Authority Central Turnpike Systems, Bond
Anticipation Notes Second Tier, 5s, 2007                                  1,000             1,096,750
-------------------------------------------------------------------------------------------------------
                                                                                           $8,170,332
-------------------------------------------------------------------------------------------------------
Universities - Colleges - 5.0%
-------------------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5s, 2006                    $255              $274,747
-------------------------------------------------------------------------------------------------------
Clemson University, SC, University Rev., AMBAC, 5.5s, 2007                  875               979,274
-------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School),
FSA, 5s, 2012                                                               500               545,185
-------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), 4s, 2006                                                          615               638,235
-------------------------------------------------------------------------------------------------------
Massachusetts College Building, "A", XLCA, 5s, 2009                       1,205             1,336,851
-------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts
College of Pharmacy) "C", 5s, 2007                                          475               506,455
-------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New
England College), 4s, 2008                                                  685               691,569
-------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts
Institute Technology) "K", 5.25s, 2012                                      375               420,476
-------------------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4s, 2005                            500               521,415
-------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building (Johnson &
Wales), XLCA, 5s, 2010                                                    2,265             2,513,176
-------------------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625s, 2010                     250               288,138
-------------------------------------------------------------------------------------------------------
Texas A & M University Rev., Financing Systems, 2.5s, 2006                  750               764,032
-------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Texas Southern
University Financing Systems, MBIA, 5s, 2007                                500               555,000
-------------------------------------------------------------------------------------------------------
Texas University Systems Financing Rev., FSA, 5s, 2008                      565               625,252
-------------------------------------------------------------------------------------------------------
University of Arizona Rev., Refunding Systems, FSA, 5s, 2006                570               617,737
-------------------------------------------------------------------------------------------------------
University of Arizona Rev., Refunding Systems, FSA,
5.25s, 2010                                                               1,000             1,127,580
-------------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55s, 2021                                                  500               526,340
-------------------------------------------------------------------------------------------------------
University of Texas Permanent University Fund, "A", 5s, 2009                580               645,244
-------------------------------------------------------------------------------------------------------
                                                                                          $13,576,706
-------------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.5%
-------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25s, 2029                     $1,000            $1,105,050
-------------------------------------------------------------------------------------------------------
Private College & University Authority, GA (Mercer
Housing Corp.), 6s, 2004                                                     50                50,895
-------------------------------------------------------------------------------------------------------
Private College & University Authority, GA (Mercer
Housing Corp.), 6s, 2005                                                     70                73,299
-------------------------------------------------------------------------------------------------------
                                                                                           $1,229,244
-------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.1%
-------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5s, 2010                                                                 $150              $154,251
-------------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 2.8%
-------------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Electric Co.) "A", 4.95s, 2030             $200              $201,332
-------------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Electric Co.) "D", 5.4s, 2029               780               792,823
-------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (VEPCO),
5.25s, 2008                                                                 250               263,920
-------------------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric), 4s, 2025                          500               506,740
-------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Commonwealth
Edison Co.), AMBAC, 4.4s, 2006                                              500               536,815
-------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority (People Gas), "B",
AMBAC, 3.05s, 2033                                                        1,000             1,012,760
-------------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana
Michigan Power Co.) "F", 2.625s, 2019                                       775               769,521
-------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric) "B", 4.875s, 2027                                                 420               442,713
-------------------------------------------------------------------------------------------------------
Matagorda County, TX, Navigation District 1, Pollution
Control Rev. (Texas Central), 2.35s, 2030                                   500               499,900
-------------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United Illuminating
Co.), 3.75s, 2027                                                           500               502,285
-------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev. (Ohio
Edison), 2.25s, 2033                                                      1,250             1,239,300
-------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal (Dominion Term
Associates), 3.3s, 2033                                                     775               774,791
-------------------------------------------------------------------------------------------------------
                                                                                           $7,542,900
-------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.8%
-------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., AMBAC,
5.75s, 2006                                                                $325              $363,714
-------------------------------------------------------------------------------------------------------
American Public Energy Agency, NE Public Gas Agency, "C",
AMBAC, 4.2s, 2010                                                           395               419,028
-------------------------------------------------------------------------------------------------------
California State Department Water Resources, "A", FSA,
5.25s, 2011                                                               1,000             1,111,770
-------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply
Rev., "A", 5.5s, 2010                                                       600               668,370
-------------------------------------------------------------------------------------------------------
Carrollton & Henderson, KY, Kentucky Trust, "B", FSA,
4.2s, 2005                                                                1,000             1,033,140
-------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utility District, FSA, 5s, 2008                  400               440,720
-------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utility District 1, AMBAC,
5.25s, 2008                                                               1,380             1,534,063
-------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., FSA, 4s, 2007                     480               512,069
-------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., Comb, FSA, 6s, 2012                             500               583,120
-------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5s, 2008                          500               553,510
-------------------------------------------------------------------------------------------------------
Harrison County, MI, Wastewater Treatment Facilities,
"A", FGIC, 5.5s, 2011                                                       400               451,064
-------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control
Rev. (Illinois Power Co.), AMBAC, 7.375s, 2021(+++)                         580               678,681
-------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5s, 2011                  500               554,775
-------------------------------------------------------------------------------------------------------
Long Island Power Authority, New York Electric Systems
Rev., "A", 5s, 2009                                                       1,100             1,198,329
-------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., FSA, 5.5s, 2008                   600               677,772
-------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, 5s, 2011               500               551,410
-------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens
Electrical Systems), 5.125s, 2011                                           210               222,766
-------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Semass
Systems), MBIA, 5.625s, 2012                                                400               447,580
-------------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev., "A", MBIA, 5.25s, 2008                   500               556,865
-------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5s, 2010                      1,000             1,132,860
-------------------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4s, 2007                   695               738,382
-------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, MBIA, 5.25s, 2007                    500               551,700
-------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5s, 2010                      750               815,842
-------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", MBIA, 5.5s, 2013                500               539,640
-------------------------------------------------------------------------------------------------------
Oak Ridge, TN, Electric Systems Rev., AMBAC, 5s, 2012                     1,000             1,101,200
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4s, 2006                           1,000             1,057,410
-------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5s, 2010                     750               835,005
-------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement, "A", 5s, 2011                     500               553,470
-------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8s, 2006                            660               703,072
-------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25s, 2007               1,000             1,103,590
-------------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA,
5.25s, 2008                                                               1,000             1,129,990
-------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, FSA, 4.5s, 2008                    500               542,305
-------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5s, 2007                      500               545,795
-------------------------------------------------------------------------------------------------------
Southern California Public Power Authority, "A", FSA,
5.375s, 2012                                                                595               669,637
-------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6s, 2006                        1,125             1,228,432
-------------------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Board, AMBAC,
4.2s, 2019                                                                  500               526,025
-------------------------------------------------------------------------------------------------------
                                                                                          $26,333,101
-------------------------------------------------------------------------------------------------------
Utilities - Other - 1.0%
-------------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25s, 2011                $1,000            $1,191,490
-------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, AMBAC, 4.5s, 2008                       500               547,200
-------------------------------------------------------------------------------------------------------
Missouri Environment Improvement (Kansas City Power &
Light), 3.9s, 2012                                                        1,000             1,022,590
-------------------------------------------------------------------------------------------------------
                                                                                           $2,761,280
-------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 7.3%
-------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5s, 2011                      $925            $1,028,147
-------------------------------------------------------------------------------------------------------
Brevard County, FL, Utility Rev., FGIC, 5.25s, 2010                       1,000             1,124,950
-------------------------------------------------------------------------------------------------------
Columbus, IN, Waterworks Rev., MBIA, 3.5s, 2005                             500               513,890
-------------------------------------------------------------------------------------------------------
Fort Worth, TX, Water and Sewer Rev., 5.5s, 2004                          1,000             1,012,460
-------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley
Creek Water Facility, "A", AMBAC, 4.4s, 2008                                490               526,598
-------------------------------------------------------------------------------------------------------
Helena, AL, Utilities Board Water & Sewer, MBIA, 3s, 2004                   180               181,467
-------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., "B", FSA, 5.25s, 2010                   2,000             2,243,240
-------------------------------------------------------------------------------------------------------
Kansas Development Finance Authority Rev., Water
Pollution Control, 5s, 2008                                                 500               554,610
-------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25s, 2012                              750               833,010
-------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County,
Water & Sewer Rev., FGIC, 6.5s, 2010                                      1,000             1,192,230
-------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Water & Sewer Rev., FGIC, 5s, 2008                      1,150             1,273,579
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625s, 2008                     595               677,527
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, Series 93, MBIA,
5.5s, 2007                                                                1,105             1,237,423
-------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Junior Lien, FGIC,
4.5s, 2007                                                                  500               541,265
-------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Junior Lien, FGIC,
5.25s, 2009                                                                 255               287,994
-------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., 5s, 2008                                   475               525,835
-------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25s, 2013                          690               768,681
-------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5s, 2007                500               552,370
-------------------------------------------------------------------------------------------------------
Tarrant Regional Water District Texas Water, FSA, 4s, 2007                  500               531,810
-------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", 5.5s, 2011                     1,000             1,138,480
-------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5s, 2012                        500               550,285
-------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer, FSA, 5s, 2004                              590               597,640
-------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75s, 2010                       1,260             1,382,144
-------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5s, 2010                         300               335,736
-------------------------------------------------------------------------------------------------------
                                                                                          $19,611,371
-------------------------------------------------------------------------------------------------------
Utilities - Electric - 0.4%
-------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utility District, AMBAC,
5.25s, 2008                                                                $500              $561,940
-------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., FSA, 5.5s, 2011                          500               564,870
-------------------------------------------------------------------------------------------------------
                                                                                           $1,126,810
-------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $249,148,135)                                    $256,744,238
-------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 3.0%
-------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, CA, Toll Bridge Rev., due 11/06/03                $600              $600,000
-------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts (Central Artery) "A",
due 11/03/03                                                                100               100,000
-------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon
Corp.), due 11/03/03                                                        100               100,000
-------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(University Chicago Hospital), due 11/03/03                                 800               800,000
-------------------------------------------------------------------------------------------------------
MSR Public Power Agency, CA, San Juan Project Rev.,
due 11/06/03                                                              1,350             1,350,000
-------------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority, Hospital Rev.
(Jameson Memorial Hospital), due 11/05/03                                   300               300,000
-------------------------------------------------------------------------------------------------------
New York, NY, due 11/03/03                                                  150               150,000
-------------------------------------------------------------------------------------------------------
New York, NY, Job Development Authority Rev., due 11/03/03                  700               700,000
-------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority
Rev., due 11/03/03                                                        1,200             1,200,000
-------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facility Authority, due 11/03/03                550               550,000
-------------------------------------------------------------------------------------------------------

Sevier County, TN, Public Building Authority, due 11/03/03                 $790              $790,000
-------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 11/06/03                1,350             1,350,000
-------------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.),
due 11/03/03                                                                 50                50,000
-------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                       $8,040,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $257,188,135)                                        $264,784,238
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.6%                                                       4,430,754
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $269,214,992
-------------------------------------------------------------------------------------------------------
(+++)Refunded security.

Insurers:
AMBAC    =  AMBAC Indemnity Corp.
ASST GTY =  Asset Guaranty Insurance Co.
FGIC     =  Financial Guaranty Insurance Corp.
FSA      =  Financial Security Assurance, Inc.
GNMA     =  Government National Mortgage Assn.
MBIA     =  Municipal Bond Investors Corp.
PSF      =  Permanent Schoool Fund
Q-SBLF   =  Qualified  School Bond Loan Fund
XLCA     =  XL Capital Insurance Co.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND  LIABILITIES  (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS
Investments, at value (identified cost, $257,188,135)             $264,784,238
-------------------------------------------------------------------------------------------------------
Cash                                                                    82,129
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                        430,770
-------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      2,351,545
-------------------------------------------------------------------------------------------------------
Interest receivable                                                  3,467,360
-------------------------------------------------------------------------------------------------------
Other assets                                                               383
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $271,116,425
-------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $534,052
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      500,065
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     727,098
-------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                          10,936
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                         2,204
-------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                          808
-------------------------------------------------------------------------------------------------------
  Distribution and service fee                                          48,866
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  77,404
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $1,901,433
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $269,214,992
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $263,574,207
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               7,585,168
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (1,411,058)
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income          (533,325)
-------------------------------------------------------------------------------------------------------
Total                                                                                    $269,214,992
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  33,976,635
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $167,413,490
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                21,123,205
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.93
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$7.93)                                                     $8.13
-------------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $43,173,855
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,456,041
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.91
-------------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $58,627,647
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,397,389
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.93
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                                            $4,598,997
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                        $541,706
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                   4,370
-------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        148,980
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 129,311
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 195,685
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 284,776
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                      10,819
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                           59,367
-------------------------------------------------------------------------------------------------------
  Printing                                                                 8,543
-------------------------------------------------------------------------------------------------------
  Postage                                                                  2,309
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                           17,314
-------------------------------------------------------------------------------------------------------
  Legal fees                                                                 427
-------------------------------------------------------------------------------------------------------
  Registration fees                                                       35,834
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                           92,343
-------------------------------------------------------------------------------------------------------
Total expenses                                                        $1,531,784
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (1,573)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (135,397)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,394,814
-------------------------------------------------------------------------------------------------------
Net investment income                                                                      $3,204,183
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-------------------------------------------------------------------------------------------------------
  Investment transactions                                              $(374,269)
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                       68,603
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                            $(305,666)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                          $(369,369)
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                      116,115
-------------------------------------------------------------------------------------------------------
  Swap transactions                                                      (10,936)
-------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                          $(264,190)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                             $(569,856)
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $2,634,327
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      10/31/03                 4/30/03
                                                                     (UNAUDITED)

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                              $3,204,183                $4,836,262
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (305,666)                  (72,430)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                            (264,190)                5,460,086
---------------------------------------------------------------   -----------              ------------
Increase in net assets from operations                             $2,634,327               $10,223,918
---------------------------------------------------------------   -----------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(2,358,332)              $(3,777,760)
-------------------------------------------------------------------------------------------------------
  Class B                                                            (410,070)                 (584,022)
-------------------------------------------------------------------------------------------------------
  Class C                                                            (537,689)                 (711,199)
--------------------------------------------------------------   ------------              ------------
Total distributions declared to shareholders                      $(3,306,091)              $(5,072,981)
--------------------------------------------------------------   ------------              ------------
Net increase in net assets from fund share transactions           $14,744,322              $128,277,751
--------------------------------------------------------------   ------------              ------------
Total increase in net assets                                      $14,072,558              $133,428,688
--------------------------------------------------------------   ------------              ------------

NET ASSETS

At beginning of period                                           $255,142,434              $121,713,746
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $533,325 and $431,417,
respectively)                                                    $269,214,992              $255,142,434
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                  YEAR ENDED 4/30
                                            ENDED         ---------------------------------------------------------------------
CLASS A                                   10/31/03               2003           2002           2001           2000         1999
                                         (UNAUDITED)

Net asset value, beginning of period       $7.94            $7.69          $7.57          $7.35            $7.62          $7.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                 $0.11            $0.23          $0.26          $0.31            $0.30          $0.29
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                    (0.01)            0.26           0.14           0.22            (0.27)          0.06
-------------------------------------    -------      -----------     ----------     ----------       ----------     ----------
Total from investment operations           $0.10            $0.49          $0.40          $0.53            $0.03          $0.35
-------------------------------------    -------      -----------     ----------     ----------       ----------     ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income              $(0.11)          $(0.24)        $(0.26)        $(0.31)          $(0.30)        $(0.30)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                      --               --          (0.02)         (0.00)+++           --             --
-------------------------------------    -------      -----------     ----------     ----------       ----------     ----------
Total distributions declared to
shareholders                              $(0.11)          $(0.24)        $(0.28)        $(0.31)          $(0.30)        $(0.30)
-------------------------------------    -------      -----------     ----------     ----------       ----------     ----------
Net asset value, end of period             $7.93            $7.94          $7.69          $7.57            $7.35          $7.62
-------------------------------------    -------      -----------     ----------     ----------       ----------     ----------
Total return (%)(+)                         1.26++           6.43           5.41           7.39             0.38           4.65
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 4/30
                                            ENDED         ---------------------------------------------------------------------
CLASS A (CONTINUED)                       10/31/03               2003           2002           2001           2000         1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  0.73+            0.74           0.85           0.88             0.88           0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 2.66+            2.90           3.45           4.14             3.99           3.84
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            10               12             15             27               60             31
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $167,413         $165,598        $87,222        $48,057          $42,277        $45,840
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                      $0.10            $0.22          $0.25          $0.31            $0.30          $0.28
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  0.83+            0.84           1.00           0.96             0.91           0.99
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       2.56+            2.80           3.30           4.06             3.96           3.71
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

                                          SIX MONTHS                                 YEAR ENDED 4/30
                                             ENDED         --------------------------------------------------------------------
CLASS B                                    10/31/03               2003           2002           2001          2000         1999
                                          (UNAUDITED)

Net asset value, beginning of period        $7.93            $7.68          $7.56          $7.34          $7.61          $7.56
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                  $0.07            $0.16          $0.20          $0.25          $0.24          $0.23
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     (0.01)            0.27           0.15           0.22          (0.27)          0.06
-------------------------------------   ---------      -----------     ----------     ----------     ----------     ----------
Total from investment operations            $0.06            $0.43          $0.35          $0.47         $(0.03)         $0.29
-------------------------------------   ---------      -----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income               $(0.08)          $(0.18)        $(0.20)        $(0.25)        $(0.24)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --          (0.03)         (0.00)+++         --             --
-------------------------------------   ---------      -----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                               $(0.08)          $(0.18)        $(0.23)        $(0.25)        $(0.24)        $(0.24)
-------------------------------------   ---------      -----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $7.91            $7.93          $7.68          $7.56          $7.34          $7.61
-------------------------------------   ---------      -----------     ----------     ----------     ----------     ----------
Total return (%)                             0.74++           5.61           4.65           6.55         (0.43)           3.85
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 4/30
                                             ENDED         --------------------------------------------------------------------
CLASS B (CONTINUED)                        10/31/03               2003           2002          2001           2000         1999
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   1.52+            1.53           1.59           1.68             1.69          1.66
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  1.87+            2.10           2.70           3.35             3.18          3.06
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             10               12             15             27               60            31
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $43,174          $38,360        $15,104         $7,397           $6,781        $9,149
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                       $0.07            $0.16          $0.19          $0.25            $0.24         $0.22
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   1.62+            1.63           1.74           1.76             1.72          1.77
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        1.77+            2.00           2.55           3.27             3.15          2.93
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

                                          SIX MONTHS                                 YEAR ENDED 4/30
                                            ENDED          --------------------------------------------------------------------
CLASS C                                    10/31/03               2003           2002          2001           2000         1999
                                         (UNAUDITED)

Net asset value, beginning of period       $7.94             $7.69          $7.58          $7.35            $7.63         $7.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                 $0.07             $0.16          $0.19          $0.24            $0.23         $0.23
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     0.00+++           0.26           0.14           0.24            (0.28)         0.06
-------------------------------------   --------       -----------     ----------     ----------       ----------     ---------
Total from investment operations           $0.07             $0.42          $0.33          $0.48           $(0.05)        $0.29
-------------------------------------   --------       -----------     ----------     ----------       ----------     ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income              $(0.08)           $(0.17)        $(0.19)        $(0.25)          $(0.23)       $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                      --                --          (0.03)         (0.00)+++           --            --
-------------------------------------   --------       -----------     ----------     ----------       ----------     ---------
Total distributions declared to
shareholders                              $(0.08)           $(0.17)        $(0.22)        $(0.25)          $(0.23)       $(0.23)
-------------------------------------   --------       -----------     ----------     ----------       ----------     ---------
Net asset value, end of period             $7.93             $7.94          $7.69          $7.58            $7.35         $7.63
-------------------------------------   --------       -----------     ----------     ----------       ----------     ---------
Total return (%)                            0.83++            5.52           4.38           6.62           (0.48)          3.77
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 4/30
                                            ENDED         ---------------------------------------------------------------------
CLASS C (CONTINUED)                       10/31/03               2003           2002           2001           2000         1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  1.58+            1.59           1.70           1.73             1.73           1.73
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 1.81+            2.02           2.52           3.28             3.14           2.98
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            10               12             15             27               60             31
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $58,628          $51,184        $19,388         $4,820           $2,968         $4,282
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                      $0.07            $0.15          $0.18          $0.24            $0.23          $0.22
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  1.68+            1.69           1.85           1.81             1.76           1.84
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       1.71+            1.92           2.37           3.20             3.11           2.85
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All other securities (other than short-term obligations) and futures contracts in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities and futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax- exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                                4/30/03               4/30/02
Distributions declared from:
-------------------------------------------------------------------------------
Tax exempt income                            $5,072,981            $2,924,976
-------------------------------------------------------------------------------

As of April 30, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income                                 $109,376
---------------------------------------------------------------------------
Capital loss carryforward                                     (1,134,458)
---------------------------------------------------------------------------
Unrealized appreciation                                        7,967,332
---------------------------------------------------------------------------
Other temporary differences                                     (629,701)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE
April 30, 2004                                                 $(32,070)
--------------------------------------------------------------------------
April 30, 2005                                                  (42,827)
--------------------------------------------------------------------------
April 30, 2006                                                       --
--------------------------------------------------------------------------
April 30, 2007                                                       --
--------------------------------------------------------------------------
April 30, 2008                                                 (383,520)
--------------------------------------------------------------------------
April 30, 2009                                                 (516,819)
--------------------------------------------------------------------------
April 30, 2010                                                 (159,222)
--------------------------------------------------------------------------
Total                                                       $(1,134,458)
--------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2003 were 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees" compensation is a pension expense of $392 for inactive trustees for the six months ended October 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $13,858 for the six months ended October 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                               CLASS A     CLASS B     CLASS C

Distribution Fee                                 0.10%       0.75%       0.75%
--------------------------------------------------------------------------------
Service Fee                                      0.25%       0.25%       0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                          0.35%       1.00%       1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2003, amounted to:

                                               CLASS A     CLASS B     CLASS C

Service Fee Retained by MFD                     $5,572          $0         $74
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended October 31, 2003, were as follows:

                                               CLASS A     CLASS B     CLASS C

Effective Annual Percentage Rates                0.15%       0.94%       1.00%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the 0.10% of the Class A service fee will become payable on such date as the Trustees of the fund may determine. Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee is currently 0.15% per annum and may be increased to the maximum of 0.25% per annum on such date as the Trustees of the fund may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                                            CLASS A     CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed   $24,956     $35,867     $14,594
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $41,589,077 and $24,885,807, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                               $257,185,846
        ----------------------------------------------------------
        Gross unrealized appreciation                  $7,765,640
        ----------------------------------------------------------
        Gross unrealized depreciation                    (167,248)
        ----------------------------------------------------------
        Net unrealized appreciation                    $7,598,392
        ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                         Year ended
                                               10/31/03                               4/30/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                            7,969,213         $63,192,291         15,047,309        $118,304,622
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                          196,706           1,562,021            331,908           2,604,477
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (7,899,481)        (62,503,577)        (5,859,266)        (46,047,614)
--------------------------------------------------------------------------------------------------------------
Net increase                             266,438          $2,250,735          9,519,951         $74,861,485
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            1,212,706          $9,596,942          3,552,864         $27,869,717
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                           24,652             195,473             31,329             245,874
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (619,414)         (4,900,100)          (712,266)         (5,586,480)
--------------------------------------------------------------------------------------------------------------
Net increase                             617,944          $4,892,315          2,871,927         $22,529,111
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            2,095,463         $16,671,673          5,034,866         $39,570,129
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                           30,387             241,226             41,458             325,583
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,174,611)         (9,311,627)        (1,149,959)         (9,008,557)
--------------------------------------------------------------------------------------------------------------
Net increase                             951,239          $7,601,272          3,926,365         $30,887,155
--------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003, was $859. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                 NOTIONAL
                PRINCIPAL        CASH FLOWS
                AMOUNT OF          PAID BY      CASH FLOWS RECEIVED UNREALIZED
EXPIRATION       CONTRACT         THE FUND          BY THE FUND    DEPRECIATION
------------------------------------------------------------------------------
2/18/14         10,000,000     Fixed - 10 Year   Floating - 7 day     $(6,949)
                               BMA Swap Index     BMA Swap Index
                                     (3.84%)
--------------------------------------------------------------------------------
3/17/14         10,000,000     Fixed - 10 Year   Floating - 7 day      (3,987)
                               BMA Swap Index     BMA Swap Index
                                     (3.87%)
--------------------------------------------------------------------------------
                                                                     $(10,936)
--------------------------------------------------------------------------------

At October 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company,                Private investor; Rockefeller Financial Services, Inc.
Chairman                                                 (investment advisers), Chairman and
                                                         Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                Trustee
Chief Executive Officer and Director                     Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                        WILLIAM J. POORVU (born 04/10/35)
Trustee                                                  Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate School
President, Chief Investment Officer and Director         of Business Administration, Class of 1961 Adjunct
                                                         Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                  J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac           Trustee
Surgery; Harvard Medical School, Professor of Surgery    Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                         in health care companies), Managing General Partner
Trustee                                                  (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;             nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                 May 2001)
(video franchise), Vice Chairman
                                                         ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified    WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief           Trustee
Executive Officer (until November 2000)                  Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to July
Secretary and Clerk                                      2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial Officer
Vice President, General Counsel and Secretary            (prior to September 2000); Lexington Funds,
                                                         Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President (November          Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President (prior      JAMES O. YOST (born 06/12/60)
to November 2002)                                        Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs.
Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741               New York, NY 10081

PORTFOLIO MANAGERS
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                             MML-SEM-12/03 25M

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

MFS(R) RESEARCH BOND FUND

[graphic omitted]

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) RESEARCH BOND FUND

The fund seeks to provide total return (high current income and long-term growth of capital).

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              25
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     42
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       53
----------------------------------------------------
CONTACT INFORMATION                               54
----------------------------------------------------
ASSET ALLOCATION                                  55

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

IMPROVING ECONOMY HELPED LOWER-RATED DEBT

Although the six months ended October 31, 2003, were slightly negative for Treasuries - with rates on 10-year bonds rising about 40 basis points (a basis point is 0.01 percent of yield) - we feel the environment was relatively good for corporate and emerging market bonds. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

Treasury rates rose only modestly for the period as a whole, but did experience sharp volatility in the spring and summer. Ten-year rates fell when the Federal Reserve Board, after its May meeting, expressed a strong desire to keep rates low and implied that it might use some unconventional strategies to do so - such as buying longer-term bonds. However, long-term rates shot up in late June and July after the Fed lowered the short-term rate by only a quarter point at its June meeting, disappointing a market that had expected a half- point drop. Many investors read the quarter-point move as a sign that perhaps the economy was improving faster than the Fed had expected.

In contrast, corporate bonds generally benefited from the accelerating U.S. recovery. Growth in GDP (gross domestic product), employment, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate and emerging market debt. This caused spreads - the difference between corporate or emerging market yields and the yields of Treasuries - to tighten (decrease) over the period. Emerging market and high-yield corporate debt outperformed high-grade corporate debt over the period. Within categories, lower-rated bonds generally outperformed higher-rated issues.

PORTFOLIO CONCENTRATION 10/31/03
QUALITY RATINGS

              Governments               35.5%
              "AAA"                     17.0%
              "AA"                       3.6%
              "A"                        8.9%
              "BBB"                     23.3%
              "BB"                       5.1%
              "B"                        2.9%
              Other                      3.7%

The portfolio is actively managed, and current holdings may be different.


LOWER-RATED DEBT DROVE RELATIVE PERFORMANCE

The fund's holdings in high-yield and emerging market bonds contributed strongly to its relative outperformance against its benchmark, the Lehman Brothers Government/Credit Index, which does not contain below-investment-grade emerging market debt or high-yield debt. Over the period, the fund also outperformed its peers, as represented by the Lipper average "A"-rated corporate debt fund. Funds in the peer group generally do have allocations to lower-rated classes of bonds.

In the high-yield area, the fund's performance was broad-based and not concentrated in particular industries. One area of notable strength, however, was our position in "BB"-rated securities. These noninvestment-grade bonds are one level below investment grade territory ("BBB" is the lowest investment grade rating) and are often referred to as "crossover" bonds. If these bonds shoud crossover to an investment-grade rating, such an upgrade signifies credit improvement and usually increases the number of potential buyers for a bond - and thus generally increases its price.

Within our emerging market holdings, Russian corporate debt was an area of strength. On October 8, Moody's Investors Service, one of the major bond rating firms, upgraded Russian government debt to an investment-grade status. This also helped performance of Russian corporate debt. Later in October, the arrest of the head of Yukos, one of the nation's largest oil firms, received significant media coverage and moved some commentators to question the government's commitment to an open business climate. In our view, however, this was an isolated incident that is not likely to harm the Russian bond market over the longer term.

HIGH-GRADE AND TIPS POSITIONS ALSO HELPED RESULTS

In the high-grade corporate area, the fund's financial services holdings did particularly well over the period. Our European bank debt, especially in banks in the United Kingdom, Italy, and France, performed well. We also benefited by avoiding German banks, which were troubled by a weak German economy.

Performance was also aided by the fact that a large portion of our U.S. Treasury holdings were in TIPS, or Treasury inflation-protection securities. Over the period, these inflation-linked securities, which are issued by the U.S. Treasury, outperformed comparable ordinary, or nominal, Treasuries. We believe TIPS did well because the improving economy caused investors' concerns to shift from deflation to possible inflation if economic growth continues to accelerate.

AGENCY UNDERWEIGHTING DETRACTED FROM RELATIVE RESULTS

The fund's relative underweighting in government agency debt - bonds issued by agencies such as Fannie Mae and Freddie Mac - detracted slightly from relative performance. While questions about the agencies' implicit government backing hurt their bonds early in the period, those fears faded and agency debt performed well for the period as a whole. However, the fund owned commercial mortgage-backed and asset-backed securities - asset classes that are similar in nature to agency debt - and good performance of those assets helped compensate for our underweighting in agency bonds.

/s/ Michael W. Roberge

    Michael W. Roberge
    Director of Fixed Income Research

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Roberge.

Prior to January 1, 2001, MFS Research Bond Fund was available only to MFS employees and had limited assets. Between February 1, 1999, and December 29, 2000, all of the fund's fees and expenses were waived or paid for by the adviser; had these fees been in effect, performance would have been lower.

-------------------------------------------------------------------------------
  Visit mfs.com for our latest economic and investment outlook.
  o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.
  o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the Director of Fixed Income Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                    Class
    Share         inception
    class           date          6-mo        1-yr         3-yr       Life*
------------------------------------------------------------------------------
      A            1/4/99          --         8.25%          9.69%       7.49%
------------------------------------------------------------------------------
      B           12/29/00         --         7.23%          8.83%       6.96%
------------------------------------------------------------------------------
      C           12/29/00         --         7.34%          8.83%       6.96%
------------------------------------------------------------------------------
      I            1/4/99          --         8.42%          9.90%       7.57%
------------------------------------------------------------------------------
     R1**         12/31/02         --         7.84%          9.55%       7.40%
------------------------------------------------------------------------------
    R2***         10/31/03        N/A          N/A             N/A         N/A
------------------------------------------------------------------------------
     529A          7/31/02         --         7.87%          9.50%       7.37%
------------------------------------------------------------------------------
     529B          7/31/02         --         7.08%          9.16%       7.16%
------------------------------------------------------------------------------
     529C          7/31/02         --         6.97%          9.12%       7.14%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average A-rated corporate
debt fund+                          0.82%        6.25%       7.61%       5.40%
------------------------------------------------------------------------------
Lehman Brothers
Government/Credit Index#            0.62%        6.17%       8.91%       6.62%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

------------------------------------------------------------------------------
      A                            --            3.11%       7.93%       6.41%
------------------------------------------------------------------------------
      B                            --            3.23%       7.98%       6.64%
------------------------------------------------------------------------------
      C                            --            6.34%       8.83%       6.96%
------------------------------------------------------------------------------
     529A                          --            2.75%       7.74%       6.29%
------------------------------------------------------------------------------
     529B                          --            3.08%       8.31%       6.84%
------------------------------------------------------------------------------
     529C                          --            5.97%       9.12%       7.14%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                             1.54%        8.25%      31.99%      41.65%
------------------------------------------------------------------------------
      B                             1.02%        7.23%      28.88%      38.32%
------------------------------------------------------------------------------
      C                             1.02%        7.34%      28.91%      38.34%
------------------------------------------------------------------------------
      I                             1.52%        8.42%      32.72%      42.16%
------------------------------------------------------------------------------
     R1**                           1.27%        7.84%      31.49%      41.11%
------------------------------------------------------------------------------
    R2***                             N/A          N/A         N/A         N/A
------------------------------------------------------------------------------
     529A                           1.32%        7.87%      31.29%      40.89%
------------------------------------------------------------------------------
     529B                           0.89%        7.08%      30.07%      39.59%
------------------------------------------------------------------------------
     529C                           0.89%        6.97%      29.94%      39.45%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.
  * For the period from the commencement of the fund's investment operations, January 4, 1999, through October 31, 2003. Index information is from January 1, 1999.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares. *** Class R2 shares commenced investment operations on October 31, 2003.
     Therefore, no performance information is available.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Prior to January 1, 2001, the fund was available only to MFS employees and had limited assets. Between February 1, 1999 and December 29, 2000, a significant portion of the fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. For example, had these expense subsidies and waivers not been in effect for Class A, average annual returns without sales charge would have been 9.67% and 7.27% for the 3-year and Life periods, respectively.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 10/31/03
--------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.7%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Bonds - 84.9%
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.5%
-------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                               $1,000            $1,020,000
-------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                      3,090             3,329,475
-------------------------------------------------------------------------------------------------------
                                                                                           $4,349,475
-------------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 8.5s, 2011                                      $160              $176,800
-------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4s, 2011##                                  3,810             4,083,139
-------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5s, 2012                                          2,717             2,974,954
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7s, 2006                                            350               386,500
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125s, 2011                                        723               830,799
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75s, 2031                                         250               301,893
-------------------------------------------------------------------------------------------------------
                                                                                           $8,754,085
-------------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545s, 2019                                 $1,235            $1,228,420
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648s, 2019                                    562               549,051
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256s, 2020                                      4                 4,080
-------------------------------------------------------------------------------------------------------
                                                                                           $1,781,551
-------------------------------------------------------------------------------------------------------
Agency - Other - 0.5%
-------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34s, 2021                                 $691              $712,670
-------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34s, 2021                                  135               145,491
-------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35s, 2021                                  105               113,362
-------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44s, 2021                                  136               147,425
-------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07s, 2022                                  472               501,425
-------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35s, 2023                                2,700             2,574,048
-------------------------------------------------------------------------------------------------------
                                                                                           $4,194,421
-------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
-------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5s, 2013##                                         $2,703            $2,758,063
-------------------------------------------------------------------------------------------------------

Asset Backed - 0.4%
-------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3s, 2008                                            $296              $299,308
-------------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.9s, 2006                                    795               805,841
-------------------------------------------------------------------------------------------------------
Ikon Receivables Funding LLC, 3.27s, 2011                                 2,500             2,525,226
-------------------------------------------------------------------------------------------------------
                                                                                           $3,630,375
-------------------------------------------------------------------------------------------------------
Auto Parts - 1.6%
-------------------------------------------------------------------------------------------------------
Americredit Automobile Receivable Trust, 5.37s, 2008                     $1,040            $1,073,096
-------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79s, 2009                                 650               677,203
-------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89s, 2009                                   1,855             1,875,185
-------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5s, 2009##                                    496               502,013
-------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52s, 2009##                                 1,201             1,214,346
-------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5s, 2009##                                2,900             2,885,727
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44s, 2009                                   1,500             1,521,064
-------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8s, 2007##                              1,000             1,010,521
-------------------------------------------------------------------------------------------------------
MFN Automobile Receivables Trust, 5.07s, 2007##                              29                28,823
-------------------------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust, 2.48s, 2008                           1,230             1,230,749
-------------------------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust, 3.24s, 2009                           1,578             1,605,111
-------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, 2.39s, 2007                                      310               311,995
-------------------------------------------------------------------------------------------------------
                                                                                          $13,935,833
-------------------------------------------------------------------------------------------------------
Automotive - 2.4%
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875s, 2010                                      $3,708            $3,879,154
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7s, 2013                                           1,948             1,914,968
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75s, 2006                              3,919             4,178,450
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7s, 2012                                   400               413,418
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8s, 2031                                 3,155             3,244,605
-------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375s, 2033                                        3,000             3,164,520
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11s, 2009                                                   3,405             3,924,262
-------------------------------------------------------------------------------------------------------
TRW Automotive, 11s, 2013##                                                  80                94,400
-------------------------------------------------------------------------------------------------------
                                                                                          $20,813,777
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.2%
-------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963s, 2049                             $1,985            $2,632,918
-------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4s, 2011                                         4,540             5,299,079
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25s, 2010                                              4,043             4,703,598
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, USA, 4.625s, 2008                             2,287             2,379,349
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, USA, 6.125s, 2011                             2,363             2,553,670
-------------------------------------------------------------------------------------------------------
First Union National, 7.8s, 2010                                          1,755             2,098,954
-------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44s, 2049##                                       2,050             2,402,666
-------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25s, 2008                                  2,500             2,532,175
-------------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049##                                     2,944             3,318,963
-------------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.2s, 2049##                           2,214             2,751,809
-------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605s, 2025                                              3,000             3,298,302
-------------------------------------------------------------------------------------------------------
Wells Fargo Co., 7.8s, 2010                                                 250               271,666
-------------------------------------------------------------------------------------------------------
Wells Fargo Co., 6.45s, 2011                                              1,946             2,174,921
-------------------------------------------------------------------------------------------------------
                                                                                          $36,418,070
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
-------------------------------------------------------------------------------------------------------
Comcast Corp., 6.5s, 2015                                                $1,508            $1,615,575
-------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          3,495             3,634,800
-------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65s, 2027                                25                30,406
-------------------------------------------------------------------------------------------------------
Tele-Communications, Inc., 9.8s, 2012                                     1,835             2,383,771
-------------------------------------------------------------------------------------------------------
                                                                                           $7,664,552
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7s, 2012                                    $2,300            $2,404,247
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25s, 2007                               2,000             2,332,584
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6.1s, 2006                                800               867,010
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6.6s, 2012                              1,501             1,660,976
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 5.3s, 2013                                930               943,823
-------------------------------------------------------------------------------------------------------
                                                                                           $8,208,640
-------------------------------------------------------------------------------------------------------
Building - 0.8%
-------------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                    $1,970            $2,171,925
-------------------------------------------------------------------------------------------------------
American Standard, Inc., 7.625s, 2010                                     2,925             3,261,375
-------------------------------------------------------------------------------------------------------
Masco Corp., 6.75s, 2006                                                    970             1,061,878
-------------------------------------------------------------------------------------------------------
                                                                                           $6,495,178
-------------------------------------------------------------------------------------------------------
Business Services - 0.1%
-------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                        $550              $550,000
-------------------------------------------------------------------------------------------------------

Chemicals - 0.3%
-------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75s, 2008                                            $2,000            $2,126,976
-------------------------------------------------------------------------------------------------------

Conglomerates - 0.7%
-------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75s, 2011                               $5,820            $6,191,025
-------------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.3%
-------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875s, 2006                                                $700              $769,219
-------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2008                                                1,976             2,144,628
-------------------------------------------------------------------------------------------------------
                                                                                           $2,913,847
-------------------------------------------------------------------------------------------------------
Containers - 0.1%
-------------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.25s, 2013                                $735              $775,425
-------------------------------------------------------------------------------------------------------

Corporate Asset-Backed - 5.6%
-------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I Corp., 7s, 2029                      $700              $695,242
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8s, 2008               275               294,466
-------------------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716s, 2004##                                  193               198,494
-------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39s, 2030                   2,000             2,217,348
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8s, 2030                            143               148,970
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04s, 2030                           900               983,659
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49s, 2031                         2,400             2,667,674
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03s, 2031                           750               851,894
-------------------------------------------------------------------------------------------------------
Criimi Mae Corp., 6.701s, 2030##                                             10                10,842
-------------------------------------------------------------------------------------------------------
Criimi Mae Corp., 7s, 2033##                                              2,389             2,575,533
-------------------------------------------------------------------------------------------------------
Deutsche Mortgage and Asset Receiving Corp., 6.538s, 2031                 1,945             2,127,679
-------------------------------------------------------------------------------------------------------
Deutsche Mortgage and Asset Receiving Corp., 7.5s, 2031                   2,050             1,512,219
-------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.91s, 2005 (Interest Only)                  300                 3,652
-------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.089s, 2023 (Interest Only)##                   917               136,814
-------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.875s, 2023 (Interest Only)                  13,455             2,559,986
-------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank, 0.58s, 2028 (Interest Only)            39,494             1,042,211
-------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank, 6.56s, 2035                             1,980             2,204,756
-------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial Mortgage, 7.38s, 2029              3,250             3,649,850
-------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial Mortgage, 7.5s, 2029               1,000               924,766
-------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39s, 2031                                                               1,950             2,255,253
-------------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.92s, 2038                             2,750             2,748,711
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269s, 2035                        2,560             2,818,875
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, 6.06s, 2030                                 51                53,436
-------------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 6.78s, 2031                         1,456             1,640,466
-------------------------------------------------------------------------------------------------------
LB Commercial Condiut Mortgage Trust, 0.55s, 2035
(Interest Only)                                                          42,264             1,120,950
-------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65s, 2030                          13                13,044
-------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39s, 2030                       1,000             1,093,010
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 6.86s, 2010                                     1,450             1,519,145
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 6.01s, 2030                                        37                39,116
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 7.377s, 2030                                      790               887,924
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 0.96s, 2031 (Interest Only)                    28,123             1,158,548
-------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663s, 2030                              1,285             1,429,649
-------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.93s, 2031 (Interest Only)              26,183               858,075
-------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337s, 2031                              2,910             3,209,373
-------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.66s, 2023 (Interest Only)                   13,296               367,791
-------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001s, 2030                                     168               177,608
-------------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032##                      1,727             1,876,970
-------------------------------------------------------------------------------------------------------
                                                                                          $48,073,999
-------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
-------------------------------------------------------------------------------------------------------
Raytheon Co., 5.7s, 2003                                                    $15               $15,000
-------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3s, 2010                                                    645               766,277
-------------------------------------------------------------------------------------------------------
                                                                                             $781,277
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
-------------------------------------------------------------------------------------------------------
Apache Corp., 7.375s, 2047                                                  $47               $55,286
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                     550               603,625
-------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625s, 2005                                            500               545,496
-------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375s, 2007                                          1,000             1,028,825
-------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25s, 2011                                           1,337             1,528,970
-------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5s, 2012                                 2,205             2,472,552
-------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25s, 2011                                             500               535,000
-------------------------------------------------------------------------------------------------------
                                                                                           $6,769,754
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
-------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3s, 2031                                           $4,000            $4,018,352
-------------------------------------------------------------------------------------------------------

Entertainment - 0.9%
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.125s, 2006                                        $200              $215,121
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.7s, 2032                                         2,790             3,157,527
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.703s, 2004                                   500               511,481
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.75s, 2024                                    750               859,359
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.5s, 2025                                     150               179,503
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.55s, 2033                                  1,000             1,021,483
-------------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.375s, 2013                             500               601,474
-------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75s, 2006                                              1,345             1,467,632
-------------------------------------------------------------------------------------------------------
                                                                                           $8,013,580
-------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
-------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85s, 2004                                  $500              $516,140
-------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2006                                    550               586,751
-------------------------------------------------------------------------------------------------------
SLM Corp., 5.375s, 2013                                                   1,600             1,633,461
-------------------------------------------------------------------------------------------------------
                                                                                           $2,736,352
-------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------
Kellogg Co., 6s, 2006                                                       $80               $86,158
-------------------------------------------------------------------------------------------------------
Kellogg Co., 6.6s, 2011                                                     400               446,912
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25s, 2012                                            1,733             1,867,425
-------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                           450               568,687
-------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25s, 2011                                              904             1,070,782
-------------------------------------------------------------------------------------------------------
                                                                                           $4,039,964
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85s, 2012                                          $1,234            $1,362,423
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8s, 2032                                            3,445             3,510,968
-------------------------------------------------------------------------------------------------------
                                                                                           $4,873,391
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-------------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                $1,000            $1,045,000
-------------------------------------------------------------------------------------------------------
Aztar Corp., 9s, 2011                                                     1,460             1,576,800
-------------------------------------------------------------------------------------------------------
Harrahs Operating Co., Inc., 7.125s, 2007                                 1,675             1,881,613
-------------------------------------------------------------------------------------------------------
MGM Grand, Inc., 6.95s, 2005                                                400               417,500
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                                760               861,650
-------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                         550               598,125
-------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                       1,945             2,161,381
-------------------------------------------------------------------------------------------------------
                                                                                           $8,542,069
-------------------------------------------------------------------------------------------------------
Government Sponsored Entity - 12.5%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25s, 2006                                     $19,000           $18,933,994
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875s, 2006                                     13,635            13,709,529
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.5s, 2004                             20,800            21,317,546
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2011                               14,600            16,103,975
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.5s, 2013                             14,080            13,881,148
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2008                                12,900            14,283,680
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125s, 2012                             8,301             9,202,048
-------------------------------------------------------------------------------------------------------
                                                                                         $107,431,920
-------------------------------------------------------------------------------------------------------
Home Construction - 0.4%
-------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 6.375s, 2033                                          $3,946            $3,772,088
-------------------------------------------------------------------------------------------------------

Home Loans - 0.3%
-------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8s, 2033                                      $1,945            $1,945,000
-------------------------------------------------------------------------------------------------------
Centex Home Equity, 5.93s, 2025                                             160               160,845
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Whole Loan, 4.08s, 2031                     763               768,099
-------------------------------------------------------------------------------------------------------
                                                                                           $2,873,944
-------------------------------------------------------------------------------------------------------
Insurance - 1.3%
-------------------------------------------------------------------------------------------------------
AIG Sunamerica Global Financing II, 7.6s, 2005##                           $525              $573,424
-------------------------------------------------------------------------------------------------------
AIG Sunamerica Global Financing IV, 5.85s, 2006##                           430               460,863
-------------------------------------------------------------------------------------------------------
AIG Sunamerica Global Financing IX, 5.1s, 2007##                          2,260             2,422,458
-------------------------------------------------------------------------------------------------------
Metlife, Inc., 6.5s, 2032                                                 2,450             2,577,760
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5s, 2013                                    2,500             2,385,223
-------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6s, 2008##                                    2,275             2,534,955
-------------------------------------------------------------------------------------------------------
                                                                                          $10,954,683
-------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.8%
-------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2s, 2009                                                 $683              $793,919
-------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875s, 2010                                                2,500             2,559,385
-------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25s, 2012                                                   180               205,982
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375s, 2033                           1,056             1,096,827
-------------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                            2,240             2,368,800
-------------------------------------------------------------------------------------------------------
                                                                                           $7,024,913
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
-------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                              $637              $703,885
-------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2s, 2012                                              4,333             4,573,720
-------------------------------------------------------------------------------------------------------
                                                                                           $5,277,605
-------------------------------------------------------------------------------------------------------
Manufactured Housing
-------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17s, 2014                           $254              $257,543
-------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 6.12s, 2015                             99                99,734
-------------------------------------------------------------------------------------------------------
                                                                                             $357,277
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
-------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125s, 2006                                                    $304              $325,601
-------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75s, 2010                                                    2,610             3,004,152
-------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875s, 2011                                                   2,493             2,745,765
-------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95s, 2012                                                      275               284,786
-------------------------------------------------------------------------------------------------------
                                                                                           $6,360,304
-------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-------------------------------------------------------------------------------------------------------
Arch Western Finance, 6.75s, 2013##                                        $160              $165,600
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                           2,420             2,884,197
-------------------------------------------------------------------------------------------------------
                                                                                           $3,049,797
-------------------------------------------------------------------------------------------------------
Multi-Family Agency Bonds - 0.3%
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.29s, 2006                               $191              $207,607
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.355s, 2006                               480               523,842
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.805s, 2006                               507               552,852
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.65s, 2008                              1,401             1,470,993
-------------------------------------------------------------------------------------------------------
                                                                                           $2,755,294
-------------------------------------------------------------------------------------------------------
Natural Gas - Distribution
-------------------------------------------------------------------------------------------------------
Amerigas Partners, 8.875s, 2011                                            $205              $222,425
-------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.9%
-------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 6.75s, 2011                                 $500              $562,795
-------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 6.5s, 2012                                 2,442             2,689,534
-------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.4s, 2031                                    60                67,865
-------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.75s, 2032                                1,213             1,429,450
-------------------------------------------------------------------------------------------------------
Plains All American Pipeline, 7.75s, 2012                                   675               745,875
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.625s, 2010                                         2,000             2,190,000
-------------------------------------------------------------------------------------------------------
                                                                                           $7,685,519
-------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                                $250              $256,875
-------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5s, 2010##                                             4,090             4,134,029
-------------------------------------------------------------------------------------------------------
                                                                                           $4,390,904
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.4%
-------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                        $3,112            $3,214,973
-------------------------------------------------------------------------------------------------------

Photographic Products - 0.2%
-------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                           $1,261            $1,285,904
-------------------------------------------------------------------------------------------------------

Pollution Control - 0.6%
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875s, 2008                           $2,190            $2,419,950
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                                 200               217,500
-------------------------------------------------------------------------------------------------------
Waste Mangement, Inc., 7s, 2004                                             400               416,883
-------------------------------------------------------------------------------------------------------
Waste Mangement, Inc., 7.1s, 2026                                         1,500             1,612,450
-------------------------------------------------------------------------------------------------------
                                                                                           $4,666,783
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------------
Belo Corp., 7.25s, 2027                                                    $350              $376,226
-------------------------------------------------------------------------------------------------------
Belo Corp., 7.75s, 2027                                                   1,078             1,222,287
-------------------------------------------------------------------------------------------------------
Dex Media West, 9.875s, 2013##                                            2,675             3,042,812
-------------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 8.875s, 2010                                    560               627,900
-------------------------------------------------------------------------------------------------------
                                                                                           $5,269,225
-------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
-------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.34s, 2003                                            $20               $20,049
-------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.84s, 2004                                            160               163,392
-------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25s, 2008                                          1,980             2,258,691
-------------------------------------------------------------------------------------------------------
                                                                                           $2,442,132
-------------------------------------------------------------------------------------------------------
Real Estate - 1.0%
-------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5s, 2015                                        $1,940            $1,825,325
-------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8s, 2009                                              2,204             2,462,417
-------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                              1,500             1,585,363
-------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375s, 2007                                       950             1,040,989
-------------------------------------------------------------------------------------------------------
Vornado Reality Trust, 5.625s, 2007                                       1,638             1,730,075
-------------------------------------------------------------------------------------------------------
                                                                                           $8,644,169
-------------------------------------------------------------------------------------------------------
Residential Mortgage-Backed - 0.3%
-------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65s, 2024                       $2,269            $2,523,086
-------------------------------------------------------------------------------------------------------

Restaurants - 0.4%
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.875s, 2011                                         $2,615            $3,111,850
-------------------------------------------------------------------------------------------------------

Single Family Agency Bonds - 5.3%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2018                               $6,379            $6,481,840
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2016                                   862               876,386
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.5s, 2018                               6,048             6,047,138
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2018                                 763               785,886
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2030                                   2                 2,215
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2031                                 258               274,678
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2032                               4,645             4,825,240
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2033                              14,193            14,329,721
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2033                                 5,807             5,962,682
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2028                               43                45,564
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6s, 2032                              5,275             5,435,433
-------------------------------------------------------------------------------------------------------
                                                                                          $45,066,783
-------------------------------------------------------------------------------------------------------
Stores - 0.3%
-------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                       $2,185            $2,439,006
-------------------------------------------------------------------------------------------------------

Student Loans - 0.6%
-------------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 2.99s, 2022##                             $1,393            $1,394,306
-------------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 2.25s, 2032##                              1,500             1,500,585
-------------------------------------------------------------------------------------------------------
Sallie Mae Student Loan Trust, 3.39s, 2033                                2,500             2,489,062
-------------------------------------------------------------------------------------------------------
                                                                                           $5,383,953
-------------------------------------------------------------------------------------------------------
Structured Deal Agency - 1.1%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2022                               $4,871            $5,086,600
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017                               4,000             4,121,231
-------------------------------------------------------------------------------------------------------
                                                                                           $9,207,831
-------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-------------------------------------------------------------------------------------------------------
Kroger Co., 7.8s, 2007                                                   $2,325            $2,671,832
-------------------------------------------------------------------------------------------------------

Supranational - 0.5%
-------------------------------------------------------------------------------------------------------
Central American Bank, 6.75s, 2013##                                     $2,309            $2,464,858
-------------------------------------------------------------------------------------------------------
Corp. Andina De Fomento, 6.875s, 2012                                     2,000             2,200,450
-------------------------------------------------------------------------------------------------------
                                                                                           $4,665,308
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.2%
-------------------------------------------------------------------------------------------------------
AT&T Corp., 8.5s, 2031                                                   $2,725            $3,090,036
-------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625s, 2008                                   500               573,926
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.125s, 2006                                        1,257             1,359,057
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                        4,755             4,474,797
-------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                      1,010             1,092,473
-------------------------------------------------------------------------------------------------------
                                                                                          $10,590,289
-------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7s, 2013                                             $2,900            $2,926,898
-------------------------------------------------------------------------------------------------------

Transportation - Services - 0.1%
-------------------------------------------------------------------------------------------------------
Federal Express Corp., 9.65s, 2012                                         $783            $1,028,718
-------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 22.2%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125s, 2019                                           $24               $32,207
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8s, 2021                                            33,285            44,608,390
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                         8,788             9,081,502
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875s, 2004                                        16,189            16,947,228
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2005                                          40,690            43,725,840
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2s, 2006                                            23,176            23,119,868
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5s, 2006                                           1,450             1,496,558
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875s, 2006                                         9,183            10,250,882
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2007                                          1,467             1,492,272
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                        11,137            12,145,424
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007                                         2,223             2,352,038
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2010                                          8,984            10,469,763
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2012                                             7,432             8,133,507
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2013                                          7,358             7,328,112
-------------------------------------------------------------------------------------------------------
                                                                                         $191,183,591
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.3%
-------------------------------------------------------------------------------------------------------
Centerpoint Energy Resources Corp., 8.125s, 2005                           $965            $1,038,734
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05s, 2011                                               5,350             6,040,899
-------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95s, 2011                                    4,026             4,490,407
-------------------------------------------------------------------------------------------------------
First Energy Corp., 6.45s, 2011                                           4,000             4,248,932
-------------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 5.875s, 2012                             1,482             1,533,391
-------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375s, 2004                                    541               555,180
-------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.875s, 2010                                      2,900             3,431,396
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1s, 2011                                         3,012             3,397,340
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7s, 2031                                             510               547,163
-------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75s, 2007                                    3,240             3,272,400
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.95s, 2012                                                510               571,037
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 8.625s, 2031                                             1,276             1,621,958
-------------------------------------------------------------------------------------------------------
TXU Energy Corp., 7s, 2013##                                              5,261             5,751,904
-------------------------------------------------------------------------------------------------------
                                                                                          $36,500,741
-------------------------------------------------------------------------------------------------------
Wireless Communications - 0.6%
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75s, 2031                                $1,946            $2,340,157
-------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375s, 2009                                 1,705             1,858,450
-------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                                  792               845,844
-------------------------------------------------------------------------------------------------------
                                                                                           $5,044,451
-------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $729,434,227
-------------------------------------------------------------------------------------------------------

Foreign Bonds - 8.5%
-------------------------------------------------------------------------------------------------------
Australia - 0.1%
-------------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)##                                                 $600              $612,000
-------------------------------------------------------------------------------------------------------

Canada - 1.2%
-------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95s, 2008 (Forest & Paper
Products)                                                                $2,400            $2,447,026
-------------------------------------------------------------------------------------------------------
Rogers Cable, Inc, 7.875s, 2012 (Broadcast & Cable TV)                    1,404             1,544,400
-------------------------------------------------------------------------------------------------------
Rogers Cable, Inc, 6.25s, 2013 (Broadcast & Cable TV)                     2,721             2,721,000
-------------------------------------------------------------------------------------------------------
Telus Corp., 8s, 2011 (Telecom - Wireline)                                3,105             3,569,722
-------------------------------------------------------------------------------------------------------
                                                                                          $10,282,148
-------------------------------------------------------------------------------------------------------
Chile - 0.4%
-------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35s, 2013
(Utilities - Electric Power)                                             $3,149            $3,389,688
-------------------------------------------------------------------------------------------------------

Dominican Republic - 0.1%
-------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013 (Sovereign)##                              $723              $556,710
-------------------------------------------------------------------------------------------------------

France - 1.1%
-------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875s, 2013 (Containers)                 $2,185            $2,490,900
-------------------------------------------------------------------------------------------------------
France Telecom S.A., 9.75s, 2031 (Telecom - Wireline)                     3,670             4,843,743
-------------------------------------------------------------------------------------------------------
Rhodia S.A., 7.625s, 2010 (Chemicals)##                                   1,945             1,828,300
-------------------------------------------------------------------------------------------------------
                                                                                           $9,162,943
-------------------------------------------------------------------------------------------------------
Germany - 0.4%
-------------------------------------------------------------------------------------------------------
Deutsche Telekom, 5.25s, 2013 (Telecom - Wireline)                         $779              $774,198
-------------------------------------------------------------------------------------------------------
Deutsche Telekom, 8.75s, 2030 (Telecom - Wireline)                        1,994             2,508,562
-------------------------------------------------------------------------------------------------------
                                                                                           $3,282,760
-------------------------------------------------------------------------------------------------------
Hong Kong - 0.4%
-------------------------------------------------------------------------------------------------------
PCCW Capital II Ltd., 6s, 2013 (Telecom - Wireline)##                    $3,495            $3,479,797
-------------------------------------------------------------------------------------------------------

Ireland
-------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                  $375              $416,250
-------------------------------------------------------------------------------------------------------

Italy - 0.3%
-------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25s, 2013 (Telecom -
Wireline)##                                                              $2,852            $2,829,817
-------------------------------------------------------------------------------------------------------

Japan - 0.5%
-------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75s, 2013 (Banks & Credit Cos.)                 $3,917            $4,100,895
-------------------------------------------------------------------------------------------------------

Kazakhstan - 0.3%
-------------------------------------------------------------------------------------------------------
Kazkommerts International B.V, 10.125s, 2007 (Banks &
Credit Cos.)                                                               $700              $770,000
-------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)##                                                            1,940             2,134,000
-------------------------------------------------------------------------------------------------------
                                                                                           $2,904,000
-------------------------------------------------------------------------------------------------------
Mexico - 1.0%
-------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5s, 2011 (Banks &
Credit Cos.)                                                               $775              $868,000
-------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5s, 2011 (Banks &
Credit Cos.)##                                                            3,007             3,375,358
-------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de CV, 8.5s, 2032 (Broadcast & Cable
TV)                                                                       3,613             3,793,650
-------------------------------------------------------------------------------------------------------
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
12.5s, 2012 (Transportation - Services)                                     511               562,100
-------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69s, 2009 (Energy - Integrated)                       180               209,700
-------------------------------------------------------------------------------------------------------
                                                                                           $8,808,808
-------------------------------------------------------------------------------------------------------
Netherlands - 0.2%
-------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125s, 2013 (Food & Non
Alcoholic Beverages)##                                                   $1,848            $1,848,591
-------------------------------------------------------------------------------------------------------

Russia - 0.7%
-------------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)                                    $210              $227,325
-------------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                 1,540             1,670,900
-------------------------------------------------------------------------------------------------------
Mobile Telesystems, 10.95s, 2004 (Wireless
Communications)                                                           1,200             1,266,000
-------------------------------------------------------------------------------------------------------
Mobile Telesystems, 8.375s, 2010 (Wireless
Communications)##                                                         1,100             1,083,500
-------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                  1,930             2,190,550
-------------------------------------------------------------------------------------------------------
                                                                                           $6,438,275
-------------------------------------------------------------------------------------------------------
Singapore - 0.5%
-------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks &
Credit Cos.)##                                                           $3,779            $4,242,661
-------------------------------------------------------------------------------------------------------

United Kingdom - 1.3%
-------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86s, 2049 (Banks & Credit Cos.)##                   $1,001            $1,079,731
-------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit Cos.)##                    1,131             1,387,326
-------------------------------------------------------------------------------------------------------
Cadbury Schweppes, 5.125s, 2013 (Food & Non Alcoholic
Beverages)##                                                              1,950             1,934,217
-------------------------------------------------------------------------------------------------------
Orange PLC, 9s, 2009 (Wireless Communications)                              100               108,337
-------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2s, 2007 (Asset Backed)                        3,975             4,118,060
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 8.817s, 2049 (Banks &
Credit Cos.)                                                                300               326,877
-------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75s, 2011 (Food & Non
Alcoholic Beverages)                                                  GBP 1,000             1,890,984
-------------------------------------------------------------------------------------------------------
                                                                                          $10,845,532
-------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $73,200,875
-------------------------------------------------------------------------------------------------------

Municipal Bonds - 1.3%
-------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, 5s, 2032                     $1,500            $1,512,765
-------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Revenue, 5s,
2030                                                                      1,500             1,508,940
-------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater Revenue, 5s, 2031                      990               992,317
-------------------------------------------------------------------------------------------------------
Regional Transport Authority Illinois, 5.75s, 2033                        3,330             3,776,686
-------------------------------------------------------------------------------------------------------
South Carolina Transit Infrastructure Revenue, 5s, 2033                   1,500             1,507,695
-------------------------------------------------------------------------------------------------------
Tampa Bay Water Florida Utility Systems Revenue., 6s,
2029                                                                      1,945             2,289,634
-------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                     $11,588,037
-------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $800,499,002)                                              $814,223,139
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.6%
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 12/02/03                                            $7,700            $7,692,972
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 12/09/03                                             5,000             4,994,405
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 11/03/03                                     26,563            26,561,465
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $39,248,842
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $839,747,844)                                        $853,471,981
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                       6,128,230
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $859,600,211
-------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below:

GBP = British Pounds

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $839,747,844)             $853,471,981
-----------------------------------------------------------------------------------------------------
Cash                                                                       122
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      4,779,186
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        232,359
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     119,727
-----------------------------------------------------------------------------------------------------
Interest receivable                                                 12,992,733
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $871,596,108
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $3,545,718
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   2,721,259
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    5,571,352
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         8,192
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           5,613
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 143,763
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $11,995,897
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $859,600,211
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $847,188,582
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        13,724,181
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                    4,321,110
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (5,633,662)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $859,600,211
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  81,804,257
-----------------------------------------------------------------------------------------------------

Class A shares

  Net asset                                                       $344,648,854
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                32,807,453
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.51
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.51)                                                  $11.03
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class B shares

  Net assets                                                       $94,180,296
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 8,949,760
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.52
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $51,524,383
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,896,448
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.52
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $352,820,839
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                33,586,748
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price  per
  share                                                                                        $10.50
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                       $15,962,558
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,519,739
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.50
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                           $40,078
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     3,815
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.51
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                          $204,253
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    19,474
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.49
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.49)                                                  $11.01
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                          $106,977
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    10,171
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.52
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                          $111,973
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    10,649
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.51
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B,
and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME
Income
-----------------------------------------------------------------------------------------------------
  Interest income                                                                         $17,474,149
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $1,926,094
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  3,542
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       385,275
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                520,958
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                499,021
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                242,223
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                33,614
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                 302
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 503
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                 533
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                          215
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          126
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          134
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     28,892
-----------------------------------------------------------------------------------------------------
  Custodian fees                                                        145,703
-----------------------------------------------------------------------------------------------------
  Printing                                                               49,166
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          23,519
-----------------------------------------------------------------------------------------------------
  Postage                                                                14,284
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             14,159
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         230,554
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,118,817
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (4,918)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor          (995,540)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $3,118,359
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $14,355,790
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $1,875,787
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                           1,659
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $1,877,446
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation on
-----------------------------------------------------------------------------------------------------
  Investments                                                       $(6,988,641)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies               (33)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                               $(6,988,674)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                  $(5,111,228)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $9,244,562
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS                YEAR
                                                                   ENDED                  ENDED
                                                                  10/31/03               4/30/03
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                              $14,355,790            $13,057,836
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                         1,877,446              5,746,810
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                (6,988,674)            20,476,837
-------------------------------------------------------------   --------------       ----------------
Increase in net assets from operations                              $9,244,562            $39,281,483
-------------------------------------------------------------   --------------       ----------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                          $(7,613,792)           $(6,542,041)
-----------------------------------------------------------------------------------------------------
  Class B                                                           (2,126,955)            (3,180,566)
-----------------------------------------------------------------------------------------------------
  Class C                                                           (1,032,091)            (1,331,103)
-----------------------------------------------------------------------------------------------------
  Class I                                                           (8,185,383)            (5,101,606)
-----------------------------------------------------------------------------------------------------
  Class R1                                                            (322,445)              (124,405)
-----------------------------------------------------------------------------------------------------
  Class 529A                                                            (4,201)                (2,407)
-----------------------------------------------------------------------------------------------------
  Class 529B                                                            (2,034)                  (632)
-----------------------------------------------------------------------------------------------------
  Class 529C                                                            (2,161)                 (658)
-----------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                   --               (100,998)
-----------------------------------------------------------------------------------------------------
  Class B                                                                   --                (60,918)
-----------------------------------------------------------------------------------------------------
  Class C                                                                   --                (24,979)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --                (73,126)
-----------------------------------------------------------------------------------------------------
  Class 529A                                                                --                    (46)
-----------------------------------------------------------------------------------------------------
  Class 529B                                                                --                     (7)
-----------------------------------------------------------------------------------------------------
  Class 529C                                                                --                    (14)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(19,289,062)          $(16,543,506)
-------------------------------------------------------------   --------------       ----------------
Net increase in net assets from fund share transactions           $237,297,072           $492,906,320
-------------------------------------------------------------   --------------       ----------------
Total increase in net assets                                      $227,252,572           $515,644,297
-------------------------------------------------------------   --------------       ----------------

NET ASSETS

At beginning of period                                            $632,347,639           $116,703,342
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $5,633,662 and $700,390,
respectively)                                                     $859,600,211           $632,347,639
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                           SIX MONTHS                           YEAR ENDED 4/30                        PERIOD
                                              ENDED            --------------------------------------------------      ENDED
                                            10/31/03              2003          2002         2001          2000       4/30/99*
CLASS A                                    (UNAUDITED)

Net asset value, beginning of period     $10.62             $9.97          $9.80          $9.27           $9.80         $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                $0.20             $0.45          $0.50          $0.58           $0.64          $0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         0.23+++           0.77           0.29           0.62+++        (0.53)         (0.21)
-------------------------------------   -------       -----------     ----------     ----------      ----------      ---------
Total from investment operations          $0.43             $1.22          $0.79          $1.20           $0.11         $(0.03)
-------------------------------------   -------       -----------     ----------     ----------      ----------      ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income             $(0.54)           $(0.56)        $(0.53)        $(0.64)         $(0.64)        $(0.17)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                     --                --          (0.05)         (0.03)             --             --
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investment and foreign currency
  transactions                               --             (0.01)         (0.01)            --              --             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency tranactions                       --                --          (0.03)            --              --             --
-------------------------------------   -------       -----------     ----------     ----------      ----------      ---------
Total distributions declared to
shareholders                             $(0.54)           $(0.57)        $(0.62)        $(0.67)         $(0.64)        $(0.17)
-------------------------------------   -------       -----------     ----------     ----------      ----------      ---------
Net asset value, end of period           $10.51            $10.62          $9.97          $9.80           $9.27          $9.80
-------------------------------------   -------       -----------     ----------     ----------      ----------      ---------
Total return (%)(+)                        1.54++           12.58           8.19          13.39            1.31          (0.29)++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                           YEAR ENDED 4/30                        PERIOD
                                              ENDED            --------------------------------------------------      ENDED
                                            10/31/03              2003          2002         2001          2000       4/30/99*
CLASS A (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.70+             0.70           0.70           0.41            0.03           0.30+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.83+             4.44           5.21           6.54            6.82           5.62+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           87               141            166            272             209            117
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $344,649          $221,872        $55,592         $5,447          $1,011           $999
------------------------------------------------------------------------------------------------------------------------------

(S) Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. Prior to December 29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. Prior to February 1, 1999 the fund paid the investment adviser a fee not greater than 1.10%
    of average daily net assets. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)              $0.18             $0.40          $0.44          $0.15           $0.23         $(0.09)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                 1.08+             1.16           1.37           5.24            4.43           8.93+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.45+             3.98           4.54           1.71            2.42          (3.01)+
------------------------------------------------------------------------------------------------------------------------------

     * For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 1999.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
      # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                        SIX MONTHS                YEASR ENDED 4/30              PERIOD
                                                           ENDED             ----------------------------        ENDED
                                                         10/31/03                2003             2002          4/30/01*
CLASS B                                                 (UNAUDITED)

Net asset value, beginning of period                       $10.64               $9.98             $9.81            $9.77
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                  $0.16               $0.37             $0.43            $0.12
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       0.17+++             0.77              0.28             0.10+++
-----------------------------------------------------   ---------        ------------      ------------      -----------
Total from investment operations                            $0.33               $1.14             $0.71            $0.22
-----------------------------------------------------   ---------        ------------      ------------      -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.45)             $(0.47)           $(0.45)          $(0.17)
------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           --                  --             (0.05)           (0.01)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                        --               (0.01)            (0.01)              --
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                --                  --             (0.03)              --
-----------------------------------------------------   ---------        ------------      ------------      -----------
Total distributions declared to shareholders               $(0.45)             $(0.48)           $(0.54)          $(0.18)
-----------------------------------------------------   ---------        ------------      ------------      -----------
Net asset value, end of period                             $10.52              $10.64             $9.98            $9.81
-----------------------------------------------------   ---------        ------------      ------------      -----------
Total return (%)                                             1.02++             11.72              7.27             5.89++
------------------------------------------------------------------------------------------------------------------------

                                                         SIX MONTHS                YEAR ENDED 4/30               PERIOD
                                                            ENDED            ----------------------------         ENDED
                                                          10/31/03               2003             2002          4/30/01*
CLASS B (CONTINUED)                                      (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                   1.55+               1.55              1.55             1.57+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                  2.97+               3.62              4.35             5.19+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             87                 141               166              272
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $94,180             $98,653           $40,800           $5,454
---------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                       $0.15               $0.34             $0.38            $0.01
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                   1.73+               1.81              2.02             6.30+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.79+               3.36              3.88             0.46+
---------------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of Class B shares, December 29, 2000, through April 30, 2001.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                        SIX MONTHS                YEASR ENDED 4/30              PERIOD
                                                           ENDED             ----------------------------        ENDED
                                                         10/31/03                2003             2002          4/30/01*
CLASS C                                                 (UNAUDITED)

Net asset value, beginning of period                       $10.64               $9.98             $9.81            $9.77
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                  $0.16               $0.37             $0.43            $0.13
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       0.17+++             0.77              0.28             0.09+++
------------------------------------------------------   --------        ------------      ------------      -----------
Total from investment operations                            $0.33               $1.14             $0.71            $0.22
------------------------------------------------------   --------        ------------      ------------      -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.45)             $(0.47)           $(0.45)          $(0.17)
------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           --                  --             (0.05)           (0.01)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                        --               (0.01)            (0.01)              --
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                --                  --             (0.03)              --
------------------------------------------------------   --------        ------------      ------------      -----------
Total distributions declared to shareholders               $(0.45)             $(0.48)           $(0.54)          $(0.18)
------------------------------------------------------   --------        ------------      ------------      -----------
Net asset value, end of period                             $10.52              $10.64             $9.98            $9.81
------------------------------------------------------   --------        ------------      ------------      -----------
Total return (%)                                             1.02++             11.72              7.27             5.90++
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                              SIX MONTHS                YEAR ENDED 4/30              PERIOD
                                                                 ENDED            ----------------------------        ENDED
                                                               10/31/03               2003             2002         4/30/01*
CLASS C (CONTINUED)                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                   1.55+               1.55              1.55+            1.57+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                  2.98+               3.62              4.34             5.20+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             87                 141               166              272
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $51,524             $41,768           $16,411           $4,274
------------------------------------------------------------------------------------------------------------------------

   (S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                       $0.15               $0.34             $0.38            $0.01
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                   1.73+               1.81              2.02             6.30+
------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.80+               3.36              3.87             0.47+
------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of Class C shares, December 29, 2000, through April 30, 2001.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                          SIX MONTHS                           YEAR ENDED 4/30                          PERIOD
                                            ENDED               -------------------------------------------------        ENDED
                                          10/31/03              2003          2002          2001             2000       4/30/99*
CLASS I                                  (UNAUDITED)

Net asset value, beginning of period        $10.62             $9.96         $9.79         $9.26            $9.78       $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                   $0.21             $0.45         $0.45         $0.66            $0.65        $0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       0.23++++          0.80          0.35          0.55++++        (0.53)       (0.23)
----------------------------------------   -------       -----------     ---------     ---------         --------     --------
Total from investment operations             $0.44             $1.25         $0.80         $1.21            $0.12       $(0.05)
----------------------------------------   -------       -----------     ---------     ---------         --------     --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                $(0.56)           $(0.58)       $(0.54)       $(0.65)          $(0.64)      $(0.17)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --                --         (0.05)        (0.03)              --           --
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                  --            $(0.01)       $(0.01)           --               --           --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                  --                --         (0.03)           --               --           --
----------------------------------------   -------       -----------     ---------     ---------         --------     --------
Total distributions declared to
shareholders                                $(0.56)           $(0.59)       $(0.63)       $(0.68)          $(0.64)      $(0.17)
----------------------------------------   -------       -----------     ---------     ---------         --------     --------
Net asset value, end of period              $10.50            $10.62         $9.96         $9.79            $9.26        $9.78
----------------------------------------   -------       -----------     ---------     ---------         --------     --------
Total return (%)                              1.52++           12.86          8.36         13.47             1.41        (0.49)++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                           YEAR ENDED 4/30                         PERIOD
                                              ENDED             -------------------------------------------------        ENDED
                                            10/31/03            2003          2002          2001             2000       4/30/99*
CLASS I (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                    0.55+             0.55          0.55          0.04             0.03         0.30+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   3.98+             4.52          5.48          6.92             6.92         5.13+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              87               141           166           272              209          117
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $352,821          $259,920        $3,900            $0+++            $0+++        $0+++
------------------------------------------------------------------------------------------------------------------------------

   (S) Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees in excess of 0.20% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fees for the periods indicated. Prior to December
       29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management fees. Prior to February 1, 1999 the fund paid the investment adviser a fee not greater than 1.10% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $0.20             $0.42         $0.41         $0.21            $0.27       $(0.11)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                    0.73+             0.81          1.02          4.77             4.08         8.58+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  3.80+             4.26          5.01          2.19             2.87        (3.15)+
------------------------------------------------------------------------------------------------------------------------------

       * For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 1999.
       + Annualized.
      ++ Not annualized.
     +++ Class I net assets were less than $500.
    ++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                                   SIX MONTHS ENDED      PERIOD ENDED
                                                                       10/31/03            4/30/03*
CLASS R1                                                             (UNAUDITED)

Net asset value, beginning of period                                    $10.62              $10.42
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.19               $0.14
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                         0.20+++             0.24+++
--------------------------------------------------------------------   -------         -----------
Total from investment operations                                         $0.39               $0.38
--------------------------------------------------------------------   -------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.51)             $(0.18)
--------------------------------------------------------------------   -------         -----------
Net asset value, end of period                                          $10.50              $10.62
--------------------------------------------------------------------   -------         -----------
Total return (%)                                                          1.27++              3.43++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.05+               1.05+
--------------------------------------------------------------------------------------------------
Net investment income                                                     3.49+               3.88+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          87                 141
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $15,963              $9,880
--------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.18               $0.13
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.23+               1.31+
--------------------------------------------------------------------------------------------------
Net investment income                                                     3.31+               3.62+
--------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                                   SIX MONTHS ENDED       PERIOD ENDED
                                                                       10/31/03             4/30/03*
CLASS 529A                                                           (UNAUDITED)

Net asset value, beginning of period                                    $10.61              $10.05
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.18               $0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.22+++             0.68+++
---------------------------------------------------------------------   ------         -----------
Total from investment operations                                         $0.40               $0.97
---------------------------------------------------------------------   ------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.52)             $(0.40)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                              --               (0.01)
---------------------------------------------------------------------   ------         -----------
Total distributions declared to shareholders                            $(0.52)             $(0.41)
---------------------------------------------------------------------   ------         -----------
Net asset value, end of period                                          $10.49              $10.61
---------------------------------------------------------------------   ------         -----------
Total return (%)(+)                                                       1.32++             10.56++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.05+               1.05+
--------------------------------------------------------------------------------------------------
Net investment income                                                     3.47+               3.99+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          87                 141
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $204                $157
--------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.17               $0.26
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.33+               1.41+
--------------------------------------------------------------------------------------------------
Net investment income                                                     3.19+               3.63+
--------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                                  SIX MONTHS ENDED        PERIOD ENDED
                                                                     10/31/03               4/30/03*
CLASS 529B                                                          (UNAUDITED)
Net asset value, beginning of period                                    $10.64              $10.07
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                               $0.15               $0.23
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.16+++             0.69+++
-------------------------------------------------------------   --------------         -----------
Total from investment operations                                         $0.31               $0.92
-------------------------------------------------------------   --------------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                            $(0.43)             $(0.34)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                              --               (0.01)
-------------------------------------------------------------   --------------         -----------
Total distributions declared to shareholders                            $(0.43)             $(0.35)
-------------------------------------------------------------   --------------         -----------
Net asset value, end of period                                          $10.52              $10.64
-------------------------------------------------------------   --------------         -----------
Total return (%)                                                          0.89++             10.00++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                                1.81+               1.80+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.72+               3.24+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          87                 141
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $107                 $41
--------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.14               $0.21
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.99+               2.06+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.54+               2.98+
--------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                                   SIX MONTHS ENDED      PERIOD ENDED
                                                                       10/31/03            4/30/03*
CLASS 529C                                                           (UNAUDITED)
Net asset value, beginning of period                                    $10.63              $10.07
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                               $0.15               $0.22
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.16+++             0.69+++
------------------------------------------------------------------   ---------         -----------
Total from investment operations                                         $0.31               $0.91
------------------------------------------------------------------   ---------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                            $(0.43)             $(0.34)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                              --               (0.01)
------------------------------------------------------------------   ---------         -----------
Total distributions declared to shareholders                            $(0.43)             $(0.35)
------------------------------------------------------------------   ---------         -----------
Net asset value, end of period                                          $10.51              $10.63
------------------------------------------------------------------   ---------         -----------
Total return (%)                                                          0.89++              9.89++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                                1.80+               1.80+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.72+               3.23+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          87                 141
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $112                 $57
--------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.14               $0.20
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.98+               2.06+
--------------------------------------------------------------------------------------------------
Net investment income                                                     2.54+               2.97+
--------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                                4/30/03               4/30/02
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                           $16,543,506            $3,320,669
-------------------------------------------------------------------------------
  Long-term capital gain                             --                 4,403
-------------------------------------------------------------------------------
Total distributions declared                $16,543,506            $3,325,072
-------------------------------------------------------------------------------

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

        Undistributed ordinary income                      $6,282,740
        -------------------------------------------------------------
        Undistributed long-term capital gain                  850,717
        -------------------------------------------------------------
        Capital loss carryforward                                  --
        -------------------------------------------------------------
        Unrealized appreciation                            17,892,023
        -------------------------------------------------------------
        Other temporary differences                         2,569,351
        -------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management, distribution and service and program manger fees such that the fund's aggregate expenses do not exceed 0.20% of its average daily net assets for Class A, Class B, Class C, Class I, and Class R1, and not greater than 0.45% of average daily net assets for Class R2, Class 529A, Class 529B, and Class 529C. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services. No administrative service fee from class R2 shares were paid to MFS as of October 31, 2003.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $105,286 and $204 for the year ended October 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                     CLASS A     CLASS B     CLASS C    CLASS R1    CLASS R2     CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee       0.10%       0.75%       0.75%       0.25%       0.25%          0.25%          0.75%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Service Fee            0.25%       0.25%       0.25%       0.25%       0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution
Plan                   0.35%       1.00%       1.00%       0.50%       0.50%          0.50%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2003, amounted to:

                              CLASS A     CLASS B     CLASS C    CLASS R1     CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by
MFD                            $4,585         $74        $164          $1            $28             $3             $9
------------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum portion of the Class A distribution fee and the 0.15% per annum portion of the Class 529A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Payment of the 0.10% per annum portion of the Class A and Class 529A service fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2003, were as follows:

                              CLASS A     CLASS B     CLASS C    CLASS R1     CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual
Percentage Rates                0.15%       1.00%       1.00%       0.50%          0.25%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------------

Class R2 shares, which commenced operations on October 31, 2003, did not incur any fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                               CLASS A  CLASS B  CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed                 $1,090 $144,406  $13,203        $--        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES               SALES

U.S. government securities                    $595,914,836        $513,414,191
------------------------------------------------------------------------------
Investments (non-U.S. government securities)  $254,989,239        $122,986,156
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                             $844,634,234
--------------------------------------------------------------------------------
Gross unrealized appreciation                               $14,608,610
--------------------------------------------------------------------------------
Gross unrealized depreciation                                (5,770,863)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $8,837,747
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended                          Year ended
                                             10/31/03                                4/30/03
                                      SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                         16,850,678        $178,964,757         21,301,327          $219,722,265
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          480,186           5,077,451            446,788             4,604,741
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (5,415,581)        (57,165,993)        (6,434,161)          (66,305,242)
--------------------------------------------------------------------------------------------------------------
Net increase                        11,915,283        $126,876,215         15,313,954          $158,021,764
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          1,924,447         $20,474,311          6,795,714           $69,916,045
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       158,566           1,680,896            240,661             2,477,529
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (2,405,951)        (25,346,806)        (1,850,884)          (19,066,192)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (322,938)        $(3,191,599)         5,185,491           $53,327,382
--------------------------------------------------------------------------------------------------------------

                                         Six months ended                          Year ended
                                             10/31/03                                4/30/03
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS C SHARES

Shares sold                          1,882,645         $20,084,440          3,146,247           $32,327,164
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        57,355             607,626             84,884               873,622
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (969,672)        (10,228,832)          (949,327)           (9,760,776)
--------------------------------------------------------------------------------------------------------------
Net increase                           970,328         $10,463,234          2,281,804           $23,440,010
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                         10,335,367        $109,544,021         26,012,408          $268,160,960
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       270,860           2,861,719            143,945             1,493,016
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (1,494,873)        (15,753,673)        (2,072,534)          (21,446,901)
--------------------------------------------------------------------------------------------------------------
Net increase                         9,111,354         $96,652,067         24,083,819          $248,207,075
--------------------------------------------------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             10/31/03                               4/30/03*
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS R1 SHARES

Shares sold                          1,181,637         $12,586,711          1,086,251           $11,292,420
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        27,836             293,905              8,058                84,526
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (620,062)         (6,596,297)          (163,981)           (1,716,753)
--------------------------------------------------------------------------------------------------------------
Net increase                           589,411          $6,284,319            930,328            $9,660,193
--------------------------------------------------------------------------------------------------------------

                                           Period ended
                                            10/31/03**
                                    SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                              3,815             $40,015
-------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               --                  --
-------------------------------------------------------------------
Shares reacquired                           --                  --
-------------------------------------------------------------------
Net increase                             3,815             $40,015
-------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             10/31/03                              4/30/03***
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529A SHARES

Shares sold                              6,088             $63,798             14,623              $151,778
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           363               3,831                187                 1,945
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,765)            (18,342)               (22)                 (230)
--------------------------------------------------------------------------------------------------------------
Net increase                             4,686             $49,287             14,788              $153,493
--------------------------------------------------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             10/31/03                              4/30/03***
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529B SHARES

Shares sold                              6,331             $67,514              3,862               $40,061
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           171               1,809                 48                   498
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (216)             (2,307)               (25)                 (259)
--------------------------------------------------------------------------------------------------------------
Net increase                             6,286             $67,016              3,885               $40,300
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              5,294             $56,893              5,363               $55,810
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           184               1,948                 48                   504
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (220)             (2,323)               (20)                 (211)
--------------------------------------------------------------------------------------------------------------
Net increase                             5,258             $56,518              5,391               $56,103
--------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 **  Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.
***  For the period from the inception of Class 529A, 529B, and 529C shares, July 31, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003, was $2,787. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) SUBSEQUENT EVENT

On November 20, 2003, the Trustees approved the redemption "in-kind" of a significant shareholder in the fund (MFS Research Bond Fund J). The redemption "in-kind" is expected to occur on or about December 19, 2003. As of October 31, 2003, MFS Research Bond Fund J held 22.7% of the outstanding shares of the fund.

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                         ABBY M. O'NEILL (born 04/27/28)
Chairman                                                     Trustee
Massachusetts Financial Services Company,                    Private investor; Rockefeller Financial Services, Inc.
Chairman                                                     (investment advisers), Chairman and
                                                             Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                        LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                    Trustee
Chief Executive Officer and Director                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                            WILLIAM J. POORVU (born 04/10/35)
Trustee                                                      Trustee
Massachusetts Financial Services Company,                    Private investor; Harvard University Graduate School
President, Chief Investment Officer and Director             of Business Administration, Class of 1961 Adjunct
                                                             Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                         CBL & Associates Properties, Inc. (real estate
                                                             investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                      J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac               Trustee
Surgery; Harvard Medical School, Professor of Surgery        Insight Resources, Inc. (acquisition planning
                                                             specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                             in health care companies), Managing General Partner
Trustee                                                      (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;                 nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                     May 2001)
(video franchise), Vice Chairman
                                                             ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                               Trustee
Trustee                                                      Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified        WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief               Trustee
Executive Officer (until November 2000)                      Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                               ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                        Assistant Treasurer
Massachusetts Financial Services  Company, Chief             Massachusetts Financial Services Company, Vice
Executive Officer and Director                               President (since August 2000); UAM Fund Services,
                                                             Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                      RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior             Treasurer
Vice President and Associate General Counsel                 Massachusetts Financial Services Company, Senior
                                                             Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                             York, Senior Vice President (September 2000 to July
Secretary and Clerk                                          2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior             Executive Vice President and Chief Financial Officer
Vice President, General Counsel and Secretary                (prior to September 2000); Lexington Funds,
                                                             Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                          ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice               Assistant Treasurer
President (since April 2003); Brown Brothers                 Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President (November              Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President (prior          JAMES O. YOST (born 06/12/60)
to November 2002)                                            Assistant Treasurer
                                                             Massachusetts Financial Services Company, Senior
                                                             Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs.
Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
------------------------------------- --------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                               CUSTODIANS
Massachusetts Financial Services Company                         State Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                      JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                      One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                                  New York, NY 10081
02116-3741

DIRECTOR OF FIXED INCOME RESEARCH
Michael W. Roberge(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             RBF SEM-12/03 82M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) INFLATION-ADJUSTED
BOND FUND

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) INFLATION-ADJUSTED BOND FUND

The fund seeks a total return that exceeds the rate of inflation over the long term.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

---------------------------------------------
To view MFS' statement concerning regulatory
issues affecting the mutual fund industry and
the firm, please visit www.mfs.com.
---------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           2
----------------------------------------------------
FINANCIAL STATEMENTS                               3
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      8
----------------------------------------------------
TRUSTEES AND OFFICERS                             12

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03
---------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
---------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                    $ VALUE
---------------------------------------------------------------------------------------------------------
U.S. Bonds - 96.8%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 90.6%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625s, 2028                                           $216               $261,111
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                            175                190,566
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625s, 2008                                            226                251,375
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2010                                              97                112,513
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5s, 2011                                              135                151,768
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2012                                                 80                 87,626
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875s, 2013                                             47                 47,112
---------------------------------------------------------------------------------------------------------
                                                                                             $1,102,071
---------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.2%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125s, 2029                                            $31                $34,804
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125s, 2008                                             25                 24,886
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875s, 2013                                             16                 15,554
---------------------------------------------------------------------------------------------------------
                                                                                                $75,244
---------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,177,863)                                                    $1,177,315
---------------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.8%
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., dated 10/31/03, due 11/03/03,
total to be received $46,004 (secured by U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost             $46                $46,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,223,863)                                              $1,223,315
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.6)%                                                          (6,833)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,216,482
---------------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES - (unaudited)
---------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $1,223,863)                   $1,223,315
-----------------------------------------------------------------------------------------------------
Cash                                                                      42,152
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                               97
-----------------------------------------------------------------------------------------------------
Interest receivable                                                        8,767
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $1,274,331
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                     $4,517
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                         45,893
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                         7,423
-----------------------------------------------------------------------------------------------------
Payable to affiliates
  Management fee                                                              11
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                            5
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                             $57,849
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,216,482
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,217,717
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                                      (548)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                (588)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                 (99)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $  1,216,482
-----------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                                     121,921
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                                 $498,857
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                                           50,000
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.98)                                                   $10.48
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                                                 $717,625
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                                           71,921
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.98
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS - (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR PERIOD ENDED 10/31/03*

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest income                                                           $4,900
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                              $477
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                       169
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                              105
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                       145
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                                 60
-----------------------------------------------------------------------------------------------------
  Printing                                                                   1,001
-----------------------------------------------------------------------------------------------------
  Postage                                                                       55
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                              1,200
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                   500
-----------------------------------------------------------------------------------------------------
  Registration fees                                                            407
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                                528
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                 $4,647
-----------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser and distributor                 (4,165)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                     $482
-----------------------------------------------------------------------------------------------------
Net investment income                                                                          $4,418
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

  Realized loss (identified cost basis) on investment transactions           $(588)
-----------------------------------------------------------------------------------------------------
  Change in unrealized depreciation on investments                            (548)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                               $(1,136)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                         $3,282
-----------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations,September 30, 2003, through
  October 31, 2003.

See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS - (unaudited)
--------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             PERIOD ENDING
                                                               10/31/03*

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                $4,418
----------------------------------------------------------------------------
Net realized loss on investments                                       (588)
----------------------------------------------------------------------------
Net unrealized loss on investments                                     (548)
----------------------------------------------------------------------------
Increase in net assets from operations                               $3,282
------------------------------------------------------------   -------------
Distributions declared to shareholders
  From net investment income (Class A)                              $(1,945)
----------------------------------------------------------------------------
  From net investment income (Class I)                               (2,572)
------------------------------------------------------------   -------------
Total distributions declared to shareholders                        $(4,517)
------------------------------------------------------------   -------------
Net increase in net assets from fund share transactions          $1,217,717
------------------------------------------------------------   -------------
Total increase in net assets                                     $1,216,482
------------------------------------------------------------   -------------

NET ASSETS

At beginning of period                                                  $--
----------------------------------------------------------------------------
At end of period (including distributions in excess of
net investment income of $99)                                    $1,216,482
----------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2003.

See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                                                   PERIOD ENDED
                                                                      10/31/03*
CLASS A                                                             (UNAUDITED)

Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.04
------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                       (0.02)
----------------------------------------------------------------   -----------
Total from investment operations                                        $0.02
----------------------------------------------------------------   -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                $(0.04)
----------------------------------------------------------------   -----------

Net asset value, end of period                                          $9.98
----------------------------------------------------------------   -----------
Total return (%)(+)                                                      0.19++

RATIOS (%) (TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA (S)

Expenses                                                                 0.50+
------------------------------------------------------------------------------
Net investment income                                                    4.53+
------------------------------------------------------------------------------
Portfolio turnover                                                          8
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $499
------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the funds operating expenses exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.15% of average net assets. In addition, the investment adviser voluntarily waived a portion of its fee and the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.00**
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses                                                                 5.00+
------------------------------------------------------------------------------
Net investment income                                                    0.03+
------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2003.
 ** Per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
(+) Total returns for Class A shares do not include the applicable sales charge.
    If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                              PERIOD ENDED
                                                                 10/31/03*
CLASS I                                                        (UNAUDITED)

Net asset value, beginning of period                                $10.00
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.04
---------------------------------------------------------------------------
  Net realized and unrealized loss on investments                    (0.02)
----------------------------------------------------------------  ---------

Total from investment operations                                     $0.02
----------------------------------------------------------------  ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME                                                            $(0.04)
----------------------------------------------------------------  ---------

Net asset value, end of period                                       $9.98
----------------------------------------------------------------  ---------
Total return (%)(+)                                                   0.19++

RATIOS (%) (TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA (S)

Expenses                                                              0.50+
---------------------------------------------------------------------------
Net investment income                                                 4.61+
---------------------------------------------------------------------------
Portfolio turnover                                                       8
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $718
---------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the funds operating expenses exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.15% of average net assets. In addition, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                $0.00**
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses                                                              4.65+
---------------------------------------------------------------------------
Net investment income                                                 0.46+
---------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2003.
** Per share amount was less than $0.01.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the period ended October 31, 2003 were 0.35% of average daily net assets on an annualized basis.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Class A and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 2003, aggregate unreimbursed expenses amounted to $3,880.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the period ended October 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed during the period ended October 31, 2003.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                         PURCHASES                      SALES
U.S. government securities              $1,266,944                    $90,349
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                    $ 1,223,863
                ----------------------------------------------
                Gross unrealized depreciation         $(4,433)
                ----------------------------------------------
                Gross unrealized appreciation           3,885
                ----------------------------------------------
                Net unrealized depreciation             $(548)
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          Period ended 10/31/03*
CLASS A SHARES                                             SHARES     AMOUNT

Shares sold                                                50,000    $500,000
--------------------------------------------------------------------------------

CLASS I SHARES                                             SHARES     AMOUNT

Shares sold                                                73,197    $730,454
--------------------------------------------------------------------------------
Shares reacquired                                          (1,276)    (12,737)
--------------------------------------------------------------------------------
Net increase                                               71,921    $717,717
--------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. There was no commitment fee allocated to the fund for the period ended October 31, 2003. The fund had no borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds" shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

This publication is authorized for distribution only when preceded or accompanied by a prospectus for the portfolio being offered.

-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman                   ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman              Private investor; Rockefeller Financial Services, Inc.
                                                                (investment advisers), Chairman and Chief Executive Office
JOHN W. BALLEN(2) (born 09/12/59) Trustee and President
Massachusetts Financial Services Company, Chief Executive       LAWRENCE T. PERERA (born 06/23/35) Trustee
Officer and Director                                            Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                       WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, President,            Private investor; Harvard University Graduate School of
Chief Investment Officer and Director                           Business Administration, Class of 1961 Adjunct Professor
                                                                in Entrepreneurship Emeritus; CBL & Associates Properties,
                                                                Inc. (real estate investment trust), Director
INDEPENDENT TRUSTEES
                                                                J. DALE SHERRATT (born 09/23/38) Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee                  Insight Resources, Inc. (acquisition planning specialists),
Brigham and Women's Hospital, Chief of Cardiac Surgery;         President; Wellfleet Investments (investor in health care
Harvard Medical School, Professor of Surgery                    companies), Managing General Partner (since 1993); Cambridge
                                                                Nutraceuticals (professional nutritional products),
WILLIAM R. GUTOW (born 09/27/41) Trustee                        Chief Executive Officer (until May 2001)
Private investor and real estate consultant; Capitol
Entertainment Management Company (video franchise), Vice        ELAINE R. SMITH (born 04/25/46) Trustee
Chairman                                                        Independent health care industry consultant

J. ATWOOD IVES (born 05/01/36) Trustee                          WARD SMITH (born 09/13/30) Trustee
Private investor; KeySpan Corporation (energy related           Private investor
services), Director; Eastern Enterprises (diversified
services company), Chairman, Trustee and Chief Executive
Officer (until November 2000)


OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and President            ROBERT R. FLAHERTY (born 09/18/63) Assistant
Massachusetts Financial Services Company, Chief Executive       Treasurer
Officer and Director                                            Massachusetts Financial Services Company, Vice President
                                                                (since August 2000); UAM Fund Services, Senior Vice Presid
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant Secretary     (prior to August 2000)
and Assistant Clerk
Massachusetts Financial Services Company, Senior Vice           RICHARD M. HISEY (born 08/29/58) Treasurer
President and Associate General Counsel                         Massachusetts Financial Services Company, Senior Vice President
                                                                (since July 2002); The Bank of New York, Senior Vice Presi
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk            (September 2000 to July 2002); Lexington Global Asset Managers,
Massachusetts Financial Services Company, Senior Vice           Inc., Executive Vice President and Chief Financial Officer
President, General Counsel and Secretary                        (prior to September 2000); Lexington Funds, Treasurer (prior to
                                                                September 2000)
STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer
Massachusetts Financial Services Company, Vice President        ELLEN MOYNIHAN (born 11/13/57) Assistant
(since April 2003); Brown Brothers Harriman & Co., Senior       Treasurer
Vice President (November 2002 to April 2003); ING Groep         Massachusetts Financial Services Company, Vice President
N.V./Aeltus Investment Management, Senior Vice President
(prior to November 2002)                                        JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                                Massachusetts Financial Services Company, Senior Vice Pres

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the trust since August 1, 2001. Messrs.
Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

INVESTMENT ADVISER                                           CUSTODIANS

Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street                                          225 Franklin Street, Boston, MA 02110
Boston, MA 02116-3741
                                                             JP Morgan Chase Bank
DISTRIBUTOR                                                  One Chase Manhattan Plaza
                                                             New York, NY 10081
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS

Mark E. Dow(1)
Erik S. Weisman(1)

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at
http://www.sec.gov

(1) MFS Investment Management

MFS(R) INFLATION-ADJUSTED BOND FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             IAB-SEMI 12/03 260

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) BOND FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) BOND FUND

The fund seeks as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              24
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
TRUSTEES AND OFFICERS                             52
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       54
----------------------------------------------------
CONTACT INFORMATION                               55

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

IMPROVING ECONOMY HELPED LOWER-RATED DEBT

Although the six months ended October 31, 2003 were slightly negative for Treasuries - with rates on 10-year bonds rising about 40 basis points (a basis point is 0.01 percent of yield) - the environment was relatively favorable for corporate bonds. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

Treasury rates rose only modestly for the period as a whole, but did experience sharp volatility in the spring and summer. Ten-year rates fell when the Federal Reserve Board, after its May meeting, expressed a strong desire to keep rates low and implied that it might use some unconventional strategies to do so - such as buying longer-term bonds. However, long-term rates shot up in late June and July after the Fed lowered the short-term rate by only a quarter point at its June meeting, disappointing a market that had expected a half-point drop. Many investors read the quarter-point move as a sign that perhaps the economy was improving faster than the Fed had expected.

In contrast, corporate bonds generally benefited from the accelerating U.S. recovery. Growth in GDP (gross domestic product), employment, and other economic measures pointed toward improving corporate bond fundamentals - business factors such as earnings, cash flow growth, and credit quality.

In response, investors became less risk averse, and the "flight to quality" that had characterized the bond market in late 2002 began to fade. Riskier, lower-rated bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate debt. This caused spreads - the difference between corporate yields and Treasury yields - to tighten (decrease, or improve) over the period.

              PORTFOLIO CONCENTRATION 10/31/03
              QUALITY RATINGS

              AAA                            10.2%
              AA                              3.1%
              A                              15.4%
              B                               2.9%
              BB                             12.0%
              BBB                            40.6%
              Governments                    13.5%
              Other                           0.9%
              Not Rated                       1.4%

              The portfolio is actively managed, and current holdings may be different.

LOWER-RATED DEBT DROVE RELATIVE PERFORMANCE

A key driver of the fund's outperformance against its primary benchmark, the Lehman Brothers Government/Credit Index, was a relative overweighting in bonds of "BBB" and "BB" credit quality. Over the period, we increased the fund's concentration in those areas and decreased its allocation to higher-rated bonds. This downward shift in overall credit quality was based on our belief going into the period that credit spreads were wide and were likely to narrow, and that an improving economy would benefit corporate bonds. In fact our strategy worked well over the period as the U.S. economic recovery accelerated and lower-rated bonds outperformed.

One area of strength was our position in "BB"-rated securities. These noninvestment-grade bonds are one level below investment-grade territory ("BBB" is the lowest investment-grade rating) and are often referred to as "crossover" bonds. Our research strives to uncover "BB"-rated bonds that we believe have a strong probability of crossing over to an investment-grade rating. Such an upgrade increases the number of potential buyers for a bond and thus generally increases its price.

Specific industry and security selection was another key area of strength. Some of the worst-performing segments of the market in 2002 were among the strongest beneficiaries of the improving economy in 2003. More specifically, over the period the fund's holdings in four industries did particularly well: autos, telecommunications, media and cable, and utilities.

In our view, bonds of U.S. auto companies, especially those of Ford Motor Company, had been somewhat over-penalized in 2002. As rating agencies downgraded Ford debt in 2002, many investors feared a credit crisis if the market refused to refinance the firm's short-term debt. When those fears did not come to fruition, our Ford bonds and other auto industry bonds performed well.

In the telecommunications area, we feel investors came to the conclusion that the WorldCom debacle was not indicative of the industry as a whole. While telecom bonds as a group were hard-hit in 2002, over the period bonds of some of the industry's major firms rallied back. Fund performance benefited from our holdings in Verizon, Sprint, and Canadian telecommunications company Telus.

In the utilities industry, we witnessed a situation that paralleled events in the telecom area: fraud at a major firm, Enron, caused investors to question the health of the entire industry in 2002. By the beginning of the six-month period, however, the panic had started to subside. Utilities had begun to improve their balance sheets by issuing equity to pay down debt. Banks restructured utility debt. Investors seemed to realize that most utilities were not going to go bankrupt and that perhaps their securities had become undervalued. The result was strong performance of the fund's utility holdings over the period.

In the media and cable business, our Comcast position did particularly well. Previous to the period, Comcast bonds had been held back by concerns that the firm would struggle with the integration of its largest-ever acquisition, the cable business of AT&T. As Comcast displayed its ability to manage the business better than AT&T had done, Comcast bonds rallied.

Although not all of the fund's investments performed as well as those described above, this was a period in which the market environment was particularly favorable for the asset class - corporate debt - in which we were overweighted. That situation contrasted with the environment in some earlier periods, during which our corporate holdings struggled under the weight of a sluggish economy.

The fund did, however, underperform during this period relative to its secondary benchmark, the Lipper Corporate Debt Funds "BBB"-Rated Index (the Lipper Index), although the fund outperformed its peers, as represented by the Lipper average corporate debt "BBB"-rated fund. The Lipper Index consists of only a small subset of the peer group; we believe the Index significantly outperformed the larger group of peers because the top performing funds in the Index had sizeable allocations to very low quality debt. Over the longer term, we think that is a more risky and potentially more volatile approach to managing a corporate bond portfolio.

    Respectfully,

/s/ William J. Adams

    William J. Adams
    Portfolio Manager

-------------------------------------------------------------------------------

  Visit mfs.com for our latest economic and investment outlook.

  o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

  o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

               Class
  Share      inception
  class        date        6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A         5/8/74        --       12.02%        9.18%      6.45%      6.39%
------------------------------------------------------------------------------
    B         9/7/93        --       11.27%        8.43%      5.71%      5.62%
------------------------------------------------------------------------------
    C         1/3/94        --       11.28%        8.44%      5.70%      5.66%
------------------------------------------------------------------------------
    I         1/2/97        --       12.35%        9.54%      6.78%      6.62%
------------------------------------------------------------------------------
   R1**      12/31/02       --       11.84%        9.12%      6.42%      6.37%
------------------------------------------------------------------------------
  R2***      10/31/03       --        N/A            N/A        N/A        N/A
------------------------------------------------------------------------------
   529A       7/31/02       --       11.78%        9.07%      6.39%      6.36%
------------------------------------------------------------------------------
   529B       7/31/02       --       10.92%        8.73%      6.19%      6.26%
------------------------------------------------------------------------------
   529C       7/31/02       --       10.92%        8.73%      6.19%      6.26%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative
benchmarks
------------------------------------------------------------------------------
Average corporate debt
"BBB"-rated
fund+                       1.95%      10.06%      8.26%      6.12%      6.24%
------------------------------------------------------------------------------
Lehman Brothers
Government/C
redit
Index#
                            0.62%       6.17%      8.91%      6.57%      6.77%
------------------------------------------------------------------------------
Lipper BBB Corporate
Bond Fund Index+            2.70%      11.51%      8.44%      6.15%      6.27%
------------------------------------------------------------------------------


  Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

  Share
  class
------------------------------------------------------------------------------
    A                       --          6.70%      7.42%      5.42%      5.87%
------------------------------------------------------------------------------
    B                       --          7.27%      7.57%      5.40%      5.62%
------------------------------------------------------------------------------
    C                       --         10.28%      8.44%      5.70%      5.66%
------------------------------------------------------------------------------
   529A                     --          6.47%      7.31%      5.36%      5.84%
------------------------------------------------------------------------------
   529B                     --          6.92%      7.88%      5.88%      6.26%
------------------------------------------------------------------------------
   529C                     --          9.92%      8.73%      6.19%      6.26%
------------------------------------------------------------------------------


  I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
    A                       2.38%      12.02%     30.13%     36.71%     85.77%
------------------------------------------------------------------------------
    B                       2.02%      11.27%     27.47%     32.03%     72.76%
------------------------------------------------------------------------------
    C                       2.10%      11.28%     27.51%     31.97%     73.35%
------------------------------------------------------------------------------
    I                       2.61%      12.35%     31.42%     38.81%     89.93%
------------------------------------------------------------------------------
   R1**                     2.28%      11.84%     29.92%     36.49%     85.46%
------------------------------------------------------------------------------
  R2***                       N/A         N/A        N/A        N/A        N/A
------------------------------------------------------------------------------
   529A                     2.23%      11.78%     29.75%     36.31%     85.22%
------------------------------------------------------------------------------
   529B                     1.89%      10.92%     28.55%     35.05%     83.51%
------------------------------------------------------------------------------
   529C                     1.89%      10.92%     28.56%     35.06%     83.52%
------------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares. *** R2 shares commenced investment operations October 31, 2003, therefore no performance information is available.

INDEX DEFINITIONS

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX - measures the performance of investment-grade bond funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529
Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers, the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.7%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 77.9%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.0%
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8s, 2008                                       $5,140              $5,898,150
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, 7.65s, 2010                               3,552               4,137,093
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.125s, 2009                                        4,134               4,650,750
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                2,000               1,920,000
-----------------------------------------------------------------------------------------------------
                                                                                          $16,605,993
-----------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4s, 2011##                               $7,006              $7,508,260
-----------------------------------------------------------------------------------------------------

Airlines - 1.0%
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 6.648s, 2019            $1,116              $1,091,323
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 6.545s, 2019             7,877               7,834,089
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 7.256s, 2020             2,808               2,856,206
-----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379s, 2011                                     4,087               4,167,597
-----------------------------------------------------------------------------------------------------
Jet Equipment Trust, 11.44s, 2014##                                     3,500                  17,500
-----------------------------------------------------------------------------------------------------
                                                                                          $15,966,715
-----------------------------------------------------------------------------------------------------
Airlines Pass-Through
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019                             $1,482                 $29,631
-----------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5s, 2013##                                       $4,112              $4,195,766
-----------------------------------------------------------------------------------------------------

Asset Backed - 0.3%
-----------------------------------------------------------------------------------------------------
Ikon Receivables LLC, 3.27s, 2011                                      $4,670              $4,717,123
-----------------------------------------------------------------------------------------------------

Auto Loans - 1.2%
-----------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47s, 2010                            $4,350              $4,271,764
-----------------------------------------------------------------------------------------------------
CPS Auto Trust, 3.52s, 2009##                                           3,430               3,469,559
-----------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5s, 2009##                              4,240               4,219,131
-----------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918s, 2008##                              6,770               6,702,300
-----------------------------------------------------------------------------------------------------
                                                                                          $18,662,754
-----------------------------------------------------------------------------------------------------
Automotive - 5.7%
-----------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings, 7.2s, 2009                                $4,267              $4,669,207
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                    3,235               3,615,113
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625s, 2012                                      2,505               2,542,575
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875s, 2006                                     9,315               9,749,014
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875s, 2010                                    13,095              13,699,439
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7s, 2013                                         9,490               9,329,078
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75s, 2006                           11,232              11,975,592
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25s, 2011                            3,427               3,611,146
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8.375s, 2033                          16,866              17,790,932
-----------------------------------------------------------------------------------------------------
Lear Corp., 7.96s, 2005                                                 4,799               5,158,925
-----------------------------------------------------------------------------------------------------
Lear Corp., 8.11s, 2009                                                 4,225               4,869,312
-----------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375s, 2013##                                    3,830               4,347,050
-----------------------------------------------------------------------------------------------------
                                                                                          $91,357,383
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.5%
-----------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4s, 2011                                      $2,712              $3,165,441
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65s, 2008                        3,966               4,278,483
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25s, 2010                                            4,156               4,835,062
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125s, 2011                     10,325              11,158,124
-----------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25s, 2008                                7,630               7,728,198
-----------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605s, 2025                                            7,936               8,725,108
-----------------------------------------------------------------------------------------------------
                                                                                          $39,890,416
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
-----------------------------------------------------------------------------------------------------
Comcast Corp., 5.85s, 2010                                             $3,997              $4,246,313
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75s, 2010                                   6,944               8,165,269
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875s, 2007                                        5,024               5,137,040
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625s, 2011                                        2,584               2,635,680
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8s, 2012                                    3,539               4,597,366
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.65s, 2027                                  16,336              19,868,660
-----------------------------------------------------------------------------------------------------
                                                                                          $44,650,328
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.5%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.5s, 2014                                  $4,283              $4,352,569
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25s, 2007                            10,490              12,234,403
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, 6.6s, 2012                                  7,094               7,850,078
-----------------------------------------------------------------------------------------------------
                                                                                          $24,437,050
-----------------------------------------------------------------------------------------------------
Building - 1.0%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                  $6,465              $7,127,663
-----------------------------------------------------------------------------------------------------
Building Materials Corp., 8s, 2008                                      4,685               4,567,875
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                               3,820               3,948,925
-----------------------------------------------------------------------------------------------------
                                                                                          $15,644,463
-----------------------------------------------------------------------------------------------------
Chemicals - 0.8%
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5s, 2007                                             $4,002              $4,167,603
-----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75s, 2008                                           8,505               9,044,965
-----------------------------------------------------------------------------------------------------
                                                                                          $13,212,568
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7s, 2007                             $1,244              $1,456,402
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8s, 2006                               4,969               5,192,605
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75s, 2011                              5,974               6,354,842
-----------------------------------------------------------------------------------------------------
                                                                                          $13,003,849
-----------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.7%
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.875s, 2006                                            $5,243              $5,761,454
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2010                                              4,595               4,955,675
-----------------------------------------------------------------------------------------------------
                                                                                          $10,717,129
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 7.3%
-----------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I Corp., 7s, 2029                  $4,595              $4,563,768
-----------------------------------------------------------------------------------------------------
BCF LLC, 7.75s, 2026##                                                  1,250                 985,189
-----------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6s, 2012                  4,040               3,881,307
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.047s, 2008                     88,066               3,944,258
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                       4,362               3,814,614
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04s, 2030                       7,385               8,071,470
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03s, 2031                       5,200               5,906,467
-----------------------------------------------------------------------------------------------------
Criimi Mae Commercial Mortgage Trust, 7s, 2033##                        4,668               5,032,477
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage and Asset Corp., 6.538s, 2031                         6,525               7,137,843
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.875s, 2023 (Interest Only)               21,805               4,148,667
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2014                        3,028               2,832,249
-----------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.77s, 2038                           4,095               4,098,839
-----------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.92s, 2038                           4,325               4,322,973
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                    4,140               3,679,483
-----------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4s, 2004                             5,127               5,357,423
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 0.98s, 2028                      58,087               2,064,418
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 6.78s, 2031                       3,960               4,461,941
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86s, 2010                             6,477               6,785,865
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.67s, 2030##                         169,511               4,904,855
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48s, 2030                             4,287               4,767,121
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.709s, 2039                            7,510               7,166,486
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.01s, 2030                         2,460               2,612,429
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 5.72s, 2032                         6,146               6,604,508
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0s, 2031 (Interest Only)               76,313               2,500,899
-----------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49s, 2029                  3,484               3,524,163
-----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Real Estate Mortgage Trust,
7.17s, 2032##                                                           3,948               4,290,120
-----------------------------------------------------------------------------------------------------
                                                                                         $117,459,832
-----------------------------------------------------------------------------------------------------
Defense Electronics - 1.3%
-----------------------------------------------------------------------------------------------------
Litton Industies, Inc., 8s, 2009                                       $8,035              $9,536,227
-----------------------------------------------------------------------------------------------------
Raytheon Co., 8.2s, 2006                                                4,072               4,552,402
-----------------------------------------------------------------------------------------------------
Raytheon Co., 8.3s, 2010                                                5,650               6,712,353
-----------------------------------------------------------------------------------------------------
                                                                                          $20,800,982
-----------------------------------------------------------------------------------------------------
Energy - Independent - 2.4%
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                $4,115              $4,516,213
-----------------------------------------------------------------------------------------------------
Forest Oil Corp., 8s, 2008                                              4,920               5,264,400
-----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65s, 2006                                 4,498               4,959,922
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625s, 2005                                        3,772               4,115,218
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25s, 2011                                         7,829               8,953,111
-----------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25s, 2013                                          10,729              11,198,394
-----------------------------------------------------------------------------------------------------
                                                                                          $39,007,258
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3s, 2031                                         $5,800              $5,826,610
-----------------------------------------------------------------------------------------------------

Entertainment - 2.1%
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.75s, 2024                               $6,693              $7,668,920
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.5s, 2025                                 5,388               6,447,760
-----------------------------------------------------------------------------------------------------
News America, Inc., 6.55s, 2033                                         2,123               2,168,609
-----------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125s, 2013                                         7,818               9,782,147
-----------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.625s, 2029                                         3,650               3,649,898
-----------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75s, 2006                                            3,960               4,321,057
-----------------------------------------------------------------------------------------------------
                                                                                          $34,038,391
-----------------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5s, 2006                               $5,517              $5,885,651
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75s, 2011                                    2,384               2,667,901
-----------------------------------------------------------------------------------------------------
Household Finance Corp., 6.375s, 2012                                   1,519               1,654,185
-----------------------------------------------------------------------------------------------------
                                                                                          $10,207,737
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------
Dole Food, Inc., 8.625s, 2009                                          $4,391              $4,742,280
-----------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375s, 2005                                             2,270               2,385,191
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25s, 2011                                          4,824               5,713,994
-----------------------------------------------------------------------------------------------------
                                                                                          $12,841,465
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-----------------------------------------------------------------------------------------------------
Meadwestvaco Corp., 6.8s, 2032                                        $12,139             $12,371,450
-----------------------------------------------------------------------------------------------------

Government Sponsored Entity - 3.2%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.125s, 2005                         $14,285             $15,288,864
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2008                              20,365              22,549,391
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125s, 2012                          11,611              12,871,339
-----------------------------------------------------------------------------------------------------
                                                                                          $50,709,594
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.9%
-----------------------------------------------------------------------------------------------------
Harrahs Operating, Inc., 7.125s, 2007                                  $6,189              $6,952,420
-----------------------------------------------------------------------------------------------------
MGM Grand, Inc., 6.95s, 2005                                            3,928               4,099,850
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                            2,847               3,227,786
-----------------------------------------------------------------------------------------------------
                                                                                          $14,280,056
-----------------------------------------------------------------------------------------------------
Insurance - 0.3%
-----------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65s, 2007##                                $4,623              $5,191,722
-----------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.8%
-----------------------------------------------------------------------------------------------------
Safeco Corp., 4.875s, 2010                                             $4,145              $4,243,460
-----------------------------------------------------------------------------------------------------
Safeco Corp., 7.25s, 2012                                               2,351               2,690,344
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                          5,230               5,530,725
-----------------------------------------------------------------------------------------------------
                                                                                          $12,464,529
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
-----------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., 6.25s, 2006                                        $4,675              $5,091,874
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                           2,595               2,867,475
-----------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2s, 2012                                            5,246               5,537,442
-----------------------------------------------------------------------------------------------------
New Terex Corp., 8.875s, 2008                                           2,595               2,705,287
-----------------------------------------------------------------------------------------------------
                                                                                          $16,202,078
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-----------------------------------------------------------------------------------------------------
HCA-The Healthcare Co., 8.75s, 2010                                    $5,802              $6,678,195
-----------------------------------------------------------------------------------------------------
HCA-The Healthcare Co., 7.875s, 2011                                    5,897               6,494,897
-----------------------------------------------------------------------------------------------------
                                                                                          $13,173,092
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-----------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                        $5,009              $5,969,811
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.6%
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.4s, 2031                              $6,187              $6,998,017
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.75s, 2032                              2,758               3,250,143
-----------------------------------------------------------------------------------------------------
                                                                                          $10,248,160
-----------------------------------------------------------------------------------------------------
Oil Services - 0.8%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                            $4,215              $4,330,913
-----------------------------------------------------------------------------------------------------
Halliburton Co., 5.5s, 2010##                                           7,872               7,956,742
-----------------------------------------------------------------------------------------------------
                                                                                          $12,287,655
-----------------------------------------------------------------------------------------------------
Oils - 0.4%
-----------------------------------------------------------------------------------------------------
Valero Energy Corp. New, 7.5s, 2032                                    $5,601              $6,128,816
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.5%
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                      $7,856              $8,115,947
-----------------------------------------------------------------------------------------------------

Photographic Products - 0.2%
-----------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                         $2,434              $2,482,069
-----------------------------------------------------------------------------------------------------

Pollution Control - 1.2%
-----------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 7.875s, 2013                            $6,400              $6,864,000
-----------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7s, 2004                                      3,459               3,604,994
-----------------------------------------------------------------------------------------------------
WMX Technologies, Inc., 7.1s, 2026                                      8,743               9,398,437
-----------------------------------------------------------------------------------------------------
                                                                                          $19,867,431
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-----------------------------------------------------------------------------------------------------
Belo Ah Corp., 7.75s, 2027                                             $6,650              $7,540,083
-----------------------------------------------------------------------------------------------------
Dex Media West Finance LLC, 9.875s, 2013##                              4,235               4,817,312
-----------------------------------------------------------------------------------------------------
                                                                                          $12,357,395
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
-----------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.34s, 2003                                       $3,024              $3,031,466
-----------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39s, 2004                                        5,585               5,812,081
-----------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.75s, 2007                                        2,620               2,811,794
-----------------------------------------------------------------------------------------------------
                                                                                          $11,655,341
-----------------------------------------------------------------------------------------------------
Real Estate - 2.3%
-----------------------------------------------------------------------------------------------------
EOP Operating Ltd., 6.625s, 2005                                       $6,569              $6,934,072
-----------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.375s, 2006                                        4,920               5,520,486
-----------------------------------------------------------------------------------------------------
EOP Operating Ltd., 6.8s, 2009                                          4,476               5,000,807
-----------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375s, 2007                                   6,890               7,549,910
-----------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35s, 2012                                    4,283               4,577,812
-----------------------------------------------------------------------------------------------------
Vornado Reality Trust, 5.625s, 2007                                     6,252               6,603,437
-----------------------------------------------------------------------------------------------------
                                                                                          $36,186,524
-----------------------------------------------------------------------------------------------------
Restaurants - 0.4%
-----------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 8.875s, 2011                          $4,819              $5,734,610
-----------------------------------------------------------------------------------------------------

Retail - 1.0%
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                     $4,765              $5,318,931
-----------------------------------------------------------------------------------------------------
Gap, Inc., 10.55s, 2008                                                 5,860               7,134,550
-----------------------------------------------------------------------------------------------------
JC Penney Corp., Inc., 8s, 2010                                         3,552               3,951,600
-----------------------------------------------------------------------------------------------------
                                                                                          $16,405,081
-----------------------------------------------------------------------------------------------------
Single Family Agency Bonds - 6.9%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2016                              $6,568              $6,832,421
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017                             9,652               9,941,422
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                              10,569              10,992,525
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.5s, 2018                            17,429              17,424,868
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2030                             3,316               3,534,833
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2031                             7,301               7,779,293
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2032                            27,949              29,036,954
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2033                            12,833              12,956,660
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2033                               5,446               5,591,714
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2023                            171                 182,647
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2028                          5,598               5,866,674
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2028                             95                 102,281
-----------------------------------------------------------------------------------------------------
                                                                                         $110,242,292
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------
Kroger Co., 7.8s, 2007                                                 $5,052              $5,805,632
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.6%
-----------------------------------------------------------------------------------------------------
AT&T Corp., 8.5s, 2031                                                 $8,145              $9,236,088
-----------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                                10,265              11,595,077
-----------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625s, 2008                               1,598               1,834,267
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                     15,099              14,209,246
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                    2,794               3,022,147
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8s, 2009                     1,746               1,940,934
-----------------------------------------------------------------------------------------------------
                                                                                          $41,837,759
-----------------------------------------------------------------------------------------------------
Tobacco - 0.8%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc., 7s, 2013                                           $5,416              $5,466,233
-----------------------------------------------------------------------------------------------------
RJ Reynolds Tobacco Holdings, Inc., 7.25s, 2012                         7,722               7,490,340
-----------------------------------------------------------------------------------------------------
                                                                                          $12,956,573
-----------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-----------------------------------------------------------------------------------------------------
Federal Express Corp., 9.65s, 2012                                     $5,930              $7,790,929
-----------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 4.8%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875s, 2015                                      $3,151              $4,679,604
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                      12,061              12,463,813
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                      16,694              18,205,431
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75s, 2008                                        2,998               3,203,645
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6s, 2009                                          14,887              16,832,776
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2012                                           7,884               8,627,808
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2013                                       12,336              12,285,891
-----------------------------------------------------------------------------------------------------
                                                                                          $76,298,968
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.6%
-----------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp. II, 9s, 2017                               $9,424             $10,958,651
-----------------------------------------------------------------------------------------------------
Centerpoint Energy Resources Corp., 7.875s, 2013##                      2,845               3,232,722
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05s, 2011                                             8,535               9,637,210
-----------------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2s, 2004                                   1,307               1,334,016
-----------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95s, 2011                                  9,118              10,169,779
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45s, 2011                                          4,243               4,507,055
-----------------------------------------------------------------------------------------------------
GGIB Funding Corp., 7.43s, 2011                                         3,056               3,128,027
-----------------------------------------------------------------------------------------------------
Gulf States Utilities Co., 8.25s, 2004                                    658                 675,402
-----------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 5.875s, 2012                           6,179               6,393,269
-----------------------------------------------------------------------------------------------------
Midland Funding Corp., "B", 13.25s, 2006                                  925               1,091,500
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375s, 2004                                4,074               4,180,780
-----------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.5s, 2003                                      3,099               3,104,011
-----------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875s, 2010                                    7,620               9,016,289
-----------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58s, 2006                                        3,363               3,681,113
-----------------------------------------------------------------------------------------------------
Oncor Electric Corp., 7s, 2022                                          5,631               6,153,084
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1s, 2011                                       3,065               3,457,121
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7s, 2031                                         6,729               7,219,335
-----------------------------------------------------------------------------------------------------
PSEG Power, 7.75s, 2007                                                11,529              12,516,240
-----------------------------------------------------------------------------------------------------
PSEG Power, 8.625s, 2031                                                3,724               4,733,677
-----------------------------------------------------------------------------------------------------
Reliant Energy Resources Corp., 8.125s, 2005                            5,793               6,235,632
-----------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875s, 2004                                         8,709               9,077,147
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                 9,312               9,870,720
-----------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09s, 2017                                  6,909               7,862,144
-----------------------------------------------------------------------------------------------------
                                                                                         $138,234,924
-----------------------------------------------------------------------------------------------------
Wireless Communications - 1.2%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75s, 2031                              $9,902             $11,907,620
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375s, 2009                               4,240               4,621,600
-----------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                              3,132               3,344,929
-----------------------------------------------------------------------------------------------------
                                                                                          $19,874,149
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $1,245,654,290
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 17.8%
-----------------------------------------------------------------------------------------------------
Australia - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverage)##                                              $5,455              $5,564,100
-----------------------------------------------------------------------------------------------------
WMC Finance USA Ltd., 5.125s, 2013 (Metals & Mining)                    3,481               3,397,466
-----------------------------------------------------------------------------------------------------
                                                                                           $8,961,566
-----------------------------------------------------------------------------------------------------
Brazil - 0.3%
-----------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivable, 5.911s, 2011
(Credit Cards)##                                                       $5,180              $5,089,350
-----------------------------------------------------------------------------------------------------

Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                    $2,807              $3,192,963
-----------------------------------------------------------------------------------------------------

Canada - 2.4%
-----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95s, 2008 (Forest & Paper
Products)                                                              $4,281              $4,364,882
-----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.875s, 2009 (Forest &
Paper Products)                                                         2,974               3,141,522
-----------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75s, 2011 (Energy -
Independent)                                                            2,572               2,829,542
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 7.875s, 2012 (Broadcast & Cable TV)                 5,413               5,954,300
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.25s, 2013 (Broadcast & Cable TV)                  4,621               4,621,000
-----------------------------------------------------------------------------------------------------
Telus Corp., 8s, 2011 (Telecom - Wireline)                             14,772              16,982,911
-----------------------------------------------------------------------------------------------------
                                                                                          $37,894,157
-----------------------------------------------------------------------------------------------------
Chile - 0.1%
-----------------------------------------------------------------------------------------------------
Codelco, Inc., 6.375s, 2012 (Metals & Mining)##                        $2,308              $2,472,708
-----------------------------------------------------------------------------------------------------

Denmark - 0.3%
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                       DKK 26,148              $4,514,806
-----------------------------------------------------------------------------------------------------

Dominican Republic - 0.1%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006##                                       $2,015              $1,753,050
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                         674                 518,980
-----------------------------------------------------------------------------------------------------
                                                                                           $2,272,030
-----------------------------------------------------------------------------------------------------
Finland - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                   EUR 3,539              $4,448,670
-----------------------------------------------------------------------------------------------------

France - 2.8%
-----------------------------------------------------------------------------------------------------
Crown European Holdings SA, 9.5s, 2011 (Containers)                    $4,995              $5,544,450
-----------------------------------------------------------------------------------------------------
France Telecom, 9s, 2011 (Telecom - Wireline)                           3,693               4,455,305
-----------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44s, 2049 (Banks & Credit Cos.)##              15,382              18,028,196
-----------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049 (Banks & Credit Cos.)##            15,158              17,088,599
-----------------------------------------------------------------------------------------------------
                                                                                          $45,116,550
-----------------------------------------------------------------------------------------------------
Germany - 1.2%
-----------------------------------------------------------------------------------------------------
Deutsche Telekom International, 8.5s, 2010 (Telecom -
Wireline)                                                              $8,439             $10,156,413
-----------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance, 8.75s, 2030
(Telecom - Wireline)                                                    7,624               9,591,411
-----------------------------------------------------------------------------------------------------
                                                                                          $19,747,824
-----------------------------------------------------------------------------------------------------
Hong Kong - 0.3%
-----------------------------------------------------------------------------------------------------
PCCW Capital II Ltd., 6s, 2013 (Telecom - Wireline)##                  $4,917              $4,895,611
-----------------------------------------------------------------------------------------------------

Ireland - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                       EUR 3,615              $4,415,040
-----------------------------------------------------------------------------------------------------

Italy - 1.5%
-----------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4s, 2008 (Telecom - Wireline)##                $4,190              $4,184,855
-----------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25s, 2013 (Telecom -
Wireline)##                                                             8,377               8,311,844
-----------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.2s, 2049 (Banks
and Credit Cos.)##                                                      8,744              10,868,031
-----------------------------------------------------------------------------------------------------
                                                                                          $23,364,730
-----------------------------------------------------------------------------------------------------
Japan - 0.3%
-----------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75s, 2013 (Banks & Credit Cos.)               $4,306              $4,508,158
-----------------------------------------------------------------------------------------------------

Malaysia - 0.2%
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                   $2,800              $3,175,292
-----------------------------------------------------------------------------------------------------

Mexico - 2.1%
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                     $6,664              $7,480,340
-----------------------------------------------------------------------------------------------------
Corp. Andina De Fomento, 6.875s, 2012 (Banks &
Credit Cos.)                                                            5,545               6,100,748
-----------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69s, 2009 (Energy - Integrated)                   3,502               4,079,830
-----------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61s, 2017 (Energy - Integrated)                  1,500               1,961,670
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022
(Oil Services)                                                          1,936               2,110,240
-----------------------------------------------------------------------------------------------------
United Mexican States, 8s, 2022                                         3,050               3,316,875
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                      6,366               9,103,380
-----------------------------------------------------------------------------------------------------
                                                                                          $34,153,083
-----------------------------------------------------------------------------------------------------
Panama - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                       $4,400              $4,994,000
-----------------------------------------------------------------------------------------------------

Russia - 0.7%
-----------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625s, 2013 (Utilities - Gas)##                          $2,490              $2,701,650
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin SA, 9.75s, 2008 (Wireless
Communications)##                                                       3,758               3,992,875
-----------------------------------------------------------------------------------------------------
OAO Siberian Oil Co., 10.75s, 2009 (Energy -
Integrated)                                                             2,771               2,958,042
-----------------------------------------------------------------------------------------------------
Russia Federation, 3s, 2011                                             1,260                 951,300
-----------------------------------------------------------------------------------------------------
                                                                                          $10,603,867
-----------------------------------------------------------------------------------------------------
Singapore - 0.3%
-----------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks &
Credit Cos.)##                                                         $4,304              $4,832,075
-----------------------------------------------------------------------------------------------------

Spain - 0.3%
-----------------------------------------------------------------------------------------------------
Telefonica Europe Bv, 8.25s, 2030 (Telecom - Wireline)                 $4,130              $5,131,575
-----------------------------------------------------------------------------------------------------

United Kingdom - 3.2%
-----------------------------------------------------------------------------------------------------
Abbey National Capital Trust 1 Corp., 8.963s, 2049
(Banks & Credit Cos.)                                                  $4,214              $5,589,479
-----------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit Cos.)##                 10,798              13,245,227
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting, 7.3s, 2006 (Advertising &
Broadcasting)                                                           4,211               4,647,689
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting, 8.2s, 2009 (Advertising &
Broadcasting)                                                           7,457               8,687,830
-----------------------------------------------------------------------------------------------------
Orange PLC, 9s, 2009 (Wireless Communications)                         10,333              11,194,462
-----------------------------------------------------------------------------------------------------
Sabmiller PLC, 6.625s, 2033 (Alcoholic Beverage)##                      6,785               7,107,152
-----------------------------------------------------------------------------------------------------
                                                                                          $50,471,839
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $284,255,894
-----------------------------------------------------------------------------------------------------

Municipal Bonds - 2.0%
-----------------------------------------------------------------------------------------------------
Baltimore Maryland Project Revenue, 5.125s, 2042                       $4,340              $4,387,219
-----------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority Illinois, 5s, 2028             9,540               9,570,910
-----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority NY Rev., 5s, 2030                 8,700               8,751,852
-----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority NY Service
Contract, 5.5s, 2013                                                    8,375               9,484,017
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                     $32,193,998
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,490,476,549)                                          $1,562,104,182
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.0%
-----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 10/31/03, due 11/03/03, total to
be received $16,002,400 (secured by various U.S.
Treasury and federal agency obligations in a jointly
traded account), at Cost                                              $16,001             $16,001,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,506,477,549)                                    $1,578,105,182
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                      20,215,688
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,598,320,870
-----------------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

                   DKK = Danish Krone                        EUR = Euro

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $1,506,477,549)       $1,578,105,182
-----------------------------------------------------------------------------------------------------
Cash                                                                     512
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,989,568
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   19,371,290
-----------------------------------------------------------------------------------------------------
Interest receivable                                               25,411,590
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,624,878,142
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $6,967,332
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 3,474,063
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 15,615,363
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                             38,500
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      17,003
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      4,835
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        22,870
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               417,306
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $26,557,272
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,598,320,870
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,619,423,252
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   71,699,288
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (79,477,882)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (13,323,788)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,598,320,870
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 123,270,898
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $1,030,971,200
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              79,424,640
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $12.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.98)                                                  $13.63
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $422,342,128
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              32,643,379
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.94
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $98,403,456
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,613,804
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.92
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $43,113,838
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,320,056
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $12.99
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $3,005,925
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 231,627
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $12.98
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,065
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,088
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $12.97
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $169,163
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  13,019
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $12.99
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.99)                                                  $13.64
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $129,399
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,009
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.93
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $145,696
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,276
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.92
-----------------------------------------------------------------------------------------------------

On  sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A,
Class 529B and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Interest                                                                                  $49,286,973
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,321,152
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                21,843
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      945,379
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,652,983
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             2,300,413
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               525,026
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                4,874
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                276
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                523
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                606
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         197
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         130
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         150
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    71,745
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        248,576
-----------------------------------------------------------------------------------------------------
  Postage                                                               82,837
-----------------------------------------------------------------------------------------------------
  Printing                                                              72,887
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         22,531
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               897
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        713,974
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $9,986,999
-----------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (17,977)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $9,969,022
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $39,317,951
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $27,643,542
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         12,807
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $27,656,349
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(30,753,952)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     58,335
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                               161
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                              $(30,695,456)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                  $(3,039,107)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $36,278,844
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS                  YEAR
                                                                   ENDED                    ENDED
                                                                  10/31/03                 4/30/03
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $39,317,951              $86,818,227
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             27,656,349               (2,572,516)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             (30,695,456)             111,701,187
----------------------------------------------------------     -------------           --------------
Increase in net assets from operations                           $36,278,844             $195,946,898
----------------------------------------------------------     -------------           --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                       $(30,016,240)            $(63,802,266)
-----------------------------------------------------------------------------------------------------
  Class B                                                        (10,927,843)             (23,772,406)
-----------------------------------------------------------------------------------------------------
  Class C                                                         (2,494,292)              (5,933,652)
-----------------------------------------------------------------------------------------------------
  Class I                                                         (1,417,930)              (1,796,795)
-----------------------------------------------------------------------------------------------------
  Class R1                                                           (51,535)                  (3,680)
-----------------------------------------------------------------------------------------------------
  Class 529A                                                          (4,069)                  (1,650)
-----------------------------------------------------------------------------------------------------
  Class 529B                                                          (2,356)                  (1,421)
-----------------------------------------------------------------------------------------------------
  Class 529C                                                          (2,729)                  (1,531)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(44,916,994)            $(95,313,401)
----------------------------------------------------------     -------------           --------------
Net increase (decrease) in net assets from fund share
transactions                                                   $(147,935,163)            $152,140,128
----------------------------------------------------------     -------------           --------------
Total increase (decrease) in net assets                        $(156,573,313)            $252,773,625
----------------------------------------------------------     -------------           --------------

NET ASSETS

At beginning of period                                        $1,754,894,183           $1,502,120,558
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $13,323,788 and
$7,724,745, respectively)                                     $1,598,320,870           $1,754,894,183
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                       YEAR ENDED 4/30
                                       ENDED            ------------------------------------------------------------------------
                                      10/31/03             2003            2002           2001            2000           1999
CLASS A                             (UNAUDITED)
Net asset value, beginning of
period                                $13.03             $12.27          $12.34          $12.02          $13.08          $13.57
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income                $0.31              $0.70           $0.76           $0.85           $0.87           $0.88
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  0.00+++            0.82            0.01            0.34           (1.07)          (0.46)
---------------------------------     ------             ------          ------          ------          ------          ------
Total from investment operations       $0.31              $1.52           $0.77           $1.19          $(0.20)          $0.42
---------------------------------     ------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.36)            $(0.76)         $(0.76)         $(0.87)         $(0.86)         $(0.87)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --                 --              --              --              --           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                 --           (0.08)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                            --                 --              --              --              --           (0.01)
---------------------------------     ------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.36)            $(0.76)         $(0.84)         $(0.87)         $(0.86)         $(0.91)
---------------------------------     ------             ------          ------          ------          ------          ------
Net asset value, end of period        $12.98             $13.03          $12.27          $12.34          $12.02          $13.08
---------------------------------     ------             ------          ------          ------          ------          ------
Total return (%)(+)                     2.38++            12.84            6.39           10.22           (1.51)           3.22
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                     SIX MONTHS                                       YEAR ENDED 4/30
                                       ENDED            ------------------------------------------------------------------------
                                      10/31/03             2003           2002            2001            2000           1999
CLASS A (CONTINUED)                 (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:
Expenses##                              0.91+              0.92            0.94            0.93            0.92            0.96
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.75+              5.59            6.09            7.01            6.97            6.61
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        46                112             206             289             290             343
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $1,030,971         $1,116,853        $975,849        $853,273        $738,936        $866,388
--------------------------------------------------------------------------------------------------------------------------------

      + Annualized.
     ++ Not annualized.
    +++ Per share amount was less than $0.01.
    (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                                     YEAR ENDED 4/30
                                          ENDED           ----------------------------------------------------------------------
                                         10/31/03          2003            2002          2001            2000           1999
CLASS B                                (UNAUDITED)
Net asset value, beginning of
period                                  $12.99           $12.23          $12.30          $11.98          $13.04          $13.52
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income                  $0.27            $0.61           $0.67           $0.76           $0.78           $0.78
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       (0.01)            0.82            0.01            0.34           (1.07)          (0.45)
---------------------------------       ------           ------          ------          ------          ------          ------
Total from investment operations         $0.26            $1.43           $0.68           $1.10          $(0.29)          $0.33
---------------------------------       ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income            $(0.31)          $(0.67)         $(0.68)         $(0.78)         $(0.77)         $(0.77)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                     --               --              --              --              --           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                    --               --           (0.07)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --               --              --              --              --           (0.01)
---------------------------------       ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                            $(0.31)          $(0.67)         $(0.75)         $(0.78)         $(0.77)         $(0.81)
---------------------------------       ------           ------          ------          ------          ------          ------
Net asset value, end of period          $12.94           $12.99          $12.23          $12.30          $11.98          $13.04
---------------------------------       ------           ------          ------          ------          ------          ------
Total return (%)                          2.02++          12.09            5.62            9.49           (2.21)           2.54
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                        SIX MONTHS                                     YEAR ENDED 4/30
                                          ENDED         -----------------------------------------------------------------------
                                         10/31/03          2003            2002           2001            2000            1999
CLASS B (CONTINUED)                    (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                1.62+            1.62            1.64            1.63            1.62            1.66
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               4.09+            4.89            5.40            6.31            6.27            5.92
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          46              112             206             289             290             343
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $422,342         $474,882        $401,988        $335,629        $278,030        $299,523
--------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDED 4/30
                                        ENDED           ----------------------------------------------------------------------
                                       10/31/03           2003            2002           2001            2000           1999
CLASS C                              (UNAUDITED)
Net asset value, beginning of
period                                  $12.97           $12.22          $12.29          $11.97          $13.03          $13.52
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income                  $0.27            $0.61           $0.67           $0.76           $0.78           $0.78
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       (0.01)            0.81            0.01            0.34           (1.07)          (0.46)
---------------------------------       ------           ------          ------          ------          ------          ------
Total from investment operations         $0.26            $1.42           $0.68           $1.10          $(0.29)          $0.32
---------------------------------       ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income            $(0.31)          $(0.67)         $(0.68)         $(0.78)         $(0.77)         $(0.77)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                     --               --              --              --              --           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                    --               --           (0.07)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --               --              --              --              --           (0.01)
---------------------------------       ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                            $(0.31)          $(0.67)         $(0.75)         $(0.78)         $(0.77)         $(0.81)
---------------------------------       ------           ------          ------          ------          ------          ------
Net asset value, end of period          $12.92           $12.97          $12.22          $12.29          $11.97          $13.03
---------------------------------       ------           ------          ------          ------          ------          ------
Total return (%)                          2.10++          12.02            5.71            9.42           (2.21)           2.48
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                     YEAR ENDED 4/30
                                          ENDED           ----------------------------------------------------------------------
                                         10/31/03          2003            2002           2001            2000           1999
CLASS C (CONTINUED)                    (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:
Expenses##                                1.62+            1.62            1.64            1.63            1.62            1.66
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               4.09+            4.91            5.40            6.31            6.27            5.92
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          46              112             206             289             290             343
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $98,403         $108,718        $107,212        $100,334         $77,687         $88,173
--------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                             SIX MONTHS                                 YEAR ENDED 4/30
                                                ENDED          ---------------------------------------------------------------
                                              10/31/03           2003           2002           2001         2000         1999
CLASS I                                      (UNAUDITED)
Net asset value, beginning of period           $13.03          $12.27         $12.35         $12.03        $13.09        $13.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income                         $0.34           $0.67          $0.79          $0.90         $0.91         $0.92
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency            0.00+++         0.89           0.01           0.32         (1.08)        (0.45)
---------------------------------              ------          ------         ------         ------        ------        ------
Total from investment operations                $0.34           $1.56          $0.80          $1.22        $(0.17)        $0.47
---------------------------------              ------          ------         ------         ------        ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.38)         $(0.80)        $(0.80)        $(0.90)       $(0.89)       $(0.92)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --              --             --             --            --         (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --              --          (0.08)            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --              --             --             --            --         (0.01)
---------------------------------              ------          ------         ------         ------        ------        ------
Total distributions declared to
shareholders                                   $(0.38)         $(0.80)        $(0.88)        $(0.90)       $(0.89)       $(0.96)
---------------------------------              ------          ------         ------         ------        ------        ------
Net asset value, end of period                 $12.99          $13.03         $12.27         $12.35        $12.03        $13.09
---------------------------------              ------          ------         ------         ------        ------        ------
Total return (%)                                 2.61++         13.17           6.64          10.55         (1.21)         3.56
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                       0.62+           0.62           0.64           0.63          0.62          0.65
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      5.09+           5.73           6.39           7.30          7.26          6.90
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 46             112            206            289           290           343
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $43,114         $53,249        $17,071        $14,459        $6,873        $9,256
--------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        10/31/03            4/30/03*
CLASS R1                                                              (UNAUDITED)
Net asset value, beginning of period                                    $13.03              $12.65
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.29               $0.11
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.00++++            0.51+++
-------------------------------------------------------------------     ------              ------
Total from investment operations                                         $0.29               $0.62
-------------------------------------------------------------------     ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.34)             $(0.24)
-------------------------------------------------------------------     ------              ------
Net asset value, end of period                                          $12.98              $13.03
-------------------------------------------------------------------     ------              ------
Total return (%)                                                          2.28++              4.77++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                1.12+               1.12+
------------------------------------------------------------------------------------------------------
Net investment income                                                     4.49+               2.95+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          46                 112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $3,006                $872
------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
   + Annualized.
  ++ Not annualized.
 +++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.

  ## Ratios do not reflect expense reductions from certain expense offset arrangement.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        10/31/03            4/30/03*
CLASS 529A                                                            (UNAUDITED)
Net asset value, beginning of period                                    $13.04              $12.14
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.29               $0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.00++++            1.05+++
-------------------------------------------------------------------     ------              ------
Total from investment operations                                         $0.29               $1.44
-------------------------------------------------------------------     ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.34)             $(0.54)
-------------------------------------------------------------------     ------              ------
Net asset value, end of period                                          $12.99              $13.04
-------------------------------------------------------------------     ------              ------
Total return (%)(+)                                                       2.23++             12.94++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                1.22+               1.22+
------------------------------------------------------------------------------------------------------
Net investment income                                                     4.46+               4.68+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          46                 112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $169                $140
------------------------------------------------------------------------------------------------------

   *  For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
   + Annualized.
  ++ Not annualized.
 +++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangement.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        10/31/03            4/30/03*
CLASS 529B                                                            (UNAUDITED)
Net asset value, beginning of period                                    $12.98              $12.10
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.25               $0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       (0.01)               0.97+++
-------------------------------------------------------------------     ------              ------
Total from investment operations                                         $0.24               $1.36
-------------------------------------------------------------------     ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.29)             $(0.48)
-------------------------------------------------------------------     ------              ------
Net asset value, end of period                                          $12.93              $12.98
-------------------------------------------------------------------     ------              ------
Total return (%)                                                          1.89++             12.26++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                1.87+               1.87+
------------------------------------------------------------------------------------------------------
Net investment income                                                     3.83+               4.30+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          46                 112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $129                 $81
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangement.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        10/31/03            4/30/03*
CLASS 529C                                                            (UNAUDITED)
Net asset value, beginning of period                                    $12.97              $12.09
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.24               $0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.00++++            1.00+++
-------------------------------------------------------------------     ------              ------
Total from investment operations                                         $0.24               $1.36
-------------------------------------------------------------------     ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.29)             $(0.48)
-------------------------------------------------------------------     ------              ------
Net asset value, end of period                                          $12.92              $12.97
-------------------------------------------------------------------     ------              ------
Total return (%)                                                          1.89++             12.27++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                1.87+               1.87+
------------------------------------------------------------------------------------------------------
Net investment income                                                     3.78+               4.26+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          46                 112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $146                $100
------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
   + Annualized.
  ++ Not annualized.
 +++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangement.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All other securities (other than short-term obligations), and futures contracts in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities or futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                                4/30/03               4/30/02
Distributions declared from:
  Ordinary income                           $95,313,401           $94,935,962
-------------------------------------------------------------------------------

As of April 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                   $238,936
        ---------------------------------------------------------
        Undistributed long-term capital gain                  --
        ---------------------------------------------------------
        Capital loss carryforward                    (99,051,725)
        ---------------------------------------------------------
        Unrealized appreciation                       96,904,363
        ---------------------------------------------------------
        Other temporary differences                  (10,555,806)
        ---------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2011.

EXPIRATION DATE

          April 30, 2007                        $(12,839,198)
          ---------------------------------------------------
          April 30, 2008                         (41,302,001)
          ---------------------------------------------------
          April 30, 2009                         (14,236,036)
          ---------------------------------------------------
          April 30, 2010                          (4,472,574)
          ---------------------------------------------------
          April 30, 2011                         (26,201,916)
          ---------------------------------------------------
          Total                                 $(99,051,725)
          ---------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average net assets             0.39%
          ----------------------------------------------------------
          In excess of $1.1 billion of average net assets      0.38%
          ----------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $1,355 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $3,524 for inactive trustees for the six months ended October 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services. No administrative service fee from class R2 shares were paid to MFS as of October 31, 2003.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $107,261 and $136 for the six months ended October 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                     CLASS A     CLASS B     CLASS C    CLASS R1    CLASS R2     CLASS 529A     CLASS 529B     CLASS 529C
Distribution
Fee                    0.10%       0.75%       0.75%       0.25%       0.25%          0.25%          0.75%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Service
Fee                    0.25%       0.25%       0.25%       0.25%       0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total
Distribution
Plan                   0.35%       1.00%       1.00%       0.50%       0.50%          0.50%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2003, amounted to:

                CLASS A CLASS B CLASS CCLASS R1 CLASS 529ACLASS 529BCLASS 529C

Service Fee
Retained by MFD $53,677  $2,055  $2,019      $1        $49        $2       $10
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2003, were as follows:

             CLASS A  CLASS B  CLASS C CLASS R1 CLASS 529A CLASS 529B CLASS 529C

Effective
Annual
Percentage
Rates         0.30%   1.00%   1.00%     0.50%     0.35%       1.00%      1.00%
-------------------------------------------------------------------------------

Class R2 shares, which commenced operation on October 31, 2003, did not incur any fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                           CLASS A   CLASS B   CLASS C   CLASS 529B   CLASS 529C

Contingent Deferred
Sales Charges Imposed     $107,553   $537,940   $5,868     $--          $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties, which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES            SALES

U.S. government securities                       $263,764,922     $326,019,208
------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $501,460,783     $581,228,081
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                               $1,514,703,447
        ------------------------------------------------------------
        Gross unrealized appreciation                   $76,914,029
        ------------------------------------------------------------
        Gross unrealized depreciation                   (13,512,294)
        ------------------------------------------------------------
        Net unrealized appreciation                     $63,401,735
        ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended                          Year ended
                                             10/31/03                                4/30/03
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                         33,484,380        $438,341,671         53,583,571          $666,471,550
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                        1,935,148          25,216,914          4,239,071            52,704,901
------------------------------------------------------------------------------------------------------------
Shares reacquired                  (41,716,388)       (543,567,246)       (51,653,643)         (643,384,521)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            (6,296,860)       $(80,008,661)          6,168,999           $75,791,930
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          4,027,115         $52,448,211         15,036,570          $186,594,982
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          661,250           8,586,873          1,446,005            17,923,585
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (8,613,460)       (111,552,058)       (12,788,436)         (158,630,861)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (3,925,095)       $(50,516,974)         3,694,139           $45,887,706
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            960,580         $12,489,488          3,181,711           $39,389,428
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          132,954           1,724,099            318,590             3,942,493
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (1,860,175)        (24,103,229)        (3,896,016)          (48,242,113)
------------------------------------------------------------------------------------------------------------
Net decrease                          (766,641)        $(9,889,642)          (395,715)          $(4,910,192)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                            688,005          $9,027,604          3,850,486           $48,720,670
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          108,636           1,416,254            122,598             1,535,631
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (1,562,307)        (20,277,460)        (1,278,326)          (16,051,738)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (765,666)        $(9,833,602)         2,694,758           $34,204,563
------------------------------------------------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             10/31/03                               4/30/03*

CLASS R1 SHARES

Shares sold                            373,731          $4,857,965             98,132            $1,255,845
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            3,169              41,073                 30                   383
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (212,181)         (2,751,742)           (31,254)             (399,742)
------------------------------------------------------------------------------------------------------------
Net increase                           164,719          $2,147,296             66,908              $856,486
------------------------------------------------------------------------------------------------------------

                                              Period ended
                                              10/31/03***
                                       SHARES              AMOUNT

CLASS R2 SHARES

Shares sold                              3,088             $40,020
------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               --                  --
------------------------------------------------------------------
Shares reacquired                           --                  --
------------------------------------------------------------------
Net increase                             3,088             $40,020
------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             10/31/03                               4/30/03**
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529A SHARES
Shares sold                              2,098             $27,759             10,839              $137,466
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              301               3,920                 83                 1,059
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (131)             (1,726)              (171)               (2,141)
------------------------------------------------------------------------------------------------------------
Net increase                             2,268             $29,953             10,751              $136,384
------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                              3,687             $48,106              6,161               $76,789
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              169               2,195                 87                 1,100
------------------------------------------------------------------------------------------------------------
Shares reacquired                          (69)               (905)               (26)                 (328)
------------------------------------------------------------------------------------------------------------
Net increase                             3,787             $49,396              6,222               $77,561
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              3,642             $47,543              7,603               $94,769
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              200               2,602                 90                 1,136
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (242)             (3,094)               (17)                 (215)
------------------------------------------------------------------------------------------------------------
Net increase                             3,600             $47,051              7,676               $95,690
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 ** For the period from the inception of Class 529A, Class 529B, and Class 529C shares, July 31, 2002, through April 30, 2003.
*** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003, was $5,660. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                 UNREALIZED
DESCRIPTION             EXPIRATION      CONTRACTS    POSITION   DEPRECIATION
U.S. Treasury Notes     December 2003      224         Short          $(38,500)
-------------------------------------------------------------------------------

At October 31, 2003, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
William J. Adams(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
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YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges, and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

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CONTACT INFORMATION
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INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
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General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
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Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
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Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            MFB-SEM-12/03 105M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) EMERGING
OPPORTUNITIES FUND
------------------------------
MFS(R) LARGE CAP
VALUE FUND

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING OPPORTUNITIES FUND

The fund seeks long-term growth of capital.

MFS(R) LARGE CAP VALUE FUND

The fund seeks long-term growth of capital.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

---------------------------------------------
To view MFS' statement concerning regulatory
issues affecting the mutual fund industry and
the firm, please visit www.mfs.com.
---------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
PERFORMANCE SUMMARY                                1
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           5
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     24
----------------------------------------------------
TRUSTEES AND OFFICERS                             29


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NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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PERFORMANCE SUMMARY THROUGH 10/31/03
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Currently, each fund offers Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary for more information.)

Visit mfs.com for the most current performance results.

Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results, and the performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS EMERGING OPPORTUNITIES FUND

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                       Class
  Share class      inception date     6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
       A               5/2/00          --         52.56%     -1.50%      0.80%
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       I               6/1/00          --         52.55%     -1.40%      0.89%
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--------------------
Average annual
--------------------

Comparative Benchmarks
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Average mid cap core fund+             24.90%     30.88%      0.19%      1.57%
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Russell MidCap Growth Index#           28.75%     39.30%    -13.08%    -11.85%
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Russell 2500 Growth Index#***          34.33%     44.76%     -8.41%     -8.90%
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Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge**
--------------------

------------------------------------------------------------------------------
       A                                 --       43.78%     -3.43%     -0.89%
------------------------------------------------------------------------------
  I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

  Share class                           6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
       A                               36.04%     52.56%     -4.44%      2.82%
------------------------------------------------------------------------------
       I                               36.08%     52.55%     -4.14%      3.14%
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  Periods less than one year are actual, not annualized.

  * For the period from the commencement of the fund's investment operations, May 2, 2000, through October 31, 2003. Index information is from May 1, 2000.
 ** Takes into account the maximum sales charge of 5.75%.
*** Effective December 31, 2002, the fund no longer uses the Russell 2500 Growth
    Index as a benchmark because we believe the Russell MidCap Growth Index better reflects the fund's investment policies and objectives.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE RUSSELL MIDCAP GROWTH INDEX - measures the performance of U.S. mid-cap growth stocks.

THE RUSSELL 2500 GROWTH INDEX - measures the performance of U.S. small- and mid-cap growth stocks.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small companies is riskier than investing in more-established companies.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Investing in mid-sized companies is riskier than investing in more-established companies.

When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

MFS LARGE CAP VALUE FUND

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                       Class
  Share class      inception date     6-mo       1-yr       3-yr       Life*
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       A               5/4/99          --         16.08%     -0.66%      4.28%
------------------------------------------------------------------------------
       I               5/5/99          --         15.69%     -0.47%      4.60%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average large
cap value fund+                        15.95%     20.77%     -3.07%     -1.34%
------------------------------------------------------------------------------
Russell 1000 Value
Index#                                 16.74%     22.87%     -0.86%     -0.04%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge**
--------------------

------------------------------------------------------------------------------
       A                                  --       9.41%     -2.60%      2.92%
------------------------------------------------------------------------------
  I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                               12.56%     16.08%     -1.96%     20.74%
------------------------------------------------------------------------------
       I                               11.98%     15.69%     -1.40%     22.36%
------------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

 * For the period from the commencement of the fund's investment operations, May 4, 1999, through October 31, 2003. Index information is from May 1, 1999.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 1000 VALUE INDEX - measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees). Because I share expenses are lower than those of A, performance shown for this share class is lower than it would have been had it been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsides and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This publication is authorized for distribution only when preceded or accompanied by a prospectus for the portfolio being offered.

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PORTFOLIO  OF INVESTMENTS (unaudited) - 10/31/03 MFS(R) EMERGING OPPORTUNITIES FUND
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The Portfolio of Investments is a complete list of all securities owned by your fund as of 10/31/03.
It is categorized by broad-based asset classes.

Stocks - 88.7%
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ISSUER                                                                    SHARES                $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 78.6%
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Banks & Credit Companies - 2.0%
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Conseco, Inc.*                                                             1,100                $22,440
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Investors Financial Services Corp.                                           300                 10,599
-------------------------------------------------------------------------------------------------------
                                                                                                $33,039
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Biotechnology - 4.2%
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Affymetrix, Inc.*                                                            400                $10,252
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Amgen, Inc.*                                                                 200                 12,352
-------------------------------------------------------------------------------------------------------
Dendreon Corp.*                                                              600                  5,052
-------------------------------------------------------------------------------------------------------
Dyax Corp.*                                                                  900                  4,410
-------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                             500                 21,925
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Serologicals Corp.*                                                        1,000                 16,000
-------------------------------------------------------------------------------------------------------
                                                                                                $69,991
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.1%
-------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                        900                $19,908
-------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                          300                 11,496
-------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                          300                 13,743
-------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                  1,800                 11,970
-------------------------------------------------------------------------------------------------------
LIN TV Corp., "A"*                                                           500                 11,275
-------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                              1,100                 19,998
-------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                        1,000                 29,930
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                                                                                               $118,320
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Brokerage & Asset Managers - 2.0%
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Affiliated Managers Group, Inc.*                                             200                $14,500
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Ameritrade Holding Corp.*                                                  1,400                 19,096
-------------------------------------------------------------------------------------------------------
                                                                                                $33,596
-------------------------------------------------------------------------------------------------------
Business Services - 6.6%
-------------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                             2,800                $24,360
-------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                           300                 11,346
-------------------------------------------------------------------------------------------------------
EVCI Career Colleges, Inc.*                                                3,800                 18,050
-------------------------------------------------------------------------------------------------------
Lightbridge, Inc.*                                                           900                  8,640
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                               300                 13,920
-------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                     600                 15,282
-------------------------------------------------------------------------------------------------------
Resources Connection, Inc.*                                                  400                  9,892
-------------------------------------------------------------------------------------------------------
School Specialty, Inc.*                                                      300                  8,364
-------------------------------------------------------------------------------------------------------
                                                                                               $109,854
-------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                        530                 $7,579
-------------------------------------------------------------------------------------------------------

Computer Software - 4.4%
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                           500                 $6,950
-------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                          350                 15,645
-------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                                 1,200                 16,716
-------------------------------------------------------------------------------------------------------
Roxio, Inc.*                                                               1,900                 19,361
-------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                      400                 14,460
-------------------------------------------------------------------------------------------------------
                                                                                                $73,132
-------------------------------------------------------------------------------------------------------

Consumer Services - 4.0%
-------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                    1,000                $53,550
-------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                                   200                 12,384
-------------------------------------------------------------------------------------------------------
                                                                                                $65,934
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                    900                $27,945
-------------------------------------------------------------------------------------------------------

Electronics - 6.7%
-------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                             1,360                $13,124
-------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                         200                 11,750
-------------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.*                                                     300                  6,954
-------------------------------------------------------------------------------------------------------
Intest Corp.*                                                              2,500                 16,375
-------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc.*                                              2,700                 13,824
-------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                      200                  8,258
-------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                            700                 12,719
-------------------------------------------------------------------------------------------------------
Silicon Image, Inc.*                                                         725                  5,097
-------------------------------------------------------------------------------------------------------
White Electronic Designs Corp.*                                              900                  9,900
-------------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                                400                 12,680
-------------------------------------------------------------------------------------------------------
                                                                                               $110,681
-------------------------------------------------------------------------------------------------------
Entertainment - 1.2%
-------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                              900                $20,376
-------------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.1%
-------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                 500                $14,855
-------------------------------------------------------------------------------------------------------
Station Casinos, Inc.*                                                       700                 20,825
-------------------------------------------------------------------------------------------------------
                                                                                                $35,680
-------------------------------------------------------------------------------------------------------
Internet - 1.1%
-------------------------------------------------------------------------------------------------------
GSI Commerce, Inc.*                                                        1,100                $10,736
-------------------------------------------------------------------------------------------------------
SCO Group, Inc.*                                                             400                  6,760
-------------------------------------------------------------------------------------------------------
                                                                                                $17,496
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.5%
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                       300                $12,075
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                    2,100                 28,980
-------------------------------------------------------------------------------------------------------
                                                                                                $41,055
-------------------------------------------------------------------------------------------------------
Medical Equipment - 9.0%
-------------------------------------------------------------------------------------------------------
Aradigm Corp.*                                                             4,900                $10,437
-------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                               3,300                 42,669
-------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                 300                 13,257
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                100                  5,101
-------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                            400                 25,436
-------------------------------------------------------------------------------------------------------
STAAR Surgical Co.*                                                        1,400                 13,874
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                       900                 19,782
-------------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                            1,200                 18,468
-------------------------------------------------------------------------------------------------------
                                                                                               $149,024
-------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
-------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                             200                 $6,562
-------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                   300                 11,169
-------------------------------------------------------------------------------------------------------
                                                                                                $17,731
-------------------------------------------------------------------------------------------------------

Pharmaceuticals - 2.4%
-------------------------------------------------------------------------------------------------------
Inspire Pharmaceutical, Inc.*                                              1,000                $18,620
-------------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                      1,400                 21,378
-------------------------------------------------------------------------------------------------------
                                                                                                $39,998
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.6%
-------------------------------------------------------------------------------------------------------
Bowne & Co., Inc.                                                            900                $13,500
-------------------------------------------------------------------------------------------------------
Meredith Corp.                                                               400                 19,408
-------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                              700                 10,843
-------------------------------------------------------------------------------------------------------
                                                                                                $43,751
-------------------------------------------------------------------------------------------------------
Special Products & Services - 0.4%
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                         200                 $7,380
-------------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.8%
-------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                           500                $13,450
-------------------------------------------------------------------------------------------------------

Specialty Stores - 0.7%
-------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                               470                $12,036
-------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.9%
-------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                             1,300                $14,274
-------------------------------------------------------------------------------------------------------

Telephone Services - 6.0%
-------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.*                                                     1,800                 $9,198
-------------------------------------------------------------------------------------------------------
Citizens Communications Co.*                                               1,300                 16,185
-------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                 1,000                 61,730
-------------------------------------------------------------------------------------------------------
Spectrasite, Inc.*                                                           320                 12,400
-------------------------------------------------------------------------------------------------------
                                                                                                $99,513
-------------------------------------------------------------------------------------------------------
Trucking - 1.5%
-------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                 300                $11,262
-------------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                                  600                 13,458
-------------------------------------------------------------------------------------------------------
                                                                                                $24,720
-------------------------------------------------------------------------------------------------------
Wireless Communications - 7.1%
-------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                 4,000                $46,400
-------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                          3,300                 41,778
-------------------------------------------------------------------------------------------------------
NEXTEL Communications, Inc., "A"*                                          1,000                 24,200
-------------------------------------------------------------------------------------------------------
SBA Communications Corp.*                                                  1,400                  5,698
-------------------------------------------------------------------------------------------------------
                                                                                               $118,076
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                            $1,304,631
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 10.1%
-------------------------------------------------------------------------------------------------------
Bermuda - 1.8%
-------------------------------------------------------------------------------------------------------
Central European Media, "A" (Broadcast & Cable TV)*                          700                $20,986
-------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                 200                  8,774
-------------------------------------------------------------------------------------------------------
                                                                                                $29,760
-------------------------------------------------------------------------------------------------------
Brazil - 1.7%
-------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica, ADR (Aerospace)                 1,100                $28,545
-------------------------------------------------------------------------------------------------------

Canada - 2.5%
-------------------------------------------------------------------------------------------------------
BOMBARDIER, Inc., "B" (Aerospace)                                          2,300                $10,323
-------------------------------------------------------------------------------------------------------
Inmet Mining Corp. (Metals & Mining)*                                      1,800                 16,294
-------------------------------------------------------------------------------------------------------
Intrawest Corp. (Gaming & Lodging)                                           900                 15,129
-------------------------------------------------------------------------------------------------------
                                                                                                $41,746
-------------------------------------------------------------------------------------------------------
Germany - 0.7%
-------------------------------------------------------------------------------------------------------
Amadeus AG (Business Services)                                             1,850                $12,029
-------------------------------------------------------------------------------------------------------

Ireland - 0.6%
-------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)*                                             200                $10,300
-------------------------------------------------------------------------------------------------------

Japan - 0.9%
-------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                               1,000                $14,458
-------------------------------------------------------------------------------------------------------

Luxembourg - 1.9%
-------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A. (Wireless
Communications)*                                                             500                $30,785
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                           $167,623
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,251,634)                                                   $1,472,254
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.5%
-------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                    $ VALUE
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 11/03/03, at Amortized Cost                      $59                $58,997
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 8.2%
-------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 10/31/03, due 11/03/03, total to be
received $136,012 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                     $136               $136,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,446,631)                                              $1,667,251
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.4)%                                                          (6,839)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,660,412
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

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PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/03 MFS(R) LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund as of 10/31/03.
It is categorized by broad-based asset classes.

Stocks - 91.6%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES              $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 83.9%
-------------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                   25                 $765
-------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 15.8%
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                          135              $10,224
-------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                 198                8,405
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                365               17,301
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                                136                9,750
-------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                    230                9,290
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                         304                9,080
-------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                               100                3,185
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                           134                8,987
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                   148                4,029
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                  74                3,394
-------------------------------------------------------------------------------------------------------
                                                                                                $83,645
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.9%
-------------------------------------------------------------------------------------------------------
Comcast Corp. "Special A"*                                                     160               $5,219
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                 140                4,770
-------------------------------------------------------------------------------------------------------
                                                                                                 $9,989
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.5%
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                        80               $3,793
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      114                6,749
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                               114                6,255
-------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                       45                1,852
-------------------------------------------------------------------------------------------------------
                                                                                                $18,649
-------------------------------------------------------------------------------------------------------
Chemicals - 3.4%
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                 123               $5,585
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                               172                6,483
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                           105                6,053
-------------------------------------------------------------------------------------------------------
                                                                                                $18,121
-------------------------------------------------------------------------------------------------------
Computer Software - 1.1%
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                223               $5,832
-------------------------------------------------------------------------------------------------------

Computer Software - Systems - 2.0%
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                            255               $5,689
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                           52                4,653
-------------------------------------------------------------------------------------------------------
                                                                                                $10,342
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.0%
-------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                           20               $1,064
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                   130                4,147
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                           125                6,601
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                            41                4,030
-------------------------------------------------------------------------------------------------------
                                                                                                $15,842
-------------------------------------------------------------------------------------------------------

Electrical Equipment - 2.1%
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                           100               $5,675
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                           191                5,541
-------------------------------------------------------------------------------------------------------
                                                                                                $11,216
-------------------------------------------------------------------------------------------------------
Electronics - 1.7%
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                     25                 $826
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                        286                8,271
-------------------------------------------------------------------------------------------------------
                                                                                                 $9,097
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                             165               $8,003
-------------------------------------------------------------------------------------------------------

Energy - Integrated - 5.0%
-------------------------------------------------------------------------------------------------------
ConocoPhillips Co.                                                              65               $3,715
-------------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                               450               16,461
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                     175                6,170
-------------------------------------------------------------------------------------------------------
                                                                                                $26,346
-------------------------------------------------------------------------------------------------------
Entertainment - 2.0%
-------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                              138               $5,502
-------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                225                5,094
-------------------------------------------------------------------------------------------------------
                                                                                                $10,596
-------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
-------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                    150               $2,624
-------------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 2.9%
-------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                     372               $5,338
-------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                    215                7,123
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                   60                2,869
-------------------------------------------------------------------------------------------------------
                                                                                                $15,330
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
-------------------------------------------------------------------------------------------------------
International Paper Co.                                                        190               $7,477
-------------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.7%
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                            125               $1,980
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                                   55                1,855
-------------------------------------------------------------------------------------------------------
                                                                                                 $3,835
-------------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
-------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                       75               $2,097
-------------------------------------------------------------------------------------------------------

Insurance - 4.6%
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                 198               $7,821
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                    107                7,149
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                         86                4,721
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                  145                4,553
-------------------------------------------------------------------------------------------------------
                                                                                                $24,244
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                     80               $4,850
-------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                         45                 $621
-------------------------------------------------------------------------------------------------------

Medical Equipment - 0.1%
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                      25                 $665
-------------------------------------------------------------------------------------------------------

Metals & Mining - 1.1%
-------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                    170               $5,367
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.*                                                             10                  617
-------------------------------------------------------------------------------------------------------
                                                                                                 $5,984
-------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
-------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                          140               $3,129
-------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                              53                1,465
-------------------------------------------------------------------------------------------------------
                                                                                                 $4,594
-------------------------------------------------------------------------------------------------------
Oil Services - 4.2%
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                            155               $3,489
-------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                   246                8,445
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                              225               10,569
-------------------------------------------------------------------------------------------------------
                                                                                                $22,503
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                        21                 $533
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                 53                3,531
-------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                          110                5,536
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                               35                1,549
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                   192                6,067
-------------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                          330                5,039
-------------------------------------------------------------------------------------------------------
Wyeth                                                                          115                5,076
-------------------------------------------------------------------------------------------------------
                                                                                                $27,331
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
-------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                        148               $7,034
-------------------------------------------------------------------------------------------------------
Tribune Co.                                                                    156                7,652
-------------------------------------------------------------------------------------------------------
                                                                                                $14,686
-------------------------------------------------------------------------------------------------------
Railroad & Shipping - 2.3%
-------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Railway Co.                                       220               $6,367
-------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                             89                5,571
-------------------------------------------------------------------------------------------------------
                                                                                                $11,938
-------------------------------------------------------------------------------------------------------
Real Estate - 1.1%
-------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust                                            205               $5,996
-------------------------------------------------------------------------------------------------------

Restaurants - 1.0%
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                               220               $5,502
-------------------------------------------------------------------------------------------------------

Telephone Services - 4.9%
-------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                     318               $5,912
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                213                5,604
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                       365                8,753
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   176                5,913
-------------------------------------------------------------------------------------------------------
                                                                                                $26,182
-------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                             117               $5,441
-------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.7%
-------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                   50               $2,695
-------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                    65                4,124
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                               40                1,376
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                 24                1,530
-------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                  45                  932
-------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                      9                  329
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                       95                3,792
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                      200                4,564
-------------------------------------------------------------------------------------------------------
                                                                                                $19,342
-------------------------------------------------------------------------------------------------------
Wireless Communications - 1.0%
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                                  500               $3,625
-------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                  27                1,690
-------------------------------------------------------------------------------------------------------
                                                                                                 $5,315
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                              $445,000
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 7.7%
-------------------------------------------------------------------------------------------------------
Australia - 0.7%
-------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                            460               $3,818
-------------------------------------------------------------------------------------------------------

Finland - 0.6%
-------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                               200               $3,398
-------------------------------------------------------------------------------------------------------

Netherlands - 0.2%
-------------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Specialty Chemicals)                                           40               $1,263
-------------------------------------------------------------------------------------------------------

Switzerland - 1.0%
-------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                  135               $5,137
-------------------------------------------------------------------------------------------------------

United Kingdom - 5.2%
-------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                              232               $9,832
-------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                              250                2,939
-------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                    1,070                8,311
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Wireless Communications)                              293                6,197
-------------------------------------------------------------------------------------------------------
                                                                                                $27,279
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                            $40,895
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $451,679)                                                       $485,895
-------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.7%
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 1.7%
-------------------------------------------------------------------------------------------------------
Insurance - 1.1%
-------------------------------------------------------------------------------------------------------
Chubb Corp., 7s                                                                 80               $2,220
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6s                                     70                3,848
-------------------------------------------------------------------------------------------------------
                                                                                                 $6,068
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
-------------------------------------------------------------------------------------------------------
Motorola, Inc., 7s                                                              75               $3,171
-------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $8,821)                                     $9,239
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.0%
-------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                           (000 Omitted)                  $ VALUE
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 11/03/03, at Amortized Cost                        $21              $20,999
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.8%
-------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 10/31/03, due 11/03/03, total to be
received $15,001 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                           $15              $15,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $496,499)                                                  $531,133
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                            (720)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $530,413
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO FOOTNOTES:

* Non-income producing security.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS EMERGING OPPORTUNITIES FUND

AT 10/31/03

ASSETS

Investments, at value (identified cost, $1,446,631)                   $1,667,251
-----------------------------------------------------------------------------------------------------
Cash                                                                         416
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                           95,620
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                             18
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $1,763,305
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                       $102,852
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                              30
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                           11
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $102,893
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,660,412
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,737,336
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    220,620
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                   (293,858)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                           (3,686)
-----------------------------------------------------------------------------------------------------
Total                                                                                      $1,660,412
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    $173,523
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                            $494,606
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                      51,771
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.55
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.55)                                                   $10.13
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                          $1,165,806
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     121,752
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.58
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

MFS LARGE CAP VALUE FUND

AT 10/31/03

ASSETS

Investments, at value (identified cost, $496,499)                         $531,133
-----------------------------------------------------------------------------------------------------
Cash                                                                           185
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                              3,447
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                              863
-----------------------------------------------------------------------------------------------------
Total assets                                                                                 $535,628
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                           $5,200
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                                12
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                              3
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                              $5,215
-----------------------------------------------------------------------------------------------------
Net assets                                                                                   $530,413
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                           $529,856
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                       34,634
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                               (39,279)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                              5,202
-----------------------------------------------------------------------------------------------------
Total                                                                                        $530,413
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     $53,775
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                              $530,393
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                        53,773
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.86
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.86)                                                   $10.46
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                                $20.47
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                         2.047
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.00
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

MFS EMERGING OPPORTUNITIES FUND

SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                 $2,108
-----------------------------------------------------------------------------------------------------
  Interest                                                                     529
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                        (8)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                        $2,629
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $4,636
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                              680
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            45
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              2,461
-----------------------------------------------------------------------------------------------------
  Printing                                                                   5,953
-----------------------------------------------------------------------------------------------------
  Postage                                                                       50
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             10,051
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                   247
-----------------------------------------------------------------------------------------------------
  Dividend expense on securities sold short                                    133
-----------------------------------------------------------------------------------------------------
  Professional services                                                      1,700
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                                569
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $26,525
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (28)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                              (20,182)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $6,315
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                           $(3,686)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                                 $230,738
-----------------------------------------------------------------------------------------------------
  Securities sold short                                                     (8,203)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                (77)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                           $222,458
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                             $157,518
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $157,518
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $379,976
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $376,290
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

MFS LARGE CAP VALUE FUND

SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                 $5,721
-----------------------------------------------------------------------------------------------------
  Interest                                                                     206
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                       (37)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                        $5,890
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $1,916
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                              280
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            20
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              3,854
-----------------------------------------------------------------------------------------------------
  Printing                                                                     615
-----------------------------------------------------------------------------------------------------
  Postage                                                                        4
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             14,306
-----------------------------------------------------------------------------------------------------
  Professional services                                                      1,700
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                                463
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $23,158
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (113)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                              (20,491)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $2,554
-----------------------------------------------------------------------------------------------------
Net investment income                                                                          $3,336
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                                   $1,873
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                 25
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             $1,898
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                              $54,132
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                  (17)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                           $54,115
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                          $56,013
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                        $59,349
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS EMERGING OPPORTUNITIES FUND

                                                                     SIX MONTHS
                                                                        ENDED               YEAR ENDED
                                                                       10/31/03               4/30/03
                                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                     $(3,686)              $(3,219)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            222,458              (180,186)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                             157,518                45,936
------------------------------------------------------------------   --------------------------------
Increase (decrease) in net assets from operations                      $376,290             $(137,469)
------------------------------------------------------------------   ----------       ---------------
Net increase in net assets from fund share transactions                $343,340              $138,419
------------------------------------------------------------------   ----------       ---------------
Total increase in net assets                                           $719,630                  $950
------------------------------------------------------------------   ----------       ---------------

NET ASSETS

At beginning of period                                                 $940,782              $939,832
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $3,686 and $0, respectively)                                      $1,660,412              $940,782
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

MFS LARGE CAP VALUE FUND

                                                                     SIX MONTHS
                                                                        ENDED              YEAR ENDED
                                                                      10/31/03               4/30/03
                                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                    $3,336                $7,331
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                              1,898               (29,829)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                              54,115               (37,073)
----------------------------------------------------------------   ------------       ---------------
Increase (decrease) in net assets from operations                       $59,349              $(59,571)
----------------------------------------------------------------   ------------       ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                                        $--               $(6,930)
----------------------------------------------------------------   ----------------------------------
From net investment income (Class I)                                         --                    (3)
----------------------------------------------------------------   ------------       ---------------
Total distributions declared to shareholders                                $--               $(6,933)
----------------------------------------------------------------   ------------       ---------------
Net increase (decrease) in net assets from fund share
transactions                                                            $(3,265)               $9,025
----------------------------------------------------------------   ------------       ---------------
Total increase (decrease) in net assets                                 $56,084              $(57,479)
----------------------------------------------------------------   ------------       ---------------

NET ASSETS

At beginning of period                                                 $474,329              $531,808
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $5,202 and $1,866, respectively)                  $530,413              $474,329
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

MFS EMERGING OPPORTUNITIES FUND
                                                   SIX MONTHS            YEAR ENDED 4/30
                                                        ENDED        -------------------------                 PERIOD ENDED
                                                     10/31/03           2003              2002                     4/30/01*
CLASS A                                           (UNAUDITED)

Net asset value, beginning of period                    $7.02             $8.30             $7.79                    $10.00
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.02)           $(0.03)           $(0.03)                   $(0.03)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign currency             2.55             (1.25)             0.54                     (1.51)
-------------------------------------------------   ---------       -----------       -----------          ----------------
Total from investment operations                        $2.53            $(1.28)            $0.51                    $(1.54)
-------------------------------------------------   ---------       -----------       -----------          ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on
  investments and foreign currency
  transactions                                            $--               $--               $--                    $(0.67)
-------------------------------------------------   ---------       -----------       -----------          ----------------
Net asset value, end of period                          $9.55             $7.02             $8.30                     $7.79
-------------------------------------------------   ---------       -----------       -----------          ----------------
Total return (%)(+)                                     36.04++          (15.42)             6.55                    (16.13)++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.02+             1.02              1.04                      1.03+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.55)+           (0.42)            (0.36)                    (0.35)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        174               252               129                       169
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $495              $454              $387                      $503
---------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                    $(0.16)           $(0.37)           $(0.44)                   $(0.27)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               4.28+             6.16              6.50                      3.45+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (3.81)+           (5.56)            (5.82)                    (2.77)+
---------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, May 2, 2000, through April 30, 2001.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

MFS EMERGING OPPORTUNITIES FUND
                                                   SIX MONTHS              YEAR ENDED 4/30
                                                        ENDED        -------------------------                  PERIOD ENDED
                                                     10/31/03           2003              2002                     4/30/01*
CLASS I                                           (UNAUDITED)

Net asset value, beginning of period                    $7.04             $8.29             $7.79                    $10.00
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.03)           $(0.03)           $(0.03)                   $(0.04)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                               2.57             (1.22)             0.53                     (1.50)
----------------------------------------------   ------------       -----------       -----------          ----------------
Total from investment operations                        $2.54            $(1.25)            $0.50                    $(1.54)
----------------------------------------------   ------------       -----------       -----------          ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on
  investments and foreign currency
  transactions                                            $--               $--               $--                    $(0.67)
----------------------------------------------   ------------       -----------       -----------          ----------------
Net asset value, end of period                          $9.58             $7.04             $8.29                     $7.79
----------------------------------------------   ------------       -----------       -----------          ----------------
Total return (%)                                        36.08++          (15.08)             6.42                    (16.13)++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.02+             1.02              1.04                      1.03+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.63)+           (0.44)            (0.38)                    (0.36)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        174               252               129                       169
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                               $1,165              $487              $552                      $795
---------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                    $(0.16)           $(0.38)           $(0.46)                   $(0.30)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               4.28+             6.16              6.50                      3.45+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (3.89)+           (5.58)            (5.84)                    (2.77)+
---------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class I shares, June 1, 2000, through April 30, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

MFS LARGE CAP VALUE FUND
                                           SIX MONTHS                    YEAR ENDED 4/30
                                                ENDED       ---------------------------------------              PERIOD ENDED
                                             10/31/03          2003            2002            2001                  4/30/00*
CLASS A                                   (UNAUDITED)

Net asset value, beginning of period            $8.76          $10.02          $11.01          $10.23                  $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.06           $0.14           $0.11           $0.12                   $0.12
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                           1.04           (1.27)          (0.56)           1.54                    0.66
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total from investment
operations                                      $1.10          $(1.13)         $(0.45)          $1.66                   $0.78
--------------------------------------   ------------      ----------      ----------      ----------         ---------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $--          $(0.13)         $(0.12)         $(0.14)                 $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                            --              --           (0.27)          (0.74)                  (0.48)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions                    --              --           (0.15)             --                      --
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total distributions declared to
shareholders                                      $--          $(0.13)         $(0.54)         $(0.88)                 $(0.55)
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Net asset value, end of period                  $9.86           $8.76          $10.02          $11.01                  $10.23
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total return (%)(+)                             12.56++        (11.28)          (3.94)          16.40                    8.14++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.04+           1.04            1.04            1.04                    1.04+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            1.30+           1.55            1.17            1.13                    1.13+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 25              61              58              67                     100
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $530            $474            $532            $533                    $519
-----------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.32)         $(0.53)         $(0.63)         $(0.38)                 $(0.57)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                       9.06+           8.62            9.09            5.69                    7.74+
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (6.72)+         (6.03)          (6.63)          (3.52)                  (5.57)+
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, May 4, 1999, through April 30, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

MFS LARGE CAP VALUE FUND
                                           SIX MONTHS                    YEAR ENDED 4/30
                                                ENDED       ---------------------------------------              PERIOD ENDED
                                             10/31/03          2003            2002            2001                  4/30/00*
CLASS I                                   (UNAUDITED)

Net asset value, beginning of period            $8.93          $10.17          $11.13          $10.28                  $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.10           $0.11           $0.15           $0.20                   $0.11
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                           0.97           (1.22)          (0.57)           1.53                    0.72
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total from investment operations                $1.07          $(1.11)         $(0.42)          $1.73                   $0.83
--------------------------------------   ------------      ----------      ----------      ----------         ---------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $--          $(0.13)         $(0.12)         $(0.14)                 $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                            --              --           (0.27)          (0.74)                  (0.48)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions                    --              --           (0.15)             --                      --
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total distributions declared to
shareholders                                      $--          $(0.13)         $(0.54)         $(0.88)                 $(0.55)
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Net asset value, end of period                 $10.00           $8.93          $10.17          $11.13                  $10.28
--------------------------------------   ------------      ----------      ----------      ----------         ---------------
Total return (%)                                11.98++        (10.91)          (3.63)          17.14                    8.65++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                       0.34+           1.04            1.04            1.04                    1.04+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            2.10+           1.27            1.44            1.83                    1.12+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 25              61              58              67                     100
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                       $20            $179            $203            $223                    $206
-----------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.28)         $(0.57)         $(0.63)         $(0.31)                 $(0.59)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                       8.36+           8.62            9.09            5.69                    7.74+
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (5.92)+         (6.31)          (6.63)          (2.83)                  (5.58)+
-----------------------------------------------------------------------------------------------------------------------------

 * From the period from the inception of Class I shares, May 5, 1999, through April 30, 2000.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Opportunities Fund and MFS Large Cap Value Fund (the funds) are each a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in each fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT SALES - The MFS Emerging Opportunities Fund may enter into short sales. A short sale transaction involves selling a security, which the fund does not own, with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended April 30, 2003 and April 30, 2002 was as follows:

                                                    MFS LARGE CAP VALUE FUND
                                            --------------------------------

                                               4/30/03               4/30/02
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                               $6,933               $15,709
------------------------------------------------------------------------------
  Long-term capital gain                            --                10,087
------------------------------------------------------------------------------
Total distributions declared                    $6,933               $25,796
------------------------------------------------------------------------------

The MFS Emerging Opportunities Fund paid no distributions for the years ended April 30, 2003 and April 30, 2002.

As of April 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows.
                                               MFS EMERGING        MFS LARGE CAP
                                         OPPORTUNITIES FUND           VALUE FUND

Undistributed ordinary income                          $--               $1,849
--------------------------------------------------------------------------------
Capital loss carryforward                         (432,649)             (27,594)
--------------------------------------------------------------------------------
Post-October capital loss deferral                 (83,502)             (10,720)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)              62,937              (22,327)
--------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                             MFS EMERGING         MFS LARGE CAP
EXPIRATION DATE:                       OPPORTUNITIES FUND            VALUE FUND

April 30, 2010                                 $(258,269)                  $--
-------------------------------------------------------------------------------
April 30, 2011                                  (174,380)              (27,594)
-------------------------------------------------------------------------------
Total                                          $(432,649)             $(27,594)
-------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. Each fund's management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

Each fund has a temporary expense reimbursement agreement whereby MFS has contractually agreed to pay all of the fund's operating expenses, exclusive of management fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 2003 aggregate unreimbursed expenses amounted to $5,110 and $6,128 for MFS Emerging Opportunities Fund and MFS Large Cap Value Fund, respectively. The reimbursement plan for each fund expired on September 1, 2003. MFS instituted a new plan through September 1, 2004.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently waiving their right to receive compensation from each fund.

ADMINISTRATOR - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee not to exceed the following annual percentage rates of the funds' average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of each fund for the six months ended October 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the funds will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently not being implemented.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed during the six months ended October 31, 2003.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, were as follows:

                                            MFS EMERGING           MFS LARGE CAP
                                      OPPORTUNITIES FUND              VALUE FUND

PURCHASES
Investments (non-U.S. government
  securities)                                 $2,332,985                $120,071
--------------------------------------------------------------------------------
SALES
Investments (non-U.S. government
  securities)                                 $1,981,051                $121,179
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                                            MFS EMERGING          MFS LARGE CAP
                                      OPPORTUNITIES FUND             VALUE FUND

Aggregate cost                               $1,446,796               $499,345
-------------------------------------------------------------------------------
Gross unrealized appreciation                  $247,154                $46,164
-------------------------------------------------------------------------------
Gross unrealized depreciation                   (26,699)               (14,376)
-------------------------------------------------------------------------------
Net unrealized appreciation                    $220,455                $31,788
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         MFS EMERGING OPPORTUNITIES FUND
                                    ------------------------------------------
                                        SIX MONTHS
                                      ENDED 10/31/03       YEAR ENDED 4/30/03
CLASS A SHARES                       SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                           15,958    $138,746    26,674   $175,429
--------------------------------------------------------------------------------
Shares reacquired                    (28,871)   (265,893)   (8,645)   (56,454)
--------------------------------------------------------------------------------
Net increase (decrease)              (12,913)  $(127,147)   18,029   $118,975
--------------------------------------------------------------------------------

CLASS I SHARES                       SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                           58,061    $515,644    41,849   $279,220
--------------------------------------------------------------------------------
Shares reacquired                     (5,447)    (45,157)  (39,312)  (259,776)
--------------------------------------------------------------------------------
Net increase                          52,614    $470,487      2,537    $19,444
--------------------------------------------------------------------------------

                                             MFS LARGE CAP VALUE FUND
                                    ------------------------------------------
                                        SIX MONTHS
                                      ENDED 10/31/03       YEAR ENDED 4/30/03
CLASS A SHARES                       SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                               43        $410       353     $3,097
--------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             --          --       791      6,929
--------------------------------------------------------------------------------
Shares reacquired                       (372)     (3,503)     (104)    (1,001)
--------------------------------------------------------------------------------
Net increase (decrease)                 (329)    $(3,093)    1,040     $9,025
--------------------------------------------------------------------------------

CLASS I SHARES                       SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                                2         $20        --        $--
--------------------------------------------------------------------------------
Shares reacquired                        (20)       (192)       --         --
--------------------------------------------------------------------------------
Net decrease                             (18)      $(172)       --        $--
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to MFS Emerging Opportunities Fund and MFS Large Cap Value Fund for the six months ended October 31, 2003, was $5, and $2, respectively. Each fund had no borrowings during the period.

(7) SUBSEQUENT EVENTS

On December 17, 2003, the Board of Trustees of MFS Series Trust IX approved the termination and liquidation of MFS Large Cap Value Fund effective on or about December 31, 2003.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds" shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the funds are series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, Age, Position with the Trust, Principal Occupation, and Other Directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman                        ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman                   Private investor; Rockefeller Financial Services, Inc.
                                                                     (investment advisers), Chairman and Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59) Trustee and President
Massachusetts Financial Services Company, Chief Executive            LAWRENCE T. PERERA (born 06/23/35) Trustee
Officer and Director                                                 Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                            WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, President,                 Private investor; Harvard University Graduate School of
Chief Investment Officer and Director                                Business Administration, Class of 1961 Adjunct Professor
                                                                     in Entrepreneurship Emeritus; CBL & Associates Properties,
                                                                     Inc. (real estate investment trust), Director
INDEPENDENT TRUSTEES
                                                                     J. DALE SHERRATT (born 09/23/38) Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee                       Insight Resources, Inc. (acquisition planning specialists),
Brigham and Women's Hospital, Chief of Cardiac Surgery;              President; Wellfleet Investments (investor in health care
Harvard Medical School, Professor of Surgery                         companies), Managing General Partner (since 1993); Cambridge
                                                                     Nutraceuticals (professional nutritional products),
WILLIAM R. GUTOW (born 09/27/41) Trustee                             Chief Executive Officer (until May 2001)
Private investor and real estate consultant; Capitol
Entertainment Management Company (video franchise),                  ELAINE R. SMITH (born 04/25/46) Trustee
Vice Chairman                                                        Independent health care industry consultant

J. ATWOOD IVES (born 05/01/36) Trustee                               WARD SMITH (born 09/13/30) Trustee
Private investor; KeySpan Corporation (energy related                Private investor
services), Director; Eastern Enterprises (diversified
services company), Chairman, Trustee and Chief Executive
Officer (until November 2000)

OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and President                 ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chief Executive            Massachusetts Financial Services Company, Vice President
Officer and Director                                                 (since August 2000); UAM Fund Services, Senior Vice
                                                                     President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant Secretary
and Assistant Clerk                                                  RICHARD M. HISEY (born 08/29/58) Treasure
Massachusetts Financial Services Company, Senior Vice                Massachusetts Financial Services Company, Senior Vice
President and Associate General Counsel                              President (since July 2002); The Bank of New York,
                                                                     Senior Vice President (September 2000 to July 2002);
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk                 Lexington Global Asset Managers, Inc., Executive Vice
Massachusetts Financial Services Company, Senior Vice                President and Chief Financial Officer (prior to September
President, General Counsel and Secretary                             2000); Lexington Funds, Treasurer (prior to September 2000)

STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Vice President             Massachusetts Financial Services Company, Vice President
(since April 2003); Brown Brothers Harriman & Co., Senior
Vice President (November 2002 to April 2003); ING Groep              JAMES O. YOST (born 06/12/60) Assistant Treasurer
N.V./Aeltus Investment Management, Senior Vice President             Massachusetts Financial Services Company,
(prior to November 2002)                                             Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs.
Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

INVESTMENT ADVISER                                           CUSTODIAN

Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street                                          225 Franklin Street, Boston, MA 02110
Boston, MA 02116-3741

DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS

Eric B. Fischman(1)
David M. Calabro(1)

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at
http://www.sec.gov

(1) MFS Investment Management

MFS(R) EMERGING OPPORTUNITIES FUND

MFS(R) LARGE CAP VALUE FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             INCA-SEM-12/03 260

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/03

MFS(R) RESEARCH BOND FUND J

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) RESEARCH BOND FUND J

The fund seeks to provide total return (high current income and long-term growth of capital).

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
PERFORMANCE RE-CAP                                 1
----------------------------------------------------
PERFORMANCE SUMMARY                                2
----------------------------------------------------
FINANCIAL STATEMENTS                               4
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      8
----------------------------------------------------
TRUSTEES AND OFFICERS                             11

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE RE-CAP
--------------------------------------------------------------------------------

Dear Shareholders,

For the six months ended October 31, 2003, the fund provided a total return of 0.99%, including the reinvestment of any dividends and capital gains distributions but excluding the effects of any sales charges.

The fund invests in the MFS(R) Research Bond Fund. For information about holdings and more specific investment strategies of the overall portfolio, please refer to the Management Review section of the attached MFS(R) Research Bond Fund semiannual report dated October 31, 2003.

    Respectfully,

/s/ Michael W. Roberge

    Michael W. Roberge
    Portfolio Manager

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Roberge.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
--------------------------------------------------------------------------------

Currently, the fund offers only Class B shares.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary for more information.)

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                       Class
  Share class      inception date      6 months     1-yr       3-yr       Life*
--------------------------------------------------------------------------------
       B             10/17/2002            --      7.22%      8.82%      6.95%
--------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
--------------------------------------------------------------------------------
Average A-rated corporate debt fund+    0.82%      6.25%      7.61%      5.40%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit
Index#                                  0.62%      6.17%      8.91%      6.62%
--------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

--------------------------------------------------------------------------------
       B                                   --      3.22%      7.96%      6.79%
--------------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

--------------------------------------------------------------------------------
       B                                0.99%      7.22%     28.85%     38.28%
--------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the MFS Research Bond Fund's investment operations, January 4, 1999, through October 31, 2003.
  Index information is from January 1, 1999.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX -- measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

The Research Bond Fund J ("the fund") commenced investment operations with the offering of Class B shares on October 17, 2002. The Research Bond Fund ("the portfolio") commenced investment operations on January 4, 1999, with the offering of Class A and Class I shares, and subsequently offered Class B and Class C shares on December 29, 2000, Class 529A, 529B, and 529C shares on July 31, 2002, Class R1 shares on December 31, 2002, and Class R2 shares on October 31, 2003. The investment performance of Class B shares of the fund reflects the investment performance of Class B shares of the portfolio for periods prior to the fund's commencement of investment operations. Also, the performance of Class B shares of the fund includes the performance of Class A shares of the portfolio for periods prior to the offering of the portfolio's other share classes. The performance of Class B shares of the fund has been adjusted to take into account any differences in the sales charges of Class B shares of the portfolio, but has not been adjusted to take into account differences in operating expenses between the fund and the portfolio. Because the operating expenses of Class B shares of the fund are higher than those of Class B shares of the portfolio, the performance of Class B shares of the fund is higher than it would have been had the fund commenced investment operations at the same time as the portfolio.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers the fund's performance results would be less favorable. In particular, prior to January 1, 2002, the portfolio was available only to MFS employees and had limited assets. Between February 1, 1999, and December 29, 2000, a significant portion of the portfolio's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investments in securities involves risks relating to interest rates, currency exchange rates, market conditions and the economic and political conditions of the countries where investments are made.

Investments in lower-rated securities may provide greater returns, but they are also associated with greater than average risk.

As a non-diversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

A prospectus containing more complete information, including investment objectives, risks, charges, and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments in MFS Research Bond Fund, at value
  (identified cost, $192,871,676)                                 $195,120,141
-----------------------------------------------------------------------------------------------------
Cash                                                                        25
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,353,845
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        317,041
-----------------------------------------------------------------------------------------------------
Dividends receivable                                                   865,230
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $197,656,282
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distribution payable                                                  $693,555
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                      317,041
-----------------------------------------------------------------------------------------------------
Payable for fund shares repurchased                                  1,353,845
-----------------------------------------------------------------------------------------------------
Payable to affiliates -
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         172,068
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                      8,604
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $2,545,113
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $195,111,169
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $192,559,127
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               2,248,465
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments             633,908
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income          (330,331)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $  195,111,169
-----------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                                  18,695,272
-----------------------------------------------------------------------------------------------------

Class B shares

  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)                                       $10.44
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividend income from underlying fund                                                     $5,013,441
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $479,144
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                  2,484
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                955,716
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      7,610
-----------------------------------------------------------------------------------------------------
  Printing                                                               33,447
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             22,475
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          20,820
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                           7,050
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          16,827
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,545,573
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (1,169)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (540,902)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,003,502
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $4,009,939
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                              $394,055
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                       $(2,799,509)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                           $(2,405,454)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $1,604,485
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                        PERIOD ENDED
FOR SIX MONTHS ENDED 10/31/03                                       2003                   2003*
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                               $4,009,939               $2,706,202
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                       394,055                  239,853
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           (2,799,509)               5,047,974
----------------------------------------------------------------   --------------          ------------
Increase in net assets from operations                              $1,604,485               $7,994,029
----------------------------------------------------------------   --------------          ------------
Distributions declared to shareholders from net investment
income (Class B)                                                   $(4,078,513)             $(2,967,959)
----------------------------------------------------------------   --------------          ------------
Net increase in net assets from fund share transactions            $22,805,508             $169,753,619
----------------------------------------------------------------   --------------          ------------
Total increase in net assets                                       $20,331,480             $174,779,689
----------------------------------------------------------------   --------------          ------------

NET ASSETS

At beginning of period                                            $174,779,689                      $--
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment
income of $330,331 and $261,757, respectively)                    $195,111,169             $174,779,689
-------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 17, 2002 through
  April 30, 2003.

See notes to financial statements.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation).
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                                                                       FOR SIX
                                                                  MONTHS ENDED            PERIOD ENDED
                                                                    10/31/2003              4/30/2003*
CLASS B                                                            (UNAUDITED)

Net asset value, beginning of period                                    $10.56                  $10.00
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.22                   $0.27
------------------------------------------------------------------------------------------------------
  Capital gain distribution from underlying fund                            --                   $0.01
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
and foreign currency                                                     (0.12)                   0.52
------------------------------------------------------------------   ---------        ----------------
Total from investment operations                                         $0.10                   $0.80
------------------------------------------------------------------   ---------        ----------------
Less distributions declared to shareholders from net
investment income                                                       $(0.22)                 $(0.24)
------------------------------------------------------------------   ---------        ----------------
Net asset value, end of period                                          $10.44                  $10.56
------------------------------------------------------------------   ---------        ----------------
Total return (%)                                                          0.99++                  7.66++
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##(1)                                                             1.05+                   1.05+
------------------------------------------------------------------------------------------------------
Net investment income                                                     4.18+                   4.48+
------------------------------------------------------------------------------------------------------
Portfolio turnover(2)                                                       87                     141
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $195,111                $174,780
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of
    0.05% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and ratios would have been:

Net investment income                                                    $0.19                   $0.23
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##(1)                                                             1.61+                   1.75+
------------------------------------------------------------------------------------------------------
Net investment income                                                     3.62+                   3.78+
------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, October 17, 2002, through
    April 30, 2003.
(1) Reflects direct fund expenses only. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS Research
    Bond Fund I share class in which it invests.
(2) Portfolio turnover rate reflects that of the Portfolio in which the fund invests. +Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund is a "fund of funds" which invests substantially all of its assets in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund. The financial statements of the MFS Research Bond Fund, including the Portfolio of Investments, are included elsewhere in this report. The percentage of ownership of the MFS Research Bond Fund owned by the fund at October 31, 2003 was 22.72%.

INVESTMENT VALUATIONS - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the year ended April 30, 2003 was as follows:

Distributions declared from                                             4/30/03
-------------------------------------------------------------------------------
Ordinary income                                                      $2,967,959
-------------------------------------------------------------------------------

As of April 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Undistributed ordinary income        $605,732
                ----------------------------------------------
                Unrealized appreciation             5,047,974
                ----------------------------------------------
                Other temporary differences          (627,636)
                ----------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate 0.50 % of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's aggregate expenses do not exceed 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee of 0.20% paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The actual and maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS B

                Distribution Fee                         0.75%
                ----------------------------------------------
                Service Fee                              0.25%
                ----------------------------------------------
                Total Distribution Plan                  1.00%
                ----------------------------------------------

A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2003, were as follows:

                                                            CLASS B

                Contingent Deferred Sales Charges Imposed    $4,372
                ---------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of MFS Research Bond Fund, aggregated $30,483,563 and $7,758,138, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                    $192,871,676
                ----------------------------------------------
                Gross unrealized appreciation       $2,248,465
                ----------------------------------------------
                Gross unrealized depreciation               --
                ----------------------------------------------
                Net unrealized appreciation         $2,248,465
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                      Six months ended 10/31/03       Period ended 4/30/03*
CLASS B SHARES          SHARES         AMOUNT         SHARES        AMOUNT

Shares sold            2,870,312     $30,483,583    17,199,580   $176,428,815
--------------------------------------------------------------------------------
Shares reacquired       (730,080)     (7,678,075)     (644,540)    (6,675,196)
--------------------------------------------------------------------------------
Net increase           2,140,232     $22,805,508    16,555,040   $169,753,619
--------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended October 31, 2003, was $710. The fund had no borrowings during the period.

(7) SUBSEQUENT EVENTS

On November 20, 2003, the Trustees approved the exchange of all shares held of the MFS Research Bond Fund for a proportionate interest in the underlying portfolio securities of the MFS Research Bond Fund. This so called "in-kind" transaction is scheduled to occur on or about December 19, 2003 and will have no impact on net assets and net asset value.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds" shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS" mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman                  ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman             Private investor; Rockefeller Financial Services, Inc.
                                                               (investment advisers), Chairman and Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59) Trustee and President
Massachusetts Financial Services Company,                      LAWRENCE T. PERERA (born 06/23/35) Trustee
Chief Executive Officer and Director                           Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                      WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, President,           Private investor; Harvard University Graduate School of
Chief Investment Officer and Director                          Business Administration, Class of 1961 Adjunct Professor
                                                               in Entrepreneurship Emeritus; CBL & Associates
                                                               Properties, Inc. (real estate investment trust), Director
INDEPENDENT TRUSTEES
                                                               J. DALE SHERRATT (born 09/23/38) Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee                 Insight Resources, Inc. (acquisition planning specialists),
Brigham and Women's Hospital, Chief of Cardiac Surgery;        President; Wellfleet Investments (investor in health care
Harvard Medical School, Professor of Surgery                   companies), Managing General Partner (since 1993); Cambridge
                                                               Nutraceuticals (professional nutritional products), Chief
WILLIAM R. GUTOW (born 09/27/41) Trustee                       Executive Officer (until May 2001)
Private investor and real estate consultant; Capitol
Entertainment Management Company (video franchise),            ELAINE R. SMITH (born 04/25/46) Trustee
Vice Chairman                                                  Independent health care industry consultant

J. ATWOOD IVES (born 05/01/36) Trustee                         WARD SMITH (born 09/13/30) Trustee
Private investor; KeySpan Corporation (energy related          Private investor
services), Director; Eastern Enterprises (diversified
services company), Chairman, Trustee and Chief Executive
Officer (until November 2000)

OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and President           ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chief Executive      Massachusetts Financial Services Company, Vice President
Officer and Director                                           (since August 2000); UAM Fund Services, Senior Vice
                                                               President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                        RICHARD M. HISEY (born 08/29/58) Treasurer
Massachusetts Financial Services Company, Senior Vice          Massachusetts Financial Services Company, Senior Vice
President and Associate General Counsel                        President (since July 2002); The Bank of New York, Senior
                                                               Vice President (September 2000 to July 2002); Lexington
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk           Global Asset Managers, Inc., Executive Vice President
Massachusetts Financial Services Company, Senior Vice          and Chief Financial Officer (prior to September 2000);
President, General Counsel and Secretary                       Lexington Funds, Treasurer (prior to September 2000)

STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer       ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Vice President       Massachusetts Financial Services Company, Vice President
(since April 2003); Brown Brothers Harriman & Co., Senior
Vice President (November 2002 to April 2003); ING Groep        JAMES O. YOST (born 06/12/60) Assistant Treasurer
N.V./Aeltus Investment Management, Senior Vice President       Massachusetts Financial Services Company,
(prior to November 2002)                                       Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs.
Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

DIRECTOR OF FIXED INCOME RESEARCH

Michael W. Roberge(1)

CUSTODIANS

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081

(1)  MFS Investment Management

MFS(R) RESEARCH BOND FUND J

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             RBJ SEM 12/03 100

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX


By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 5, 2004
       --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date: January 5, 2004
      ------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:  January 5, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.